UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21213

Nuveen AMT-Free Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

nuveen
A TIAA Company

Closed-End Funds

30 April 2020

Nuveen Municipal Closed-End Funds

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.

You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, (i) by calling 800-257-8787 and selecting option #2 or (ii) by logging into your Investor Center account at www.computershare.com/investor and clicking on "Communication Preferences." Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

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Chair’s Letter

to Shareholders

Dear Shareholders,
The COVID-19 crisis is taking an unprecedented toll on our health, societies, economies and financial markets. Our thoughts are with all whose lives have been affected by the disease and its economic fallout. With some regions of the world having appeared to “flatten the curve” of infections, governments and public health officials are now facing the extraordinary challenge of balancing the resumption of economic activity with public safety, in a way that minimizes the potential for a second wave of outbreaks. Markets have turned their focus to the potential for an economic recovery – the timing and magnitude of which remain highly uncertain. Elevated market volatility is likely to continue, with economic data, coronavirus infection rates and the upcoming U.S. presidential election under scrutiny.
While we do not want to understate the dampening effect on the global economy, it is important to differentiate short-term interruptions from the longer-lasting implications to the economy. Some areas of the global economy were already on the mend prior to the coronavirus epidemic. Temporary bans on movement and travel are being lifted, and some near-term economic indicators have shown modest improvement in countries that have reopened. Central banks and governments around the world have announced economic stimulus measures and pledged to continue doing what it takes to support their economies. In the U.S., the Federal Reserve has cut its benchmark interest rate to near zero and introduced programs that helped revive the U.S. economy after the 2008 financial crisis. The U.S. Government has approved three relief packages, including a $2 trillion-dollar package directly supporting businesses and individuals. The Coronavirus Aid, Relief and Economic Security Act, called the CARES Act, provides direct payments and expanded unemployment benefits to individuals, loans and grants to small businesses, loans and other money to large corporations and funding for hospitals, public health, education and state and local governments.
In the meantime, patience and a long-term perspective are key for investors. When market fluctuations are the leading headlines day after day, it’s tempting to “do something.” However, your long-term goals can’t be met with short-term thinking. We encourage you to talk to your financial professional, who can review your time horizon, risk tolerance and investment goals. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Terence J. Toth
Chair of the Board
June 23, 2020

Portfolio Manager’s Comments
Nuveen Quality Municipal Income Fund (NAD)
Nuveen AMT-Free Quality Municipal Income Fund (NEA)
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. Portfolio manager Christopher L. Drahn, CFA, reviews key investment strategies and the six-month performance of these two national Funds.
During May 2019, the Board of Trustees approved the merger of the Nuveen Texas Quality Municipal Income Fund (NTX) into the acquiring Fund, the Nuveen Quality Municipal Income Fund (NAD) and the Nuveen North Carolina Quality Municipal Income Fund (NNC) into the acquiring Fund the Nuveen AMT-Free Quality Municipal Income Fund (NEA). Shareholders approved the merger of NNC into NEA during October 2019 and the mergers were completed prior to the open of business on November 18, 2019. Shareholders approved the merger of NTX into NAD during January 2020 and the mergers were completed prior to the open of business on February 18, 2020.
An Update on COVID-19 Coronavirus and its Impact on the Securities Markets
With daily new COVID-19 coronavirus cases now slowing across much of the world, economies are beginning to reopen and movement bans are easing. The focus is shifting to whether the resumption of activity triggers a second wave of infections and how quickly economies may rebound. Early indications, first from China, South Korea and Hong Kong, and more recently from various U.S. states that opened their economies earlier and more thoroughly than others, showed there is a risk of new infection outbreaks. Economic indicators have begun to reflect the severe supply and demand disruptions resulting from the shutdowns, and a more prolonged recovery looks more likely than a rapid snap-back to growth.
Although the detection of the virus in China was made public in December 2019, markets did not start to fully acknowledge the risks and potential economic impact until the latter portion of February 2020, when outbreaks outside of China were first reported. Global stock markets sold off severely, with the S&P 500® index reaching a bear market (a 20% drop from the previous high) within three weeks, the fastest bear market decline in history. Even certain parts of the bond market suffered; below investment grade municipal and corporate bonds generally dropped the furthest, mostly out of concerns for the continued financial stability of lower quality issuers. Demand for safe-haven assets, along with mounting recession fears, drove the yield on the 10-year U.S. Treasury note to 0.5% in March 2020, an all-time low. Additionally, oil prices collapsed to an 18-year low on supply glut concerns, as shutdowns across the global economy sharply reduced oil demand, although oil prices have recovered to well above those lows.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Manager’s Comments (continued)
Central banks and governments have responded with liquidity injections to ease the strain on financial systems and stimulus measures to buffer the shock to businesses and consumers. These measures have helped stabilize the markets over the short term, and most markets have recovered most of their losses. But volatility will likely remain elevated until the health crisis itself is under control (via fewer new cases, lower infection rates and/or verified treatments or vaccines). There are still many unknowns and new information is incoming daily, compounding the difficulty of modeling outcomes for epidemiologists and economists alike.
Nuveen, LLC and our portfolio management teams are monitoring the situation carefully and continuously refining our views and approaches to managing the Funds to best pursue investment objectives while mitigating risks through all market environments.
What key strategies were used to manage the Funds during the six-month reporting period ended April 30, 2020, and how did these strategies influence performance?
Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of NEA the alternative minimum tax (“AMT”) applicable to individuals, by investing primarily in a portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.
For most of the reporting period, a favorable macroeconomic backdrop, strong demand, narrowing credit spreads and falling interest rates supported municipal bond performance. However, the coronavirus pandemic and the shutdown of the economy introduced significant uncertainty about the future of economic growth and impact to municipal credit fundamentals. As the nearer-term impacts began to materialize, we looked for relative value and income enhancement opportunities among credits we believe may demonstrate resilience over the long term.
Our trading activity continued to focus on pursuing the Funds’ investment objectives. In the more normal market conditions of the first four months of the reporting period, we continued to reinvest the proceeds of called and maturing bonds. One of the more notable transactions in this reporting period was the state of Ohio refunding its legacy Buckeye Tobacco Settlement bonds, which both NEA and NAD held. We partially replaced the position with some of the new issue replacement Buckeye Tobacco bonds. After the market sell-off in March 2020, credit spreads for mid and lower grade bonds widened considerably. Focus shifted to gauging the effect of the economic disruptions to municipal issuers over the nearer and longer terms while still attempting to take advantage of potential opportunities. As is often the case when yields rise, a primary emphasis in March and April 2020 involved selling depreciated bonds with lower embedded yields to buy replacement positions at the higher yields now available in the marketplace. This exchanging strategy allows the Funds to take advantage of tax efficiencies and enhances the Funds’ income earnings capability to support the dividend. The volatility in the latter months of the reporting period marginally lengthened the Funds’ (and benchmark indexes’) overall duration. As yields rose and credit spreads widened, bonds previously priced to shorter call dates become less likely to be called early, lengthening their duration profile. There were no significant shifts in the Funds’ overall positioning, although the government guaranteed weightings increased somewhat due to advance refundings, while the transportation sector weighting declined primarily due to spread widening.
As of April 30, 2020, the Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management and income and total return enhancement.
How did the Funds perform during the six-month reporting period ended April 30, 2020?
The tables in each Fund's Performance Overview and Holding Summaries section of this report provide the Funds’ total returns for the six-month, one-year, five-year and ten-year periods ended April 30, 2020. Each Fund's total returns at net asset value (NAV) are compared with the performance of a corresponding market index.

For the six months ended April 30, 2020, the total returns on common share NAV for the two Funds underperformed the returns for the national S&P Municipal Bond Index and the secondary benchmark, composed of 80% S&P Municipal Bond Investment Grade Index and 20% S&P Municipal Bond High Yield Index.
The main factors influencing the Funds’ relative performance during this reporting period were yield curve and duration positioning, credit quality allocation and sector allocation. The high grade municipal yield curve steepened in this reporting period, with yields on the short end of the curve falling and yields on the longer end of the curve increasing. The Funds’ overweight allocations to the longer end of the yield curve detracted from relative performance, as longer maturity bonds underperformed.
The major detractor for relative performance came from the disproportionate credit spread widening among lower rated and high yield bonds during March 2020. The Funds’ overweight allocations in mid-grade quality (single A and BBB rated) credits and underweights in high grade (AAA and AA rated) paper were detrimental to performance as the mid-grade segment significantly underper-formed the highest credit quality segments. The Funds’ held a smaller overweight to the primary benchmark to below investment grade bonds, which also had a negative impact, although to a lesser degree.
Sectors composed of predominantly high grade bonds outperformed, despite their lower yields, while those made up of primarily lower rated, higher yielding bonds lagged. The two Funds benefited from their overweight allocation to the pre-refunded sector, whose bonds are backed by U.S. Treasuries or other high quality government bonds, and was among the best performing sectors in this reporting period. The Funds held an underweight allocation in general obligation (GO) bonds, which was disadvantageous to performance. GO bonds were a stronger performing sector due to their tax-backed revenues streams being perceived as somewhat more resistant to economic disruption. Additionally, overweight allocations to transportation (especially airports and toll roads) and hospitals detracted from the Funds’ performance, as these sectors came under significant pressure from coronavirus-related concerns. We note that NEA’s overweight to airport bonds was smaller than NAD’s because NEA does not invest in bonds subject to the alternative minimum tax (AMT), of which airports tend to be larger issuers. Other bonds that were disproportionately affected by the March sell-off, and therefore underperformed for the reporting period overall, included Illinois and Chicago GOs and U.S. territory debt. For these issuers, investors worried that credit concerns pre-dating the health crisis could be exacerbated by the uncertain outlook. While NEA and NAD’s exposure to Illinois (Chicago) and Puerto Rico bonds (the Funds do not own any Virgin Islands bonds) was a detractor from performance, the relative impact was generally in line with the credit spread widening seen across many other lower rated bonds.
In addition, the use of regulatory leverage was an important factor affecting performance of the Funds. Leverage is discussed in more detail later in the Fund Leverage section of this report.

Fund Leverage
IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage. The Funds obtain leverage through the issuance of preferred shares and/or investments in inverse floating rate securities, which represent a leveraged investment in an underlying bond.
The Funds primarily utilize leverage in order to generate incremental income. The Funds are able to do so by earning a greater amount of interest on additional higher yielding long-term bond investments than its associated leverage expense, which is typically based upon short-term rates. This has been particularly true in recent market environments where short-term rates have been low by historical standards. Common share income in leveraged funds will typically decrease in comparison to unleveraged funds when short-term rates increase and increase when short-term rates decrease.
In return for the opportunity of higher incremental income, the Funds’ common shareholders assume additional price variability, so their net asset value will be more volatile. Common shareholders will experience a greater increase in their net asset value due to leverage if the municipal bonds acquired through the use of leverage increase in value, but correspondingly will have a greater decline in their net asset value if the bonds acquired through leverage decline in price.
Management believes that the potential benefit from leverage continues to outweigh the associated risk of loss from increased price variability as previously described. Historically, over almost all longer periods of time, incremental income derived from leverage has more than offset any negative impact on net asset value due to the added price variability caused by leverage, in which cases leverage has resulted in higher total returns. However, during shorter time periods, increased losses due to this added price variability can equal or exceed any incremental income so that, when compared to an unleveraged fund, leverage may reduce total returns during the period.
During the recent semi-annual period, leverage had a negative impact on the total return performance of both Funds. Over the first four months of the reporting period the total return performance for each Fund was aided by not only the incremental income from leverage, but also an amplification of the modest price appreciation of its underlying bond portfolio. However, beginning of the second week of March, the overall municipal market experienced a severe sell-off due to the COVID-19 economic shutdown. The Funds’ leverage amplified these market declines, and those amplified declines more than offset leverage’s favorable impact on the prior months’ net asset value appreciation and incremental income.
During this period of sharp portfolio value decline, each Fund’s effective leverage ratio increased. Neither Fund was forced to reduce leverage during this period, however, and as markets began to somewhat recover, albeit in fits and starts, starting in the last days of March and through April, leverage again worked in each Fund’s favor. That recovery also caused the Funds’ respective leverage ratios to decline.
Despite the significant negative impact of leverage over the last two months of the fiscal period, management continues to believe that over the longer term leverage for each Fund will continue to enhance both net income and total return prospects. We point to the strong 10-year returns of the Funds compared to their unlevered benchmark index, shown on ensuing pages, which results encompass the negative impact of leverage during March and April of 2020.

As of April 30, 2020, the Funds’ percentages of leverage are as shown in the accompanying table.
	NAD	NEA
Effective Leverage*	39.23%	39.31%
Regulatory Leverage*	37.44%	37.28%

*
Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS’ REGULATORY LEVERAGE
As of April 30, 2020, the Funds have issued and outstanding preferred shares as shown in the accompanying table.
Variable Rate
	Variable Rate	Remarketed
	Preferred*	Preferred**
	Shares	Shares
	Issued at	Issued at
	Liquidation	Liquidation
	Preference	Preference	Total
NAD	$1,224,500,000	$ 632,000,000	$1,856,500,000
NEA	$ 901,500,000	$1,490,300,000	$2,391,800,000

*
Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares AMTP, iMTP, MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements, Note 5 – Fund Shares for further details.

**
Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode, MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements, Note 5 – Fund Shares for further details.

Refer to Notes to Financial Statements, Note 5 — Fund Shares for further details on preferred shares and each Fund’s respective transactions.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds’ distributions is current as of April 30, 2020. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investment value changes.
During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.
	Per Common
	Share Amounts
Monthly Distributions (Ex-Dividend Date)	NAD	NEA
November 2019	$0.0535	$0.0535
December	0.0535	0.0535
January	0.0535	0.0535
February	0.0535	0.0535
March	0.0535	0.0535
April 2020	0.0535	0.0535
Total Distributions from Net Investment Income	$0.3210	$0.3210

Yields
Market Yield*	4.92%	4.97%
Tax-Equivalent Yield*	8.31%	8.40%

*
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to Financial Statements of this report.

CHANGE IN METHOD OF PUBLISHING NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
During November 2019, the Nuveen Closed-End Funds discontinued the practice of announcing Fund distribution amounts and timing via press release. Instead, information about the Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders will be posted and can be found on Nuveen’s enhanced closed-end fund resource page, which is at www.nuveen.com/closed-end-fund-distributions, along with other Nuveen closed-end fund product updates. Shareholders can expect regular distribution information to be posted on www.nuveen.com on the first business day of each month. To ensure that our shareholders have timely access to the latest information, a subscribe function can be activated at this link here, or at this web page (www.nuveen.com/en-us/people/about-nuveen/for-the-media).
COMMON SHARE REPURCHASES
During August 2019, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.
As of April 30, 2020, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table.
	NAD	NEA
Common shares cumulatively repurchased and retired	17,900	75,000
Common shares authorized for repurchase	20,185,000	26,270,000

During the current reporting period, the Funds did not repurchase any of their outstanding common shares.
OTHER COMMON SHARE INFORMATION
As of April 30, 2020, and during the current reporting period, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs as shown in the accompanying table.
	NAD	NEA
Common share NAV	$14.66	$14.45
Common share price	$13.05	$12.91
Premium/(Discount) to NAV	(10.98)%	(10.66)%
6-month average premium/(discount) to NAV	(9.11)%	(8.82)%

Risk Considerations
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen Quality Municipal Income Fund (NAD)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NAD.
Nuveen AMT-Free Quality Municipal Income Fund (NEA)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NEA.

NAD	Nuveen Quality Municipal Income Fund
Performance Overview and Holding Summaries as of April 30, 2020

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2020

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NAD at Common Share NAV	(5.95)%	(0.33)%	3.71%	5.87%
NAD at Common Share Price	(7.45)%	0.59%	3.47%	5.24%
S&P Municipal Bond Index	(1.26)%	2.21%	3.02%	3.97%
NAD Custom Blended Fund Performance Benchmark(1)	(2.10)%	1.58%	3.04%	3.97%
Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

(1)
The Blended Index consists of the returns of the S&P Municipal Bond Index prior to 9/12/16 and thereafter: 1) 80% of the return of the S&P Municipal Bond Investment Grade Index and 2) 20% of the return the S&P Municipal Bond High Yield Index.

NAD	Performance Overview and Holding Summaries as of
April 30, 2020 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	159.4%
Investment Companies	0.0%
Short-Term Municipal Bonds	1.4%
Other Assets Less Liabilities	2.1%

Net Assets Plus Floating Rate Obligations,
AMTP Shares, net of deferred offering costs,
MFP Shares, net of deferred offering
costs & VRDP Shares, net of deferred
offering costs	162.9%
Floating Rate Obligations	(3.1)%
AMTP Shares, net of deferred
offering costs	(17.6)%
MFP Shares, net of deferred
offering costs	(21.9)%
VRDP Shares, net of deferred
offering costs	(20.3)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	9.8%
AAA	3.0%
AA	19.3%
A	39.2%
BBB	18.2%
BB or Lower	7.2%
N/R (not rated)	3.3%
N/A (not applicable)	0.0%
Total	100%

Portfolio Composition
(% of total investments)
Transportation	28.3%
Health Care	15.9%
Tax Obligation/Limited	13.7%
U.S. Guaranteed	10.4%
Tax Obligation/General	9.2%
Utilities	6.4%
Water and Sewer	5.1%
Education and Civic Organizations	5.1%
Other	5.9%
Total	100%

States and Territories
(% of total municipal bonds)
Texas	14.5%
Illinois	10.9%
California	9.1%
Colorado	6.7%
Florida	6.1%
New York	5.3%
Ohio	4.3%
Pennsylvania	3.1%
New Jersey	2.8%
South Carolina	2.7%
Missouri	2.6%
Washington	2.1%
Arizona	2.1%
Louisiana	2.0%
Virginia	1.9%
Michigan	1.7%
Oregon	1.3%
Indiana	1.2%
Tennessee	1.1%
Other	18.5%
Total	100%

NEA	Nuveen AMT-Free Quality Municipal Income Fund Performance Overview and Holding Summaries as of April 30, 2020

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2020

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NEA at Common Share NAV	(5.29)%	0.48%	4.11%	5.11%
NEA at Common Share Price	(6.99)%	1.44%	3.63%	4.46%
S&P Municipal Bond Index	(1.26)%	2.21%	3.02%	3.97%
NEA Custom Blended Fund Performance Benchmark(1)	(2.10)%	1.58%	3.04%	3.97%
Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

(1)
The Blended Index consists of the returns of the S&P Municipal Bond Index prior to 9/12/16 and thereafter: 1) 80% of the return of the S&P Municipal Bond Investment Grade Index and 2) 20% of the return the S&P Municipal Bond High Yield Index.

NEA	Performance Overview and Holding Summaries as of
April 30, 2020 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	157.8%
Short-Term Municipal Bonds	0.9%
Other Assets Less Liabilities	3.2%

Net Assets Plus Floating Rate Obligations,
AMTP Shares, net of deferred offering costs,
MFP Shares, net of deferred offering
costs & VRDP Shares, net of deferred
offering costs	161.9%
Floating Rate Obligations	(2.6)%
AMTP Shares, net of deferred
offering costs	(3.6)%
MFP Shares, net of deferred
offering costs	(23.8)%
VRDP Shares, net of deferred
offering costs	(31.9)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	11.8%
AAA	3.3%
AA	21.5%
A	35.5%
BBB	17.2%
BB or Lower	7.4%
N/R (not rated)	3.3%
Total	100%

Portfolio Composition
(% of total investments)
Health Care	20.6%
Transportation	16.2%
Tax Obligation/Limited	15.1%
U.S. Guaranteed	13.0%
Tax Obligation/General	11.4%
Education and Civic Organizations	6.4%
Water and Sewer	5.8%
Utilities	5.2%
Other	6.3%
Total	100%

States and Territories
(% of total municipal bonds)
Illinois	12.7%
Texas	7.8%
California	7.3%
Colorado	6.6%
North Carolina	5.9%
New York	5.0%
Florida	4.9%
Ohio	4.5%
New Jersey	3.7%
Michigan	3.4%
Pennsylvania	3.2%
South Carolina	2.4%
Georgia	2.3%
Missouri	2.3%
Washington	2.0%
Indiana	2.0%
Wisconsin	1.9%
Louisiana	1.8%
Virginia	1.8%
Other	18.5%
Total	100%

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 159.4% (99.1% of Total Investments)
	MUNICIPAL BONDS – 159.4% (99.1% of Total Investments)
	Alabama – 1.5% (1.0% of Total Investments)
	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A:
$ 5,000	5.000%, 10/01/33 – AGM Insured (AMT)	10/27 at 100.00	BBB+	$ 5,807,900
5,455	5.000%, 10/01/34 – AGM Insured (AMT)	10/27 at 100.00	BBB+	6,316,290
5,550	5.000%, 10/01/35 – AGM Insured (AMT)	10/27 at 100.00	BBB+	6,401,315
20,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A,	No Opt. Call	A3	24,965,800
	5.000%, 9/01/46
4,165	Tuscaloosa County Industrial Development Authority, Florida, Gulf Opportunity Zone	5/29 at 100.00	N/R	4,142,467
	Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A
40,170	Total Alabama			47,633,772
	Alaska – 0.7% (0.5% of Total Investments)
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham
	Hydroelectric Project, Refunding Series 2015:
1,580	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa2	1,714,031
3,400	5.000%, 1/01/25 (AMT)	No Opt. Call	Baa2	3,742,346
1,000	5.000%, 1/01/28 (AMT)	7/25 at 100.00	Baa2	1,096,680
1,075	5.000%, 1/01/29 (AMT)	7/25 at 100.00	Baa2	1,173,363
300	5.000%, 1/01/31 (AMT)	7/25 at 100.00	Baa2	323,634
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed
	Bonds, Series 2006A:
195	4.625%, 6/01/23	5/20 at 100.00	A2	195,411
14,500	5.000%, 6/01/32	5/20 at 100.00	B3	14,530,595
22,050	Total Alaska			22,776,060
	Arizona – 3.3% (2.1% of Total Investments)
980	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue	3/22 at 100.00	A–	1,002,432
	Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
2,500	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals	12/24 at 100.00	A2	2,680,225
	Project, Refunding Series 2014A, 5.000%, 12/01/39
2,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of	1/28 at 100.00	AA–	2,210,880
	Math & Science Projects, Series 2018A, 5.000%, 7/01/48
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility
	Project, Refunding Senior Series 2012A:
1,490	5.000%, 7/01/30	7/22 at 100.00	A	1,584,183
2,500	5.000%, 7/01/32	7/22 at 100.00	A	2,653,650
2,335	5.000%, 7/01/36	7/22 at 100.00	A	2,472,415
11,795	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health,	1/27 at 100.00	AA–	12,251,466
	Refunding Series 2016A, 4.000%, 1/01/36
9,740	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien	7/20 at 100.00	A+ (4)	9,806,232
	Series 2010A, 5.000%, 7/01/40 (Pre-refunded 7/01/20)
3,165	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien	7/29 at 100.00	A+	3,512,960
	Series 2019B, 5.000%, 7/01/44 (AMT)
12,935	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien	7/27 at 100.00	AA–	14,121,657
	Series 2017A, 5.000%, 7/01/47 (AMT)
6,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien	7/28 at 100.00	AA–	6,596,760
	Series 2018, 5.000%, 7/01/48 (AMT)
7,000	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion	No Opt. Call	AA	9,750,790
	Project, Series 2005B, 5.500%, 7/01/39 – FGIC Insured
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric	10/20 at 100.00	A–	1,005,680
	Power Company, Series 2010A, 5.250%, 10/01/40

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 1,000	Pinal County Electrical District 4, Arizona, Electric System Revenue Bonds, Refunding	12/25 at 100.00	AA	$ 1,060,030
	Series 2015, 4.000%, 12/01/38 – AGM Insured
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy
	Inc Prepay Contract Obligations, Series 2007:
500	5.500%, 12/01/29	No Opt. Call	BBB+	614,005
24,765	5.000%, 12/01/37	No Opt. Call	BBB+	30,224,940
1,100	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona	6/24 at 100.00	A2	1,240,437
	University Project, Series 2014, 5.000%, 6/01/34 – BAM Insured
90,805	Total Arizona			102,788,742
	Arkansas – 0.2% (0.1% of Total Investments)
4,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River	9/26 at 103.00	B	3,510,040
	Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A
2,055	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013,	12/23 at 100.00	A1	2,236,189
	4.875%, 12/01/43
6,055	Total Arkansas			5,746,229
	California – 14.7% (9.1% of Total Investments)
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding
	Subordinate Lien Series 2004A:
185	0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	Baa2	183,553
9,015	0.000%, 10/01/20 – AMBAC Insured (ETM)	No Opt. Call	Aaa	8,987,865
1,535	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series	No Opt. Call	A–	906,172
	1999A, 0.000%, 10/01/37 – NPFG Insured
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement
	Project, Series 1997C:
2,945	0.000%, 9/01/27	No Opt. Call	A2	2,596,665
7,150	0.000%, 9/01/28 – AGM Insured	No Opt. Call	A2	6,143,852
2,455	0.000%, 9/01/32 – AGM Insured	No Opt. Call	A2	1,833,296
95	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	63,307
105	0.000%, 9/01/35 – AGM Insured (ETM)	No Opt. Call	AA (4)	73,847
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Series 2013S-4:
10,000	5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	11,223,400
3,500	5.250%, 4/01/53 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	3,953,320
1,055	Brisbane School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	A2	692,565
	Election 2003 Series 2005, 0.000%, 7/01/35 – AGM Insured
	Byron Unified School District, Contra Costa County, California, General Obligation
	Bonds, Series 2007B:
60	0.000%, 8/01/32 (ETM)	No Opt. Call	A2 (4)	46,292
1,640	0.000%, 8/01/32	No Opt. Call	A2	1,217,831
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	A3	2,781,954
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	A3	3,137,057
2,750	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/20 at 100.00	BB+	2,750,742
	Sonoma County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26
7,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter	11/26 at 100.00	A+	7,656,670
	Health, Refunding Series 2016B, 5.000%, 11/15/46
22,520	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter	11/27 at 100.00	A+	24,753,759
	Health, Refunding Series 2017A, 5.000%, 11/15/48
2,275	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter	11/27 at 100.00	A+	2,374,577
	Health, Series 2018A, 4.000%, 11/15/42
710	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health	7/23 at 100.00	AA–	766,481
	System, Series 2013A, 5.000%, 7/01/37

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 2016-XG0049:
$ 790	9.214%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA–	$ 857,110
825	9.222%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA–	895,150
2,140	9.222%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA–	2,321,964
5,600	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien	6/28 at 100.00	BBB–	5,841,640
	Series 2018A, 5.000%, 12/31/43 (AMT)
3,250	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series	2/27 at 100.00	A–	3,486,795
	2017A, 5.000%, 2/01/42
815	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,	11/23 at 100.00	A+	891,145
	Series 2013I, 5.000%, 11/01/38
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,100	5.250%, 3/01/30	6/20 at 100.00	AA–	2,106,426
4,250	5.250%, 11/01/40	11/20 at 100.00	AA–	4,328,412
500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	12/24 at 100.00	BB–	505,425
	Linda University Medical Center, Series 2014A, 5.250%, 12/01/44
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma
	Linda University Medical Center, Series 2016A:
6,000	5.000%, 12/01/46, 144A	6/26 at 100.00	BB–	5,898,000
3,070	5.250%, 12/01/56, 144A	6/26 at 100.00	BB–	3,072,886
5,480	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/28 at 100.00	BB–	5,561,433
	Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A
	California Statewide Community Development Authority, Revenue Bonds, Daughters of
	Charity Health System, Series 2005A:
2,640	5.750%, 7/01/30 (6)	6/20 at 100.00	N/R	2,220,821
7,230	5.500%, 7/01/39 (6)	6/20 at 100.00	N/R	6,082,021
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds,	No Opt. Call	Baa2	4,356,110
	Series 2006B, 0.000%, 8/01/26 – NPFG Insured
1,000	Coachella Valley Unified School District, Riverside County, California, General	No Opt. Call	A–	790,230
	Obligation Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured
5,045	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	11/21 at 61.42	AA– (4)	3,061,710
	Project, Capital Appreciation Series 2011A, 0.000%, 11/01/27 (Pre-refunded 11/01/21)
1,260	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment	12/21 at 100.00	A+ (4)	1,383,694
	Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21)
4,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California,	6/24 at 100.00	Aa1	4,527,520
	Water System Revenue Bonds, Series 2014C, 5.000%, 6/01/44
3,010	El Camino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	AA+	2,810,768
	2002 Series 2012C, 0.000%, 8/01/25
3,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	BBB	2,352,735
	Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,480	5.750%, 1/15/46	1/24 at 100.00	Baa2	1,593,442
6,480	6.000%, 1/15/49 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (4)	7,692,019
1,500	Gavilan Joint Community College District, Santa Clara and San Benito Counties,	8/21 at 100.00	AA (4)	1,596,180
	California, General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
	(Pre-refunded 8/01/21)
9,930	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	10,950,605
	Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
1,455	0.000%, 6/01/24 – AMBAC Insured	No Opt. Call	A+	1,355,231
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	Aa3	3,125,290

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R	$ 2,924,280
	Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47
5,945	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R	5,794,948
	Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47
2,500	Huntington Beach Union High School District, Orange County, California, General	No Opt. Call	AA–	1,786,025
	Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
5,000	Kern Community College District, California, General Obligation Bonds, Safety, Repair &	No Opt. Call	AA	4,682,650
	Improvement, Election 2002 Series 2006, 0.000%, 11/01/24 – AGM Insured
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation	No Opt. Call	A–	811,129
	Bonds, Series 2001B, 0.000%, 8/01/31 – NPFG Insured
90	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/26 at 100.00	AA–	98,542
	Airport, Subordinate Lien Series 2016A, 5.000%, 5/15/42 (AMT)
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International
	Airport, Subordinate Lien Series 2016B:
2,000	5.000%, 5/15/41 (AMT)	5/26 at 100.00	AA–	2,193,260
20,015	5.000%, 5/15/46 (AMT)	5/26 at 100.00	AA–	21,798,737
4,615	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/28 at 100.00	AA–	5,141,156
	Airport, Subordinate Lien Series 2018A, 5.000%, 5/15/44 (AMT)
2,665	Los Angeles Department of Water and Power, California, Power System Revenue Bonds,	1/24 at 100.00	AA–	2,960,015
	Series 2014B, 5.000%, 7/01/43
15,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	1/21 at 100.00	Aa2	15,343,350
	2011A, 5.000%, 7/01/41
250	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A,	9/21 at 100.00	A	264,308
	Subordinate Lien Series 2011A, 7.000%, 9/01/31
6,215	Martinez Unified School District, Contra Costa County, California, General Obligation	8/24 at 100.00	AA	7,316,857
	Bonds, Series 2011, 5.875%, 8/01/31
5,955	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	5,840,604
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (7)
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,	No Opt. Call	BBB+	3,807,000
	Series 2009A, 7.000%, 11/01/34
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,	No Opt. Call	BBB+	3,155,416
	Series 2009C, 6.500%, 11/01/39
170	Natomas Union School District, Sacramento County, California, General Obligation	No Opt. Call	Baa2	176,513
	Refunding Bonds, Series 1999, 5.950%, 9/01/21 – NPFG Insured
12,230	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	Baa2	13,630,702
	Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured
605	Palomar Pomerado Health Care District, California, Certificates of Participation, Series	11/20 at 100.00	Ba1 (4)	618,153
	2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AA+ (4)	16,062,664
	Revenue Bonds, Series 1988B, 8.200%, 9/01/23 (ETM)
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	AA+ (4)	2,611,750
	5.500%, 5/01/32 (Pre-refunded 5/01/21)
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates	No Opt. Call	A2 (4)	4,340,340
	of Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured (ETM)
5,505	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage	No Opt. Call	AA+ (4)	6,015,754
	Revenue Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)
2,000	Poway Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA–	1,042,660
	School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41
5,000	Rialto Unified School District, San Bernardino County, California, General Obligation	8/36 at 100.00	Aa3	5,805,150
	Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (7)
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds,	No Opt. Call	A1	4,639,450
	Riverside County Hospital Project, Series 1997, 0.000%, 6/01/25 – NPFG Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 4,615	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley	No Opt. Call	A	$ 2,633,088
	Project Area, Series 2011B, 0.000%, 10/01/38
330	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds,	6/23 at 100.00	BBB+	348,401
	Series 2013A, 5.750%, 6/01/48
14,900	San Francisco Airports Commission, California, Revenue Bonds, San Francisco	5/26 at 100.00	A+	16,221,034
	International Airport, Second Series 2016B, 5.000%, 5/01/46 (AMT)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco
	International Airport, Second Series 2018D:
11,615	5.000%, 5/01/43 (AMT)	5/28 at 100.00	A+	13,008,916
12,285	5.000%, 5/01/48 (AMT)	5/28 at 100.00	A+	13,669,519
11,025	San Francisco Airports Commission, California, Revenue Bonds, San Francisco	5/29 at 100.00	A+	12,372,365
	International Airport, Second Series 2019A, 5.000%, 5/01/49 (AMT)
2,000	San Francisco, California, Community Facilities District 6, Mission Bay South Public	8/22 at 29.31	N/R	542,840
	Improvements, Special Tax Refunding Bonds, Series 2013C, 0.000%, 8/01/43
2,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road	1/25 at 100.00	BBB–	2,107,720
	Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road
	Revenue Bonds, Refunding Senior Lien Series 2014A:
15,350	5.000%, 1/15/44	1/25 at 100.00	BBB	16,249,817
25,840	5.000%, 1/15/50	1/25 at 100.00	BBB	27,263,526
	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A:
5,000	5.000%, 3/01/41 (AMT)	3/27 at 100.00	A	5,491,200
5,000	5.000%, 3/01/47 (AMT)	3/27 at 100.00	A	5,441,100
6,660	San Ysidro School District, San Diego County, California, General Obligation Bonds,	8/25 at 38.93	A2	2,298,699
	Refunding Series 2015, 0.000%, 8/01/43
880	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A (4)	920,788
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)
2,460	Santee School District, San Diego County, California, General Obligation Bonds, Capital	No Opt. Call	AA	1,769,921
	Appreciation, Election 2006, Series 2008D, 0.000%, 8/01/33 – AGC Insured
5,000	Solano Community College District, Solano and Yolo Counties, California, General	8/23 at 100.00	AA (4)	5,680,950
	Obligation Bonds, Election 2012 Series 2013A, 5.000%, 8/01/43 (Pre-refunded 8/01/23)
1,145	Southern Kern Unified School District, Kern County, California, General Obligation	No Opt. Call	A2	915,691
	Bonds, Series 2006C, 0.000%, 11/01/30 – AGM Insured
1,175	Southern Kern Unified School District, Kern County, California, General Obligation	No Opt. Call	A2	785,535
	Bonds, Series 2010B, 0.000%, 11/01/35 – AGM Insured
	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,
	Redevelopment Project, Subordinate Lien Series 2011:
1,000	6.375%, 12/01/23 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,089,560
1,000	6.500%, 12/01/24 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,091,020
1,000	6.625%, 12/01/25 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,092,970
1,325	6.750%, 12/01/26 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,450,769
2,410	Victor Elementary School District, San Bernardino County, California, General Obligation	No Opt. Call	A+	2,173,603
	Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured
2,000	West Contra Costa Unified School District, Contra Costa County, California, General	8/21 at 100.00	A+ (4)	2,109,700
	Obligation Bonds, Election 2010 Series 2011A, 5.000%, 8/01/41 (Pre-refunded 8/01/21)
3,750	Wiseburn School District, Los Angeles County, California, General Obligation Bonds,	8/31 at 100.00	AA	3,871,200
	Series 2011B, 0.000%, 8/01/36 – AGM Insured (7)
4,000	Yuba Community College District, California, General Obligation Bonds, Election 2006	8/21 at 100.00	Aa2 (4)	4,231,760
	Series 2011C, 5.250%, 8/01/47 (Pre-refunded 8/01/21)
450,040	Total California			455,501,072

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado – 10.8% (6.7% of Total Investments)
$ 3,000	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series	12/25 at 100.00	A3	$ 3,485,910
	2015, 5.000%, 12/01/35 – BAM Insured
4,195	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado,	12/26 at 100.00	Aa2	4,632,245
	General Obligation Bonds, Series 2016C, 4.000%, 12/15/34
10,000	Boulder Valley School District RE2, Boulder County, Colorado, General Obligation Bonds,	6/29 at 100.00	AA+	11,030,200
	Series 2019A, 4.000%, 12/01/48
4,000	Centennial Water and Sanitation District, Douglas County, Colorado, Water and Wastewater	12/28 at 100.00	AA+	4,828,600
	Revenue Bonds, Series 2019, 5.000%, 12/01/43
1,775	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding &	12/22 at 103.00	N/R	1,736,216
	Improvement Series 2017, 5.000%, 12/01/29, 144A
2,945	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/23 at 100.00	BB+	3,154,890
	Community Leadership Academy, Inc Second Campus Project, Series 2013, 7.350%, 8/01/43
1,715	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/26 at 100.00	A+	1,629,799
	Flagstaff Academy Project, Refunding Series 2016, 3.625%, 8/01/46
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	1/24 at 100.00	A+	526,020
	Liberty Common Charter School, Series 2014A, 5.000%, 1/15/44
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/24 at 100.00	A+	1,099,780
	Peak-to-Peak Charter School, Refunding Series 2014, 5.000%, 8/15/30
3,915	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	6/26 at 100.00	A+	3,514,965
	Weld County School District 6 – Frontier Academy, Refunding & Improvement Series 2016,
	3.250%, 6/01/46
1,250	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University	No Opt. Call	A+	1,344,688
	Corporation for Atmospheric Research Project, Refunding Series 2012A, 4.500%, 9/01/22
545	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University	9/27 at 100.00	A2	562,336
	Corporation for Atmospheric Research Project, Refunding Series 2017, 3.625%, 9/01/31
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University of
	Denver, Series 2017A:
1,200	4.000%, 3/01/36	3/27 at 100.00	A1	1,297,668
1,600	4.000%, 3/01/37	3/27 at 100.00	A1	1,725,168
2,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health	2/21 at 100.00	BBB+ (4)	2,372,657
	Initiatives, Series 2011A, 5.000%, 2/01/41 (Pre-refunded 2/01/21)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health
	Initiatives, Series 2013A:
3,020	5.250%, 1/01/40 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	3,353,317
4,890	5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	5,429,709
4,600	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living	1/24 at 102.00	N/R	4,155,272
	Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
8,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	8,117,670
	Series 2019A-2, 4.000%, 8/01/49
270	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	N/R (4)	309,668
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013A:
2,670	5.000%, 6/01/28 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (4)	3,195,723
6,425	5.000%, 6/01/40 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (4)	7,690,082
665	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project,	5/27 at 100.00	BB+	593,798
	Refunding & Improvement Series 2017A, 5.250%, 5/15/47
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series	11/29 at 100.00	A+	5,495,750
	2019A, 5.000%, 11/01/44
3,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System,	1/30 at 100.00	AA–	3,461,370
	Refunding Series 2019A, 4.000%, 1/01/38
2,620	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System,	1/30 at 100.00	AA–	2,713,115
	Refunding Series 2019B, 4.000%, 1/01/40

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 625	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care	11/20 at 100.00	N/R (4)	$ 641,900
	National Obligated Group Project, Series 2010A, 6.000%, 11/15/30 (Pre-refunded 11/15/20)
1,100	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds,	12/24 at 100.00	BBB	1,021,746
	Senior Lien Series 2017, 5.000%, 12/31/56
	Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series 2012B:
750	4.250%, 5/15/37 (Pre-refunded 5/15/21)	5/21 at 100.00	N/R (4)	776,738
1,250	4.250%, 5/15/37	5/21 at 100.00	Aa2	1,284,713
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Refunding Series 2017C:
1,115	5.000%, 3/01/43 (Pre-refunded 3/01/28)	3/28 at 100.00	N/R (4)	1,438,227
1,660	5.000%, 3/01/43	3/28 at 100.00	AA	1,973,225
2,360	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/28 at 100.00	AA	2,577,474
	Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43
3,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%, 8/01/44 –	8/24 at 100.00	A1	3,362,790
	AGM Insured
7,250	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016, 5.000%, 8/01/46	8/26 at 100.00	A1	8,436,390
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B,	11/22 at 100.00	A+	2,133,780
	5.000%, 11/15/32
1,100	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series	11/23 at 100.00	A	1,183,457
	2013A, 5.250%, 11/15/43 (AMT)
4,515	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series	11/23 at 100.00	A	4,864,326
	2013B, 5.000%, 11/15/43
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien
	Series 2018A:
20,460	5.000%, 12/01/43 (AMT)	12/28 at 100.00	A	23,248,903
30,435	5.000%, 12/01/48 (AMT)	12/28 at 100.00	A	34,364,463
1,820	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Refunding & Improvement	8/26 at 100.00	AA–	1,836,962
	Series 2016A, 4.000%, 8/01/46
2,005	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United	10/23 at 100.00	BB–	1,979,577
	Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center
	Hotel, Refunding Senior Lien Series 2016:
2,955	5.000%, 12/01/28	12/26 at 100.00	BBB–	3,016,139
2,000	5.000%, 12/01/29	12/26 at 100.00	BBB–	2,031,040
2,635	5.000%, 12/01/35	12/26 at 100.00	BBB–	2,647,911
1,605	5.000%, 12/01/40	12/26 at 100.00	BBB–	1,613,426
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation
	Series 2010A:
385	0.000%, 9/01/35	No Opt. Call	A	223,273
150	0.000%, 9/01/37	No Opt. Call	A	79,478
75	0.000%, 9/01/38	No Opt. Call	A	37,980
20	0.000%, 9/01/39	No Opt. Call	A	9,695
110	0.000%, 9/01/41	No Opt. Call	A	48,837
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,420	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	A	1,307,493
18,380	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	A	15,909,177
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
1,045	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	782,883
2,175	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	1,564,934
25,050	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	17,291,013
23,305	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	15,369,181
100	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	63,206
12,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%,	9/26 at 54.77	A	5,461,125
	9/01/38 – NPFG Insured

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
$ 385	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	$ 299,730
60,000	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	A	33,972,600
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
345	0.000%, 9/01/28 – NPFG Insured	9/20 at 63.99	A	218,768
13,000	0.000%, 9/01/34 – NPFG Insured	9/20 at 45.40	A	5,840,510
14,500	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	5,984,150
340	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds,	5/21 at 100.00	Baa2	339,633
	Refunding Series 2011A, 5.500%, 5/01/22 (AMT)
4,000	Ebert Metropolitan District, Denver Colorado, Limited Tax General Obligation Bonds,	12/28 at 100.00	A2	4,777,120
	Refunding Series 2018A-1, 5.000%, 12/01/43 – BAM Insured
1,860	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue	12/25 at 100.00	Aa2	2,006,847
	Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 4.000%, 12/01/40
	Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds, Limited Tax
	Refunding & Improvement Series 2016:
1,565	5.000%, 12/01/36	12/26 at 100.00	Baa3	1,686,194
2,100	5.000%, 12/01/46	12/26 at 100.00	Baa3	2,246,916
6,705	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/25 at 100.00	A	7,560,223
	Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
2,395	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/29 at 100.00	A	2,704,961
	Revenue Bonds, Series 2019A, 4.000%, 12/01/36 – AGM Insured
5,715	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/20 at 100.00	A2 (4)	5,891,536
	Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured
700	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado	No Opt. Call	A–	988,519
	Springs Utilities, Series 2008, 6.500%, 11/15/38
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project
	Private Activity Bonds, Series 2010:
2,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	2,509,400
3,115	6.000%, 1/15/34	7/20 at 100.00	Baa3	3,123,691
2,615	6.000%, 1/15/41	7/20 at 100.00	Baa3	2,622,296
1,500	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation	12/21 at 103.00	N/R	1,404,075
	Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46
750	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General	12/26 at 100.00	AA	883,050
	Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%,
	12/01/36 – AGM Insured
	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds,
	Refunding Series 2016:
1,050	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	Baa2	1,238,391
1,000	4.125%, 12/01/37 – BAM Insured	12/26 at 100.00	Baa2	1,088,590
2,000	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General	12/26 at 100.00	Baa1	2,166,500
	Obligation Refunding Bonds, Series 2016A, 4.000%, 12/01/36 – BAM Insured
385,395	Total Colorado			335,591,778
	Connecticut – 1.3% (0.8% of Total Investments)
3,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/22 at 100.00	A2 (4)	3,747,687
	University, Series 2012H, 5.000%, 7/01/24 (Pre-refunded 7/01/22) – AGM Insured
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds,
	Tender Option Bond Trust 2016-XG0059:
1,295	16.675%, 1/01/32, 144A (IF) (5)	1/23 at 100.00	Aa3	1,770,550
190	16.522%, 1/01/38, 144A (IF) (5)	1/23 at 100.00	Aa3	251,932
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes
	Series 2018A:
14,775	5.000%, 1/01/34	1/28 at 100.00	A+	16,936,139
6,410	5.000%, 1/01/37	1/28 at 100.00	A+	7,268,299
6,000	5.000%, 1/01/38	1/28 at 100.00	A+	6,784,140

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$ 3,565	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds,	4/22 at 100.00	AA–	$ 3,635,801
	Series 2013A, 4.000%, 4/01/39
5,051	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate	No Opt. Call	N/R	328,299
	Series 2013A, 0.230%, 7/01/31 (cash 4.000%, PIK 2.050%) (8)
40,716	Total Connecticut			40,722,847
	Delaware – 0.3% (0.2% of Total Investments)
800	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center Project,	12/28 at 100.00	BBB	857,520
	Series 2018, 5.000%, 6/01/48
7,255	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015,	6/25 at 100.00	AA–	8,055,734
	5.000%, 6/01/55
8,055	Total Delaware			8,913,254
	District of Columbia – 1.7% (1.0% of Total Investments)
815	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	6/20 at 100.00	AA+	817,632
	Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (AMT)
3,580	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	No Opt. Call	Baa1	3,697,603
	Bonds, Series 2001, 6.500%, 5/15/33
21,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	6/20 at 20.14	N/R	3,524,850
	Bonds, Series 2006A, 0.000%, 6/15/46
19,490	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Series	No Opt. Call	Aa1	21,195,180
	1998, 5.500%, 10/01/23 – AGM Insured (UB)
9,505	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/20 – NPFG Insured	No Opt. Call	AA+	9,542,735
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,
	Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
11,000	4.000%, 10/01/49	10/29 at 100.00	Baa2	10,655,480
1,810	4.000%, 10/01/53 – AGM Insured	10/29 at 100.00	A2	1,826,200
67,200	Total District of Columbia			51,259,680
	Florida – 9.8% (6.1% of Total Investments)
1,480	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing	11/23 at 100.00	BBB	1,447,854
	Project, Series 2013A, 5.000%, 11/15/37
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter
	Academy, Inc Project, Series 2013A:
450	5.000%, 9/01/45	9/23 at 100.00	BBB	461,101
2,260	5.000%, 9/01/48	9/23 at 100.00	BBB	2,315,709
7,500	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, 5.000%, 10/01/45 (AMT)	10/25 at 100.00	A+	8,242,950
6,000	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, 5.000%, 10/01/49 (AMT)	10/29 at 100.00	A+	6,705,480
4,315	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%,	10/21 at 100.00	A1 (4)	4,570,146
	10/01/41 (Pre-refunded 10/01/21) – AGM Insured
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	6/22 at 100.00	N/R	98,594
	Renaissance Charter School, Inc Projects, Series 2012A, 6.125%, 6/15/43, 144A
	Florida Development Finance Corporation, Florida, Surface Transportation Facility
	Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
12,000	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	7/20 at 105.00	N/R	10,283,520
19,000	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	7/20 at 105.00	N/R	16,122,070
4,165	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova	4/22 at 100.00	Baa1	4,295,115
	Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/32
1,150	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova	4/21 at 100.00	Baa1	1,182,453
	Southeastern University, Refunding Series 2011, 6.375%, 4/01/31
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust	10/21 at 100.00	Aa3	2,116,160
	Fund-Intermodal Program, Refunding Series 2011B, 5.375%, 10/01/29 (AMT)
	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds,
	Priority Subordinated Series 2017:
31,985	5.000%, 10/01/47 (AMT)	10/27 at 100.00	A+	34,834,544
8,565	5.000%, 10/01/52 (AMT)	10/27 at 100.00	A+	9,300,562

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 3,890	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds,	10/26 at 100.00	AA–	$ 4,257,838
	Series 2016A, 5.000%, 10/01/40 (AMT)
6,020	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International	10/24 at 100.00	A+	6,332,859
	Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (AMT)
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International	10/28 at 100.00	AA–	5,380,500
	Airport, Series 2018E, 5.000%, 10/01/48 (AMT)
2,290	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International	10/24 at 100.00	A+	2,459,094
	Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40
10,305	Hillsborough County Aviation Authority, Florida, Tampa International Airport Customer	10/24 at 100.00	A3	10,802,113
	Facility Charge Revenue Bonds, Series 2015A, 5.000%, 10/01/44
5,000	Hillsborough County Port District, Florida, Revenue Bonds, Tampa Port Authority Project,	6/28 at 100.00	A	5,815,050
	Series 2018B, 5.000%, 6/01/46 (AMT)
2,690	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2010D, 5.000%, 10/01/39	6/20 at 100.00	A2	2,697,640
5,075	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015,	11/24 at 100.00	A2	5,442,176
	5.000%, 11/15/35
1,500	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/20 at 100.00	Baa2	1,503,060
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (AMT), 144A
9,820	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City	2/24 at 100.00	A1	10,966,780
	Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured
2,000	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami	7/27 at 100.00	BBB–	1,458,760
	Jewish Health System Inc Project, Series 2017, 5.125%, 7/01/46
2,930	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University	4/23 at 100.00	A–	3,052,064
	of Miami, Series 2012A, 5.000%, 4/01/42
8,070	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University	4/25 at 100.00	A–	8,544,435
	of Miami, Series 2015A, 5.000%, 4/01/45
12,545	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University	4/28 at 100.00	A–	13,591,127
	of Miami, Series 2018A, 5.000%, 4/01/53
1,500	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus	8/27 at 100.00	A	1,649,835
	Children’s Hospital, Refunding Series 2017, 5.000%, 8/01/42
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport,	10/22 at 100.00	A (4)	1,094,440
	Refunding Series 2012A, 5.000%, 10/01/29 (Pre-refunded 10/01/22) (AMT)
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport,	10/24 at 100.00	A	1,095,380
	Refunding Series 2014B, 5.000%, 10/01/37
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B:
4,000	5.000%, 10/01/28 (Pre-refunded 10/01/20)	10/20 at 100.00	A (4)	4,070,160
7,890	5.000%, 10/01/41	10/20 at 100.00	A	7,993,675
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%,	10/24 at 100.00	A	5,457,350
	10/01/35 (AMT)
3,410	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%,	10/25 at 100.00	A	3,724,641
	10/01/38 (AMT)
2,865	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series	10/22 at 100.00	A2	3,107,379
	2012B, 5.000%, 10/01/37
3,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series	7/22 at 100.00	A1	3,188,310
	2012, 5.000%, 7/01/42
1,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%,	10/20 at 100.00	Aa3 (4)	1,017,950
	10/01/39 (Pre-refunded 10/01/20) – AGM Insured
12,370	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%,	10/22 at 100.00	A+ (4)	13,647,450
	10/01/42 (Pre-refunded 10/01/22)
6,035	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B,	10/29 at 100.00	A+	6,577,727
	4.000%, 10/01/49

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 4,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series	10/20 at 100.00	A2	$ 4,070,920
	2010, 5.375%, 10/01/40
2,360	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding &	10/29 at 100.00	BBB–	2,673,998
	Improvement Series 2019A-1, 5.000%, 10/01/44
2,000	Palm Beach County Health Facilities Authority, Florida, Retirement Communities Revenue	11/26 at 100.00	A–	2,095,180
	Bonds, ACTS Retirement – Life Communities, Inc Obligated Group, Series 2016, 5.000%, 11/15/32
115	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences	6/22 at 102.00	N/R	119,324
	of Boca Raton Project, Series 2014A, 7.250%, 6/01/34
4,635	Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery Zone Facility Bond	9/24 at 100.00	AA–	5,310,644
	Series 2014B, 5.000%, 9/01/43
10,095	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole	5/28 at 100.00	A–	11,739,072
	Electric Cooperatice, Inc Project, Refunding Series 2018B, 5.000%, 3/15/42
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health
	Systems of South Florida Obligated Group, Series 2017:
5,770	5.000%, 8/15/42	8/27 at 100.00	A1	6,333,094
6,040	5.000%, 8/15/47	8/27 at 100.00	A1	6,582,090
705	Southeast Overtown/Park West Community Redevelopement Agency, Florida, Tax Increment	3/24 at 100.00	BBB+	771,411
	Revenue Bonds, Series 2014A-1, 5.000%, 3/01/30, 144A
1,500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central	1/24 at 100.00	A–	1,589,820
	Florida Health Alliance Projects, Series 2014A, 5.250%, 7/01/44
700	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project,	9/22 at 100.00	A+	741,748
	Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/29
2,405	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A,	5/26 at 100.00	Aa2	2,531,792
	4.000%, 11/15/46
14,610	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	7/22 at 100.00	A2 (4)	15,930,160
	2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	62,124
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (7)
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,	6/20 at 100.00	N/R	1
	Series 2007-3, 6.650%, 5/01/40 (8)
290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	6/20 at 100.00	N/R	250,650
	Series 2015-1, 0.000%, 5/01/40 (7)
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	6/20 at 100.00	N/R	119,342
	Series 2015-2, 0.000%, 5/01/40 (7)
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	6/20 at 100.00	N/R	2
	Series 2015-3, 6.610%, 5/01/40 (8)
750	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/29 at 100.00	A3	768,795
	Aeronautical University, Series 2020A, 4.000%, 10/15/38
6,510	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson	6/25 at 100.00	A–	6,839,080
	University Inc Project, Series 2015, 5.000%, 6/01/45
290,240	Total Florida			305,433,298
	Georgia – 1.6% (1.0% of Total Investments)
1,820	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium	7/25 at 100.00	A+	1,894,238
	Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/32	5/25 at 100.00	AA–	5,761,100
1,520	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System	No Opt. Call	Baa2	1,673,155
	Inc, Series 1996, 5.500%, 8/15/26 – NPFG Insured
2,000	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health	4/27 at 100.00	A	2,176,860
	System, Inc Project, Series 2017A, 5.000%, 4/01/47
3,180	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series	7/28 at 100.00	BBB+	3,347,077
	2019A, 5.000%, 1/01/63

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A:
$ 1,460	5.000%, 5/15/43	5/29 at 100.00	A3	$ 1,574,084
5,000	5.000%, 5/15/49	No Opt. Call	A3	5,832,900
425	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds,	No Opt. Call	N/R (4)	428,494
	Refunding Series 1992P, 6.250%, 7/01/20 – AMBAC Insured (ETM)
3,265	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third	7/26 at 100.00	AA–	3,738,621
	Indenture, Series 2015B, 5.000%, 7/01/41
10,260	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds,	7/25 at 100.00	Baa3	10,412,566
	Series 2015A, 5.000%, 7/01/60
5,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University,	10/26 at 100.00	AA	5,774,550
	Refunding Series 2016A, 5.000%, 10/01/46
1,220	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/21 at 100.00	Baa1	1,249,048
	Series 2012A, 5.250%, 10/01/27
5,370	Rockdale County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc	7/29 at 100.00	A1	5,447,758
	Project, Series 2019A, 4.000%, 7/01/44
1,425	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South	10/21 at 100.00	AA– (4)	1,510,301
	Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41 (Pre-refunded 10/01/21)
46,945	Total Georgia			50,820,752
	Guam – 0.1% (0.1% of Total Investments)
765	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	767,792
1,770	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	BBB– (4)	1,783,771
	2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)
1,220	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/23 at 100.00	BBB–	1,242,997
	2013, 5.500%, 7/01/43
3,755	Total Guam			3,794,560
	Hawaii – 1.6% (1.0% of Total Investments)
13,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	A1	13,803,790
	Health Obligated Group, Series 2013A, 5.500%, 7/01/43
6,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian	3/27 at 100.00	Baa2	6,149,280
	Electric Company, Inc and Subsidiary Projects, Refunding Series 2017B, 4.000%, 3/01/37 (AMT)
11,205	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	A1	12,103,753
10,000	Hawaii State, Airport System Revenue Bonds, Series 2018A, 5.000%, 7/01/43 (AMT)	7/28 at 100.00	A1	11,126,200
5,000	Hawaii State, General Obligation Bonds, Series 2017FK, 4.000%, 5/01/35	5/27 at 100.00	AA+	5,550,850
45,205	Total Hawaii			48,733,873
	Idaho – 0.7% (0.4% of Total Investments)
5,000	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Helath Group,	12/27 at 100.00	AA–	5,548,450
	Series 2017A, 5.000%, 12/01/47
11,205	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Helath Group,	6/27 at 100.00	AA–	12,370,096
	Series 2017ID, 5.000%, 12/01/46
1,700	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project,	9/26 at 100.00	BB+	1,884,382
	Refunding Series 2016, 5.000%, 9/01/29
	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights
	Mitigation Series 2012A:
1,155	4.750%, 9/01/26	9/22 at 100.00	A3	1,238,368
310	5.000%, 9/01/32	9/22 at 100.00	A3	335,237
19,370	Total Idaho			21,376,533
	Illinois – 17.5% (10.9% of Total Investments)
	Bensenville, Illinois, General Obligation Bonds, Series 2011A:
1,055	5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	1,119,429
1,945	5.000%, 12/15/30 (Pre-refunded 12/15/21) – AGM Insured	12/21 at 100.00	AA (4)	2,078,310
6,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A	6,213,120
	Series 2016, 6.000%, 4/01/46

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues	12/21 at 100.00	B1	$ 1,386,328
	Series 2011A, 5.000%, 12/01/41
9,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/25 at 100.00	BB–	9,970,390
	Series 2016A, 7.000%, 12/01/44
2,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/26 at 100.00	BB–	2,545,296
	Series 2016B, 6.500%, 12/01/46
11,295	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB–	12,410,833
	Series 2017A, 7.000%, 12/01/46, 144A
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Tax Revenues, Series 1998B-1:
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	BB–	9,835,800
10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	BB–	8,705,418
7,140	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	BB–	5,906,137
4,325	0.000%, 12/01/29 – FGIC Insured	No Opt. Call	BB–	3,021,229
4,235	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	BB–	2,680,416
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Tax Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	BB–	14,307,150
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	BB–	8,911,300
8,845	5.500%, 12/01/26 – NPFG Insured	No Opt. Call	BB–	9,548,354
7,900	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	A3	8,291,524
	5.250%, 12/01/40
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments,
	Series 1999A:
1,145	5.600%, 12/20/29 (AMT)	6/20 at 100.00	AA–	1,147,588
1,925	5.650%, 12/20/40 (AMT)	6/20 at 100.00	AA–	1,928,369
	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport,
	Refunding Senior Lien Series 2018A:
5,450	5.000%, 1/01/48 (AMT)	1/29 at 100.00	A	5,950,146
10,285	5.000%, 1/01/53 (AMT)	1/29 at 100.00	A	11,189,771
2,245	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior	1/25 at 100.00	A	2,362,324
	Lien Series 2015C, 5.000%, 1/01/46 (AMT)
	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior
	Lien Series 2017D:
11,250	5.000%, 1/01/42 (AMT)	1/27 at 100.00	A	12,165,862
3,000	5.000%, 1/01/47 (AMT)	1/27 at 100.00	A	3,220,950
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
4,115	0.000%, 1/01/33 – FGIC Insured	No Opt. Call	BBB–	2,293,290
29,600	0.000%, 1/01/38 – FGIC Insured	No Opt. Call	BBB–	12,501,264
11,675	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A,	1/27 at 100.00	BBB–	12,154,025
	6.000%, 1/01/38
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
4,000	5.000%, 1/01/40	1/29 at 100.00	BBB–	3,830,320
3,630	5.500%, 1/01/49	1/29 at 100.00	BBB–	3,601,904
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System,	No Opt. Call	BBB–	24,000,567
	Series 1999, 5.500%, 1/01/23 – FGIC Insured
6,280	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	6,727,638
6,410	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A,	No Opt. Call	Baa2	7,908,466
	5.500%, 1/01/30 – NPFG Insured
1,500	Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001, 5.750%, 11/01/30 –	No Opt. Call	Baa2	1,853,610
	AMBAC Insured
4,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago	12/27 at 100.00	A+	5,044,770
	City Colleges, Series 2017, 5.000%, 12/01/47

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 13,310	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	A2	$ 13,353,657
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018:
4,800	5.000%, 11/15/34	11/26 at 100.00	A2	4,872,768
3,250	5.000%, 11/15/35	11/26 at 100.00	A2	3,288,058
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural
	History, Series 2002RMKT:
5,000	4.450%, 11/01/36	11/25 at 102.00	A2	5,433,600
815	4.500%, 11/01/36	11/24 at 100.00	A	878,105
2,785	5.500%, 11/01/36	11/23 at 100.00	A	3,110,622
410	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools	12/25 at 100.00	N/R	416,954
	Belmont School Project, Series 2015A, 6.000%, 12/01/45, 144A
13,955	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding	5/25 at 100.00	Aa3	15,198,670
	Series 2015, 5.000%, 5/01/45 (UB) (5)
2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016,	3/26 at 100.00	AA–	2,130,500
	4.000%, 3/01/38
2,500	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network,	2/27 at 100.00	Aa2	2,868,425
	Series 2016C, 5.000%, 2/15/33
4,985	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012,	9/22 at 100.00	AA+	5,290,979
	5.000%, 9/01/32
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
4,750	5.000%, 9/01/39	9/24 at 100.00	AA+	5,176,170
6,000	5.000%, 9/01/42	9/24 at 100.00	AA+	6,513,060
10,745	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A,	11/25 at 100.00	A3	11,075,194
	5.000%, 11/15/45
12,125	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	6/20 at 100.00	AA–	12,150,705
	5.125%, 5/15/35
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series
	2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A–	449,985
390	6.000%, 7/01/43	7/23 at 100.00	A–	425,030
4,250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated	5/25 at 100.00	A+	4,513,797
	Group, Series 2015B, 5.000%, 11/15/39
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	Baa1	602,851
3,745	5.000%, 8/15/44	8/25 at 100.00	Baa1	3,931,688
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center,
	Series 2009B:
470	5.000%, 8/15/26 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	475,664
930	5.000%, 8/15/26	8/20 at 100.00	A1	937,347
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center,	2/21 at 100.00	AA- (4)	2,592,825
	Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21) (UB) (5)
3,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series	10/25 at 100.00	AA–	3,347,580
	2015A, 5.000%, 10/01/46
11,140	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA–	11,628,155
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc, Series	5/20 at 100.00	Aa3	2,003,300
	2001, 5.950%, 2/20/36
1,830	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014,	6/24 at 100.00	BB+	1,938,464
	5.250%, 6/15/32 – AGM Insured
	Illinois State, General Obligation Bonds, February Series 2014:
3,500	5.250%, 2/01/30	2/24 at 100.00	BBB–	3,383,170
4,100	5.250%, 2/01/31	2/24 at 100.00	BBB–	3,952,933
3,200	5.250%, 2/01/32	2/24 at 100.00	BBB–	3,077,664
2,000	5.250%, 2/01/33	2/24 at 100.00	BBB–	1,910,360
1,575	5.250%, 2/01/34	2/24 at 100.00	BBB–	1,500,739
2,000	5.000%, 2/01/39	2/24 at 100.00	BBB–	1,861,660

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 8,250	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/32	1/26 at 100.00	BBB–	$ 7,897,807
1,025	Illinois State, General Obligation Bonds, March Series 2012, 5.000%, 3/01/34	3/22 at 100.00	BBB–	971,003
450	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/39	5/24 at 100.00	BBB–	418,676
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/37	11/26 at 100.00	BBB–	1,400,445
	Illinois State, General Obligation Bonds, October Series 2016:
3,790	5.000%, 2/01/26	No Opt. Call	BBB–	3,715,261
3,510	5.000%, 2/01/28	2/27 at 100.00	BBB–	3,400,277
2,375	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	BBB–	2,339,375
	Illinois State, General Obligation Bonds, Series 2013:
2,500	5.250%, 7/01/31	7/23 at 100.00	BBB–	2,407,850
1,520	5.500%, 7/01/38	7/23 at 100.00	BBB–	1,469,095
2,020	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 3.750%, 6/15/25	6/21 at 100.00	BBB	2,004,971
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	A1	1,491,339
	5.000%, 1/01/38
4,685	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	A1	5,242,234
	5.000%, 1/01/40
4,435	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B,	1/26 at 100.00	A1	4,950,170
	5.000%, 1/01/40
1,815	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	1/23 at 100.00	A1	2,316,848
	2015-XF0051, 17.176%, 1/01/38, 144A (IF)
1,875	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	1/23 at 100.00	A1	2,392,913
	2015-XF0052, 17.160%, 1/01/38, 144A (IF)
2,000	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation	No Opt. Call	Aa2	1,955,760
	Bonds, Series 2006, 0.000%, 12/01/21 – NPFG Insured
1,510	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Alternate	1/21 at 100.00	A2	1,548,747
	Revenue Source Series 2011A, 5.250%, 1/01/39 – AGM Insured
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General	No Opt. Call	Aa2	8,619,210
	Obligation Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured
1,890	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/25 at 100.00	BB+	1,718,350
	Bonds, Refunding Series 2015B, 5.000%, 6/15/52
2,350	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/29 at 100.00	BB+	2,147,994
	Bonds, Refunding Series 2020A, 5.000%, 6/15/50
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/25 at 100.00	BB+	4,907,650
	Bonds, Series 2015A, 5.500%, 6/15/53
2,750	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/27 at 100.00	BB+	2,476,733
	Bonds, Series 2017A, 5.000%, 6/15/57
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Refunding Bonds, Series 2010A:
2,585	5.500%, 6/15/50 (Pre-refunded 6/15/20)	6/20 at 100.00	BB+ (4)	2,598,209
8,055	5.500%, 6/15/50	6/20 at 100.00	Ba1	8,092,858
1,050	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	6/20 at 100.00	BB+	1,054,767
	Expansion Project, Capital Appreciation Refunding Series 2010B-1, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Refunding Series 1996A:
6,015	0.000%, 12/15/21 – NPFG Insured	No Opt. Call	BB+	5,769,528
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	BB+	11,399,482
23,575	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	BB+	21,220,565
10,775	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BB+	9,360,889
2,685	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	6/20 at 100.00	BB+	2,696,089
	Expansion Project, Refunding Series 2010B-2, 5.000%, 6/15/50

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Series 2002A:
$ 155	0.000%, 12/15/23 (ETM)	No Opt. Call	N/R (4)	$ 148,547
6,610	0.000%, 12/15/23	No Opt. Call	BBB	5,949,859
5,000	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BB+	2,703,450
1,100	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BB+	562,342
3,805	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BB+	1,416,145
2,480	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AA+ (4)	2,932,575
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,
	Series 2010:
1,550	5.250%, 6/01/21	No Opt. Call	A	1,614,170
800	6.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (4)	844,792
3,500	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	A2	3,809,820
	Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured
2,395	Southwestern Illinois Development Authority, Local Government Revenue Bonds,	No Opt. Call	AA	2,295,272
	Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 –
	AGM Insured
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,250	5.000%, 3/01/29	3/25 at 100.00	A3	2,589,683
3,505	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	A2	3,957,811
	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013:
1,580	6.000%, 10/01/32	10/23 at 100.00	Baa1	1,712,120
9,625	6.250%, 10/01/38	10/23 at 100.00	Baa1	10,403,181
2,745	6.000%, 10/01/42	10/23 at 100.00	Baa1	2,933,142
4,930	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A2	4,537,473
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
560,450	Total Illinois			541,498,054
	Indiana – 2.0% (1.2% of Total Investments)
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown	No Opt. Call	Baa2	5,967,841
	Point Community School Corporation, Series 2000, 0.000%, 1/15/23 – NPFG Insured
1,555	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University	2/22 at 100.00	A–	1,633,901
	Project, Refunding Series 2012B, 5.000%, 2/01/28
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	6/20 at 100.00	B	1,050,567
	Educational Excellence, Inc, Series 2009A, 7.000%, 10/01/39
2,865	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project,	5/23 at 100.00	A	2,992,464
	Series 2012A, 5.000%, 5/01/42
10,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation	12/29 at 100.00	AA	10,765,700
	Group, Fixed Rate Series 2019A, 4.000%, 12/01/49
7,480	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation	6/25 at 100.00	AA	8,111,462
	Group, Refunding 2015A, 5.000%, 12/01/40
	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing
	Project, Series 2013A:
3,015	5.000%, 7/01/44 (AMT)	7/23 at 100.00	BBB+	3,094,114
1,420	5.000%, 7/01/48 (AMT)	7/23 at 100.00	BBB+	1,453,725
1,500	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB+	1,545,315
	Project, Series 2013B, 5.000%, 7/01/40 (AMT)
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series	12/20 at 100.00	AA– (4)	2,562,450
	2010B, 5.000%, 12/01/37 (Pre-refunded 12/01/20)
5,115	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/26 at 100.00	A+	5,882,403
	First Lien Green Series 2016A, 5.000%, 10/01/41
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/21 at 100.00	A1	2,871,577
	Series 2011B, 5.000%, 10/01/41
4,500	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/22 at 100.00	Aa3	4,675,545
	Series 2012A, 4.000%, 10/01/42

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 4,375	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series	7/26 at 100.00	A+	$ 4,984,131
	2016A, 5.000%, 1/01/42
3,985	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series	1/24 at 100.00	N/R	4,176,160
	2013, 7.000%, 1/01/44 (AMT)
58,290	Total Indiana			61,767,355
	Iowa – 1.4% (0.9% of Total Investments)
1,505	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project,	8/22 at 100.00	Ba3	1,490,612
	Series 2012, 4.750%, 8/01/42
1,335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/23 at 100.00	B	1,338,818
	Company Project, Series 2013, 5.250%, 12/01/25
1,710	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	6/20 at 104.00	B	1,740,438
	Company Project, Series 2016, 5.875%, 12/01/26, 144A
1,990	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/22 at 105.00	BB–	1,949,663
	Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
24,420	5.500%, 6/01/42	6/20 at 100.00	B–	24,646,862
12,100	5.625%, 6/01/46	6/20 at 100.00	B–	12,212,409
43,060	Total Iowa			43,378,802
	Kansas – 0.2% (0.1% of Total Investments)
1,240	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation	9/21 at 100.00	Aa3	1,302,917
	Bonds, Series 2011A, 5.000%, 9/01/26
3,965	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A,	7/28 at 100.00	A	4,368,201
	5.000%, 7/01/48
380	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak	6/20 at 100.00	BBB	359,298
	Park Mall Project, Series 2010, 5.900%, 4/01/32
5,585	Total Kansas			6,030,416
	Kentucky – 1.6% (1.0% of Total Investments)
5,540	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist	8/21 at 100.00	Baa1	5,626,590
	Healthcare System Obligated Group, Series 2011, 5.250%, 8/15/46
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro
	Medical Health System, Series 2010A:
2,000	6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	BB+ (4)	2,007,800
5,500	6.500%, 3/01/45 (Pre-refunded 6/01/20)	6/20 at 100.00	BB+ (4)	5,523,375
2,730	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky	7/25 at 100.00	Baa2	2,600,407
	Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
4,790	0.000%, 7/01/43 (7)	7/31 at 100.00	Baa3	4,484,302
3,655	0.000%, 7/01/46 (7)	7/31 at 100.00	Baa3	3,427,257
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
8,360	5.750%, 7/01/49	7/23 at 100.00	Baa3	8,506,300
585	6.000%, 7/01/53	7/23 at 100.00	Baa3	598,765
9,195	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State	6/21 at 100.00	A–	9,469,379
	Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/30
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project,
	Improvement and Refunding Series 2011:
495	6.250%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (4)	517,300
4,505	6.250%, 3/01/31	3/21 at 100.00	Baa2	4,640,105
1,375	6.500%, 3/01/41	3/21 at 100.00	N/R	1,412,304
48,730	Total Kentucky			48,813,884

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana – 3.2% (2.0% of Total Investments)
$ 4,780	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala	7/23 at 100.00	N/R	$ 4,848,019
	Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36
2,665	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B,	2/25 at 100.00	AA–	3,032,024
	5.000%, 2/01/39
3,130	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue	12/27 at 100.00	A1	3,686,044
	Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured
	Lafayette Parish School Board, Louisiana, Sales Tax Revenue Bonds, Series 2018:
1,500	4.000%, 4/01/40	4/27 at 100.00	AA+	1,635,165
4,685	4.000%, 4/01/43	4/27 at 100.00	AA+	5,066,968
5,200	Louisiana Local Government Environmental Facilities and Community Development Authority,	2/24 at 100.00	A+	5,696,964
	Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A,
	5.000%, 2/01/44
1,380	Louisiana Local Government Environmental Facilities and Community Development Authority,	8/20 at 100.00	BBB–	1,381,435
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation
	Project, Refunding Series 2017:
5,000	5.000%, 5/15/42	5/27 at 100.00	A3	5,449,550
965	5.000%, 5/15/46	5/27 at 100.00	A3	1,040,473
8,065	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	8,283,400
	(US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A
1,265	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette	11/25 at 100.00	Baa2	1,328,883
	General Medical Center Project, Series 2016A, 5.000%, 11/01/45
1,830	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/26 at 100.00	A3	1,880,508
	Refunding Series 2016, 4.000%, 5/15/35
4,305	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	A3 (4)	4,570,102
	Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)
330	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series	7/23 at 100.00	A2	345,629
	2013A, 5.000%, 7/01/36
14,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2015A,	5/25 at 100.00	AA–	14,889,980
	4.000%, 5/01/41
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal
	Project, Series 2015B:
6,235	5.000%, 1/01/40 (AMT)	1/25 at 100.00	A	6,766,035
6,895	5.000%, 1/01/45 (AMT)	1/25 at 100.00	A	7,451,082
4,800	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal	1/27 at 100.00	A	5,239,536
	Project, Series 2017B, 5.000%, 1/01/48 (AMT)
1,000	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%,	12/22 at 100.00	A2	1,090,970
	12/01/28 – AGM Insured
5,350	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014,	6/24 at 100.00	BBB+	5,920,042
	5.000%, 6/01/44
1,200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44	12/24 at 100.00	BBB+	1,331,604
485	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project,	No Opt. Call	BBB	494,923
	Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)
5,655	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015,	12/25 at 100.00	A–	6,394,222
	5.000%, 12/01/40
90,720	Total Louisiana			97,823,558
	Maine – 0.8% (0.5% of Total Investments)
2,775	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/23 at 100.00	Ba1	2,895,074
	Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine
	Medical Center Obligated Group Issue, Series 2016A:
3,820	4.000%, 7/01/41	7/26 at 100.00	Ba1	3,767,437
2,800	4.000%, 7/01/46	7/26 at 100.00	Ba1	2,678,060

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maine (continued)
$ 3,245	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth	7/28 at 100.00	A+	$ 3,622,686
	Issue, Series 2018A, 5.000%, 7/01/43
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bates College,	7/23 at 100.00	A+	2,190,100
	Series 2013, 5.000%, 7/01/43
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General
	Medical Center, Series 2011:
3,000	6.750%, 7/01/36	7/21 at 100.00	Ba3	3,100,740
2,260	6.750%, 7/01/41	7/21 at 100.00	Ba3	2,328,275
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A:
415	5.000%, 7/01/40	7/20 at 100.00	A1	417,440
1,305	5.000%, 7/01/40	7/20 at 100.00	N/R	1,313,874
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
1,290	5.000%, 7/01/33	7/24 at 100.00	A–	1,435,151
1,020	5.000%, 7/01/34	7/24 at 100.00	A–	1,132,628
23,930	Total Maine			24,881,465
	Maryland – 0.4% (0.2% of Total Investments)
5,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2014C, 5.000%, 7/01/44	1/25 at 100.00	AA–	5,536,850
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge	7/27 at 100.00	A+	2,091,480
	Health Issue, Series 2017, 4.000%, 7/01/42
450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy	7/21 at 100.00	BBB+	469,301
	Medical Cente, Series 2011, 6.000%, 7/01/25
1,790	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula	7/24 at 100.00	A3	1,908,784
	Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/39
1,070	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside	11/24 at 103.00	BB–	1,077,971
	King Farm Project, Series 2017A-1, 5.000%, 11/01/28
10,310	Total Maryland			11,084,386
	Massachusetts – 1.1% (0.7% of Total Investments)
	Mass Development Finance Agency, Revenue Bonds, Boston University, Massachusetts,
	Tender Option Bond Trust 2016-XG0070:
930	17.311%, 10/01/48, 144A (IF) (5)	10/23 at 100.00	AA–	1,198,556
505	17.411%, 10/01/48, 144A (IF) (5)	10/23 at 100.00	AA–	651,011
650	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare	6/20 at 100.00	N/R	487,500
	Project, Series 2007A, 6.750%, 10/15/37 (8)
815	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare	10/20 at 100.00	N/R	611,250
	Project, Series 2010, 7.625%, 10/15/37 (8)
	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A:
275	5.000%, 6/01/39	6/29 at 100.00	BBB	306,229
270	4.000%, 6/01/49	6/29 at 100.00	BBB	260,080
825	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	7/25 at 100.00	BBB	861,473
	Green Bonds, Series 2015D, 5.000%, 7/01/44
3,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series	10/26 at 100.00	AA–	3,963,295
	2016BB-1, 5.000%, 10/01/46
3,200	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015,	1/25 at 100.00	Baa2	3,206,112
	4.500%, 1/01/45
1,220	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series	1/23 at 100.00	BBB	1,246,828
	2013A, 5.125%, 1/01/25
2,300	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E,	11/23 at 100.00	A2	2,438,184
	5.000%, 11/01/43
1,500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care,	7/26 at 100.00	BBB+	1,405,110
	Series 2016I, 4.000%, 7/01/41

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University,
	Series 2015:
$ 1,145	5.000%, 9/01/40	9/25 at 100.00	BBB	$ 1,204,735
1,280	5.000%, 9/01/45	9/25 at 100.00	BBB	1,337,318
700	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series	7/21 at 100.00	A3	721,252
	2011A, 5.125%, 7/01/41
5,930	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior	5/23 at 100.00	Aa2	6,474,849
	Series 2013A, 5.000%, 5/15/43
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior	No Opt. Call	A2	1,035,243
	Series 1997A, 0.000%, 1/01/24 – NPFG Insured
6,700	Metropolitan Boston Transit Parking Corporation, Systemwide Parking Revenue Bonds,	7/21 at 100.00	A+	6,948,972
	Massachusetts, Senior Lien Series 2011, 5.000%, 7/01/41
32,845	Total Massachusetts			34,357,997
	Michigan – 2.7% (1.7% of Total Investments)
3,535	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A1	3,753,852
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,020	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A,	7/21 at 100.00	A1	2,103,446
	5.250%, 7/01/41
1,000	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 –	3/28 at 100.00	A2	1,027,670
	AGM Insured
6,910	Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation	5/30 at 100.00	AA	7,573,429
	Bonds, School Building & Site Series 2020-I, 4.000%, 5/01/47
3,665	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A,	7/21 at 100.00	AA– (4)	3,868,884
	5.500%, 7/01/41 (Pre-refunded 7/01/21)
5,000	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding	8/29 at 100.00	A1	5,245,300
	Series 2019A, 4.000%, 2/15/44
1,500	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series	11/22 at 100.00	A2	1,556,310
	2012, 5.000%, 11/15/42
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	A1	443,807
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1,
	5.000%, 7/01/37 – AGM Insured
2,690	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	A1	2,980,251
	Sewerage Department Water Supply System Local Project, Series 2014C-3, 5.000%, 7/01/32 –
	AGM Insured
1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	A2	1,118,020
	Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%, 7/01/36 –
	NPFG Insured
5,085	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group,	12/29 at 100.00	AA–	5,219,041
	Refunding Series 2019A-MI, 4.000%, 12/01/49
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding
	Series 2015MI:
2,500	5.000%, 12/01/31 (Pre-refunded 6/01/22)	6/22 at 100.00	AA– (4)	2,709,150
3,670	5.000%, 12/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	AA– (4)	3,977,032
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012,	10/22 at 100.00	AAA	2,204,000
	5.000%, 10/01/31 (Pre-refunded 10/01/22)
5,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit	11/26 at 100.00	Aa2	5,177,850
	Group, Refunding & Project Series 2010F-6, 4.000%, 11/15/47
1,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	AA–	1,063,210
	2011-I-A, 5.375%, 10/15/41
10,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/25 at 100.00	AA–	11,667,900
	2015-I, 5.000%, 4/15/34
5,200	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,	6/22 at 100.00	AA– (4)	5,651,880
	Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 5,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue	5/20 at 100.00	B2	$ 5,021,750
	Bonds, Series 2008A, 6.875%, 6/01/42
3,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne	12/22 at 100.00	A	3,191,400
	County Airport, Series 2012A, 5.000%, 12/01/37
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne
	County Airport, Series 2015D:
1,325	5.000%, 12/01/40	12/25 at 100.00	A	1,462,800
1,200	5.000%, 12/01/45	12/25 at 100.00	A	1,315,104
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne
	County Airport, Series 2017B:
1,350	5.000%, 12/01/42 (AMT)	12/27 at 100.00	A	1,479,087
3,140	5.000%, 12/01/47 (AMT)	12/27 at 100.00	A	3,416,477
1,120	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/36	11/25 at 100.00	A+	1,241,094
78,315	Total Michigan			84,468,744
	Minnesota – 1.7% (1.0% of Total Investments)
310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory	8/26 at 100.00	BB+	281,902
	Academy, Refunding Series 2016A, 4.000%, 8/01/36
2,000	Brainerd Independent School District 181, Crow Wing County, Minnesota, General	2/27 at 100.00	AAA	2,170,120
	Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
500	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project,	7/25 at 100.00	BB+	447,620
	Series 2016A, 4.000%, 7/01/37
5,625	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds,	2/28 at 100.00	A–	6,040,406
	Essentia Health Obligated Group, Series 2018A, 5.000%, 2/15/53
3,010	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds,	2/27 at 100.00	AAA	3,275,723
	School Building Series 2018A, 4.000%, 2/01/42
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,
	Refunding Subordinate Lien Series 2019B:
1,235	5.000%, 1/01/37 (AMT)	7/29 at 100.00	A+	1,407,332
6,000	5.000%, 1/01/44 (AMT)	7/29 at 100.00	A+	6,712,380
2,295	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/27 at 100.00	AA–	2,545,270
	Senior Lien Series 2016C, 5.000%, 1/01/46
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,
	Subordinate Lien Series 2016D:
470	5.000%, 1/01/32 (AMT)	1/27 at 100.00	A+	530,578
450	5.000%, 1/01/35 (AMT)	1/27 at 100.00	A+	502,065
580	5.000%, 1/01/37 (AMT)	1/27 at 100.00	A+	642,965
750	5.000%, 1/01/41 (AMT)	1/27 at 100.00	A+	824,288
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College,
	Refunding Series 2017:
1,460	4.000%, 3/01/41	3/27 at 100.00	Aa2	1,597,985
1,700	4.000%, 3/01/47	3/27 at 100.00	Aa2	1,843,123
2,150	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College,	3/27 at 100.00	Aa3	2,310,777
	Refunding Series 2017, 4.000%, 3/01/48
910	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2018A,	5/28 at 100.00	AA	970,451
	4.000%, 11/15/48
1,520	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue	12/24 at 100.00	BBB–	1,561,374
	Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/50
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue
	Bonds, Hmong College Prep Academy Project, Series 2016A:
2,205	5.500%, 9/01/36	9/26 at 100.00	BB+	2,301,623
2,500	5.750%, 9/01/46	9/26 at 100.00	BB+	2,599,025

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care
	Revenue Bonds, Episcopal Homes Project, Series 2013:
$ 500	5.000%, 5/01/33	5/23 at 100.00	N/R	$ 456,165
1,000	5.125%, 5/01/48	5/23 at 100.00	N/R	823,760
2,245	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds,	11/27 at 100.00	A3	2,382,506
	Fairview Health Services, Series 2017A, 5.000%, 11/15/47
750	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds,	11/25 at 100.00	N/R (4)	910,567
	HealthEast Inc, Series 2015A, 5.000%, 11/15/29 (Pre-refunded 11/15/25)
2,000	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community,	8/24 at 102.00	N/R	1,939,280
	Refunding Series 2019, 5.000%, 8/01/54
3,855	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County,	2/27 at 100.00	AAA	4,216,098
	Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/41
2,000	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series	1/24 at 100.00	Aa3 (4)	2,294,420
	2014A, 5.000%, 1/01/46 (Pre-refunded 1/01/24)
48,020	Total Minnesota			51,587,803
	Mississippi – 0.8% (0.5% of Total Investments)
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial
	Healthcare, Series 2016A:
7,500	5.000%, 9/01/36	9/26 at 100.00	BBB+	7,867,275
15,500	5.000%, 9/01/46	9/26 at 100.00	BBB+	15,740,870
23,000	Total Mississippi			23,608,145
	Missouri – 4.2% (2.6% of Total Investments)
1,000	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series	8/26 at 100.00	Ba1	1,074,510
	2016, 5.000%, 8/01/28
2,000	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The	5/25 at 100.00	N/R	1,665,520
	Sarah Community Project, Refunding Series 2016, 3.625%, 5/01/30
500	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2014A,	11/24 at 100.00	AA+	556,815
	4.000%, 11/01/33
1,785	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood,	6/20 at 100.00	A–	1,787,695
	Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation
	Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
3,425	5.000%, 3/01/35 (AMT)	3/29 at 100.00	A	3,874,360
2,200	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A	2,418,438
7,000	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A	7,635,810
400	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward	4/26 at 100.00	N/R	336,668
	Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016,
	5.000%, 4/01/46, 144A
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	A1	6,085,450
5,000	0.000%, 4/15/28 – AMBAC Insured	No Opt. Call	A1	4,225,100
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	A1	4,085,000
4,470	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A,	1/28 at 100.00	AA	4,953,431
	4.000%, 1/01/42
500	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson	No Opt. Call	A3	501,835
	Landing Project, Series 2005A, 6.000%, 6/01/20
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union	6/27 at 102.00	A	1,028,850
	Electric Company Project, Series 1998C, 2.750%, 9/01/33
1,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds,	5/26 at 100.00	A+	1,094,720
	Saint Luke’s Health System, Inc, Series 2016, 5.000%, 11/15/34
3,080	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	5/23 at 100.00	BBB	3,185,274
	Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 1,260	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	10/23 at 100.00	A+	$ 1,394,492
	Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	CoxHealth, Series 2013A:
1,045	5.000%, 11/15/44	11/23 at 100.00	A2	1,096,623
11,090	5.000%, 11/15/48	11/23 at 100.00	A2	11,615,112
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	Mercy Health, Series 2017C:
5,000	5.000%, 11/15/42	11/27 at 100.00	AA–	5,728,350
10,000	4.000%, 11/15/47	11/27 at 100.00	AA–	10,636,200
3,000	5.000%, 11/15/47	11/27 at 100.00	AA–	3,402,150
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	SSM Health Care, Series 2018A:
2,000	4.000%, 6/01/48	6/28 at 100.00	A+	2,076,800
3,500	5.000%, 6/01/48	6/28 at 100.00	A+	3,905,335
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children’s Mercy
	Hospital, Series 2017A:
1,250	4.000%, 5/15/42	5/25 at 102.00	A+	1,306,588
16,750	4.000%, 5/15/48	5/25 at 102.00	A+	17,278,462
7,925	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior	2/26 at 100.00	BBB	7,382,138
	Services Projects, Series 2016A, 5.000%, 2/01/46
3,370	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior	2/26 at 100.00	BBB	3,139,155
	Services Projects, Series 2016B, 5.000%, 2/01/46
400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville	6/22 at 100.00	Baa2	403,384
	University of St Louis Project, Series 2015, 3.500%, 6/15/30
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis
	University, Series 2017A:
725	4.000%, 10/01/36	4/27 at 100.00	A1	793,795
3,510	5.000%, 10/01/42	4/27 at 100.00	A1	4,062,474
3,775	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/21 at 100.00	Baa1 (4)	3,920,979
	Series 2011, 5.000%, 4/01/26 (Pre-refunded 4/01/21)
2,000	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds,	6/27 at 100.00	A2	2,262,540
	MoPEP Facilities, Series 2018, 5.000%, 12/01/43
1,000	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds,	6/20 at 100.00	N/R	1,000,690
	Series 2006, 5.000%, 1/01/37
2,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of	12/21 at 100.00	AA+	2,059,000
	Participation, Series 2015, 4.125%, 12/01/38
575	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/22 at 100.00	N/R (4)	630,235
	Village of Chesterfield, Series 2012, 5.000%, 9/01/42 (Pre-refunded 9/01/22)
375	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/23 at 100.00	BB+	376,590
	Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
1,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/27 at 100.00	BB+	833,750
	Village Saint Louis Obligated Group, Series 2017, 5.000%, 9/01/48
490	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport,	7/22 at 100.00	A	506,513
	Refunding Series 2012, 4.250%, 7/01/29 – FGIC Insured (AMT)
127,400	Total Missouri			130,320,831
	Montana – 0.2% (0.1% of Total Investments)
3,315	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman	6/28 at 100.00	A	3,649,616
	Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48
2,090	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell	7/28 at 100.00	BBB	2,263,407
	Regional Medical Center, Series 2018B, 5.000%, 7/01/43
5,405	Total Montana			5,913,023

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nebraska – 0.2% (0.1% of Total Investments)
$ 2,300	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	BBB+	$ 2,440,277
	5.000%, 9/01/32
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska
	Methodist Health System, Refunding Series 2015:
1,635	4.125%, 11/01/36	11/25 at 100.00	A	1,692,290
1,000	5.000%, 11/01/45	11/25 at 100.00	A	1,073,440
4,935	Total Nebraska			5,206,007
	Nevada – 0.8% (0.5% of Total Investments)
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
9,000	5.000%, 6/01/32	12/24 at 100.00	AA+	10,297,440
5,000	5.000%, 6/01/39	12/24 at 100.00	AA+	5,615,300
2,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	2,760,732
	5.000%, 6/01/42
	Nevada System of Higher Education, Community College Revenue Bonds, Series 2017:
2,400	4.000%, 7/01/41	7/27 at 100.00	AA–	2,595,672
2,000	4.000%, 7/01/47	7/27 at 100.00	AA–	2,142,940
	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors
	Authority, Refunding Series 2011:
95	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	99,681
130	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	136,405
1,825	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	AA (4)	1,916,013
23,050	Total Nevada			25,564,183
	New Hampshire – 0.4% (0.2% of Total Investments)
3,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical	7/22 at 100.00	Baa2	3,557,190
	Center, Series 2012, 4.000%, 7/01/32
4,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds,	2/28 at 100.00	A	4,443,400
	Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/35
2,445	New Hampshire Health and Education Facilities Authority, Revenue Bonds,	No Opt. Call	A	2,982,460
	Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%, 8/01/59
9,945	Total New Hampshire			10,983,050
	New Jersey – 4.5% (2.8% of Total Investments)
905	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue	2/23 at 100.00	BBB+	951,906
	Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
5,000	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project	11/29 at 100.00	BBB+	4,931,300
	Revenue Bonds, Series 2020A, 5.000%, 11/01/44
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge
	Replacement Project, Series 2013:
1,965	5.000%, 1/01/31 – AGM Insured (AMT)	1/24 at 100.00	BBB	2,011,001
1,865	5.125%, 1/01/39 – AGM Insured (AMT)	1/24 at 100.00	BBB	1,889,991
1,585	5.125%, 7/01/42 – AGM Insured (AMT)	1/24 at 100.00	BBB	1,600,929
2,000	New Jersey Economic Development Authority, School Facilities Construction Bonds,	12/26 at 100.00	BBB+	2,082,640
	Refunding Series 2016BBB, 5.500%, 6/15/31
6,770	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	No Opt. Call	BBB+	7,299,279
	2005N-1, 5.500%, 9/01/27 – NPFG Insured
2,825	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	6/24 at 100.00	BBB+	2,859,126
	2014UU, 5.000%, 6/15/30
555	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident	6/20 at 100.00	N/R (4)	557,142
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.750%, 6/01/31 (Pre-refunded 6/01/20)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 6,030	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit	No Opt. Call	BBB+	$ 6,253,351
	Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25
1,480	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	6/20 at 100.00	BB+	1,479,852
	Peters University Hospital, Series 2007, 5.750%, 7/01/37
8,415	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas	7/26 at 100.00	A1	9,188,002
	Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas	7/21 at 100.00	N/R (4)	2,112,940
	Health Care System, Refunding Series 2011A, 5.625%, 7/01/32 (Pre-refunded 7/01/21)
1,235	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University	7/25 at 100.00	BB–	1,252,969
	Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue
	Notes, Series 2016A-1:
2,020	5.000%, 6/15/28	6/26 at 100.00	Baa1	2,180,449
3,340	5.000%, 6/15/29	6/26 at 100.00	Baa1	3,589,231
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	BBB+	795,500
	Appreciation Series 2010A, 0.000%, 12/15/26
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
21,120	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	BBB+	15,539,462
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	BBB+	6,776,600
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	BBB+	13,003,600
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	BBB+	13,057,000
30,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	BBB+	14,928,300
7,330	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/21 at 100.00	BBB+	7,387,467
	2011B, 5.500%, 6/15/31
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/22 at 100.00	BBB+	996,480
	2012A, 5.000%, 6/15/42
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,690	5.250%, 6/15/33	6/25 at 100.00	BBB+	1,720,454
2,840	5.000%, 6/15/45	6/25 at 100.00	BBB+	2,794,872
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A:
665	4.000%, 12/15/39	12/29 at 100.00	BBB+	610,523
2,800	5.000%, 12/15/39	12/29 at 100.00	BBB+	2,812,516
2,460	New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%, 1/01/34	1/28 at 100.00	A2	2,603,074
1,315	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057,	7/22 at 100.00	A2	1,697,770
	16.958%, 1/01/43, 144A (IF) (5)
570	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%,	5/23 at 100.00	A+ (4)	640,994
	5/01/43 (Pre-refunded 5/01/23)
3,215	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	A–	3,608,612
	Bonds, Series 2018A, 5.000%, 6/01/36
380	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BB+	382,531
	Bonds, Series 2018B, 5.000%, 6/01/46
179,375	Total New Jersey			139,595,863
	New Mexico – 0.6% (0.4% of Total Investments)
2,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New	6/20 at 100.00	BBB	2,001,020
	Mexico San Juan Project, Refunding Series 2010D, 5.900%, 6/01/40
3,370	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian	11/27 at 100.00	Aa3	3,824,074
	Healthcare Services, Series 2017A, 5.000%, 8/01/46
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian
	Healthcare Services, Series 2019A:
1,575	5.000%, 8/01/44	8/29 at 100.00	Aa3	1,835,442
4,760	4.000%, 8/01/48	8/29 at 100.00	Aa3	5,092,153
4,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds,	No Opt. Call	A2	5,336,710
	Series 1997, 6.000%, 2/01/27 – AGM Insured
16,290	Total New Mexico			18,089,399

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York – 8.5% (5.3% of Total Investments)
$ 6,600	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	B+	$ 1,835,262
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/44
490	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue	7/25 at 100.00	Baa2	546,125
	Bonds, Catholic Health System, Inc Project, Series 2015, 5.250%, 7/01/35
3,125	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns	7/23 at 100.00	A–	3,269,500
	University, Series 2013A, 5.000%, 7/01/44
	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island
	Jewish Obligated Group, Series 2015A:
1,680	4.125%, 5/01/42	5/25 at 100.00	A–	1,741,522
3,195	5.000%, 5/01/43	5/25 at 100.00	A–	3,435,360
600	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical	6/27 at 100.00	BBB–	661,500
	Center Obligated Group, Series 2017, 5.000%, 12/01/34, 144A
5,325	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	3/21 at 100.00	AA+	5,477,295
	General Purpose Series 2011C, 5.000%, 3/15/41
20,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	2/30 at 100.00	Aa1	23,687,200
	General Purpose, Series 2019D, 5.000%, 2/15/48
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
135	5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (4)	139,837
2,965	5.250%, 2/15/47	2/21 at 100.00	AA–	3,051,370
990	5.750%, 2/15/47	2/21 at 100.00	AA–	1,022,502
1,610	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (4)	1,673,933
7,500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds,	No Opt. Call	BBB+	9,367,725
	Series 2005, 5.250%, 10/01/35
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,155	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A2	1,220,569
3,000	5.000%, 9/01/39	9/24 at 100.00	A	3,355,770
860	5.000%, 9/01/44	9/24 at 100.00	A	955,967
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	9/28 at 100.00	A	5,833,000
	2018, 5.000%, 9/01/37
10,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding	No Opt. Call	AA	5,830,800
	Series 2012A, 0.000%, 11/15/32
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A:
285	5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	303,896
465	5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	A– (4)	495,829
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series	5/23 at 100.00	A–	5,006,850
	2013A, 5.000%, 11/15/38
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,
	Bronx Parking Development Company, LLC Project, Series 2007:
500	3.163%, 10/01/37 (8)	6/20 at 100.00	N/R	385,000
1,000	3.231%, 10/01/46 (8)	6/20 at 100.00	N/R	770,000
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium	6/20 at 100.00	A3	4,801,409
	Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Municipal Water Finance Authority, New York, Water and Sewer System
	Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE:
1,150	5.375%, 6/15/43	12/20 at 100.00	AA+	1,176,036
2,250	5.375%, 6/15/43 (Pre-refunded 12/15/20)	12/20 at 100.00	N/R (4)	2,314,867
5,900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	6,405,099
	General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	5/23 at 100.00	Aa1	5,454,050
	Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	5/26 at 100.00	Aa1	2,283,960
	Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 3,760	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	2/27 at 100.00	Aa1	$ 4,271,360
	Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	5/28 at 100.00	Aa1	5,829,500
	Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/40
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,
	Subordinate Fiscal 2020 Subseries B-1:
14,405	4.000%, 11/01/41	11/29 at 100.00	Aa1	15,574,686
5,875	4.000%, 11/01/47	11/29 at 100.00	Aa1	6,297,941
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	2,378,909
11,000	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1, 4.000%, 8/01/40	8/29 at 100.00	AA	11,853,490
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	6/20 at 100.00	AA	5,016
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit	11/25 at 100.00	Aa3	2,072,400
	Fee Secured, Refunding Series 2015, 5.000%, 11/15/45
535	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/20 at 100.00	Baa1	525,900
	6.500%, 6/01/35
25,170	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	24,139,792
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade
	Center Project, Series 2011:
1,560	5.000%, 11/15/44	11/21 at 100.00	A	1,614,335
4,350	5.750%, 11/15/51	11/21 at 100.00	A	4,545,445
	New York Transportation Development Corporation, New York, Special Facilities Bonds,
	LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
2,000	4.000%, 7/01/35 – AGM Insured (AMT)	7/24 at 100.00	BBB	2,028,560
10,800	5.000%, 7/01/41 (AMT)	7/24 at 100.00	Baa3	11,026,692
29,390	5.000%, 7/01/46 (AMT)	7/24 at 100.00	Baa3	29,797,639
5,260	New York Transportation Development Corporation, New York, Special Facility Revenue	8/21 at 100.00	B	5,141,019
	Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series
	2016, 5.000%, 8/01/31 (AMT)
3,050	New York Transportation Development Corporation, New York, Special Facility Revenue	1/28 at 100.00	BB+	3,061,346
	Bonds, Delta Air Lines, Inc – LaGuardia Airport Terminals C&D Redevelopment Project, Series
	2018, 5.000%, 1/01/33 (AMT)
1,310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	12/23 at 100.00	AA–	1,415,691
	Seventy Eighth Series 2013, 5.000%, 12/01/43 (AMT)
4,320	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	12/23 at 100.00	AA–	4,707,115
	Seventy Ninth Series 2013, 5.000%, 12/01/38
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
5,000	6.500%, 12/01/28	6/20 at 100.00	BBB+	5,045,250
590	5.500%, 12/01/31	12/20 at 100.00	BBB+	593,552
1,670	6.000%, 12/01/36	12/20 at 100.00	BBB+	1,682,258
3,045	6.000%, 12/01/42	12/20 at 100.00	BBB+	3,069,664
1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic	12/20 at 100.00	BBB–	1,204,609
	Landing At Southold, Inc Project, Refunding Series 2010, 5.875%, 12/01/30
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel
	Center Project, Refunding Series 2016A:
2,835	5.000%, 1/01/29 (AMT)	1/26 at 100.00	Ba3	2,629,207
2,700	5.000%, 1/01/34 (AMT)	1/26 at 100.00	Ba3	2,334,555
8,750	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	CCC+	8,080,012
260,145	Total New York			263,428,176
	North Carolina – 1.5% (1.0% of Total Investments)
12,250	Fayetteville State University, North Carolina, General Revenue Bonds, Series 2013A,	4/23 at 100.00	BBB+	13,388,883
	5.125%, 4/01/43
3,480	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot	6/25 at 100.00	BBB–	3,407,199
	Lanes Project, Series 2015, 5.000%, 6/30/54 (AMT)

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$ 10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding	No Opt. Call	Baa2 (4)	$ 11,178,693
	Series 1993B, 6.000%, 1/01/22 – CAPMAC Insured (ETM) (UB) (5)
1,570	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue	10/24 at 102.00	N/R	1,533,921
	Bonds, Southminster Project, Refunding Series 2016, 5.000%, 10/01/31
8,275	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant	11/29 at 100.00	AA–	8,619,819
	Health Obligated Group, Series 2019A, 4.000%, 11/01/49
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,
	Refunding Series 2012A:
5,000	5.000%, 10/01/27	10/22 at 100.00	A2	5,296,250
3,400	5.000%, 10/01/31	10/22 at 100.00	A2	3,570,204
500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding	1/26 at 100.00	A	570,950
	Series 2015A, 5.000%, 1/01/32
44,775	Total North Carolina			47,565,919
	North Dakota – 0.5% (0.3% of Total Investments)
675	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/22 at 100.00	N/R (4)	734,474
	Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)
6,100	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series	11/21 at 100.00	A2	6,401,462
	2011, 6.250%, 11/01/31
1,875	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System	12/21 at 100.00	Baa2	1,910,607
	Obligated Group, Series 2012, 5.000%, 12/01/32
5,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System	12/27 at 100.00	Baa2	4,838,950
	Obligated Group, Series 2017A, 4.000%, 12/01/47
700	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley	12/26 at 100.00	N/R	631,862
	Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36
14,350	Total North Dakota			14,517,355
	Ohio – 6.9% (4.3% of Total Investments)
6,250	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities	11/26 at 100.00	Baa2	6,869,563
	Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016, 5.250%, 11/15/46
6,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A,	2/28 at 100.00	A+	6,302,220
	4.000%, 8/01/36
1,340	Bowling Green State University, Ohio, General Receipts Bonds, Series 2017B, 5.000%, 6/01/45	6/27 at 100.00	A+	1,490,509
24,740	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 22.36	N/R	2,618,729
	Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2,
	0.000%, 6/01/57
790	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	BBB+	792,583
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48
32,855	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	29,331,630
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
24,910	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/22 at 100.00	Caa3 (4)	27,719,848
	Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Refunding Series 2017:
3,940	4.000%, 11/15/34	11/27 at 100.00	A3	4,107,253
3,000	4.000%, 11/15/35	11/27 at 100.00	A3	3,104,820
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
7,125	5.250%, 11/01/29 (Pre-refunded 11/01/20)	11/20 at 100.00	A3 (4)	7,284,172
1,665	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (4)	1,704,244
3,335	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A3 (4)	3,413,606
1,000	5.750%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A3 (4)	1,024,790
4,795	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center	6/23 at 100.00	Ba2	4,920,437
	Project, Series 2013, 5.000%, 6/15/43
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/20 at 100.00	BBB	763,952
	Services, Improvement Series 2010A, 5.625%, 7/01/26

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 5,000	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc Obligated Group	8/27 at 100.00	A+	$ 5,586,800
	Project, Series 2017A, 5.000%, 8/15/42
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien
	Series 2013A:
1,000	5.000%, 1/01/38 (Pre-refunded 1/01/23)	1/23 at 100.00	Aa3 (4)	1,110,800
16,820	5.000%, 1/01/38 (Pre-refunded 1/01/23) (UB) (5)	1/23 at 100.00	Aa3 (4)	18,683,656
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds,
	Tender Option Bond Trust 2016-XG0052:
265	17.288%, 1/01/38, (Pre-refunded 1/01/23) 144A (IF) (5)	1/23 at 100.00	Aa3 (4)	381,555
625	17.415%, 1/01/38, (Pre-refunded 1/01/23) 144A (IF) (5)	1/23 at 100.00	Aa3 (4)	902,006
975	17.415%, 1/01/38, (Pre-refunded 1/01/23) 144A (IF) (5)	1/23 at 100.00	Aa3 (4)	1,407,130
1,315	17.415%, 1/01/38, (Pre-refunded 1/01/23) 144A (IF) (5)	1/23 at 100.00	Aa3 (4)	1,897,821
8,360	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc,	8/25 at 100.00	Baa1	8,953,226
	Refunding Series 2015, 5.000%, 8/15/45
7,495	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	Baa3 (4)	8,085,456
	2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)
1,000	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health	8/21 at 100.00	A2	1,027,930
	Center Project, Refunding Series 2011, 5.125%, 8/01/31
2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System	2/23 at 100.00	Ba2	2,040,740
	Obligated Group Project, Series 2013, 5.000%, 2/15/33
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	3,007,500
	FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29
	(Mandatory Put 9/15/21) (8)
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton,	12/20 at 100.00	A2	1,014,170
	Refunding Series 2011A, 5.375%, 12/01/30
4,350	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton, Series	6/25 at 100.00	A2	4,586,510
	2015A, 5.000%, 12/01/44
4,165	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series	1/30 at 100.00	A	4,641,851
	2020A, 5.000%, 1/15/50
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien
	Series 2013A-1:
1,500	5.250%, 2/15/39	2/23 at 100.00	A+	1,612,725
10,530	5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	A+ (4)	11,734,316
3,710	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	4,193,561
	Convertible Series 2013A-3, 0.000%, 2/15/36 (7)
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien
	Series 2018A:
3,375	4.000%, 2/15/38	2/28 at 100.00	A+	3,699,101
16,325	5.000%, 2/15/43	2/28 at 100.00	A+	19,012,095
8,510	Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated	12/29 at 100.00	A–	9,329,683
	Group Project, Refunding & Improvement Series 2019, 5.000%, 12/01/49
725	Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein Homes Obligated	7/29 at 100.00	A	728,843
	Group, Refunding Series 2019A, 4.000%, 7/01/45
224,550	Total Ohio			215,085,831
	Oklahoma – 0.4% (0.2% of Total Investments)
1,750	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise	8/21 at 100.00	N/R (4)	1,894,095
	Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26 (Pre-refunded
	8/25/21), 144A
3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A,	6/23 at 100.00	Baa1	3,311,370
	5.625%, 6/01/43 (AMT)
4,985	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2015A,	6/24 at 100.00	Baa1	5,418,346
	5.000%, 6/01/45 – BAM Insured (AMT)
1,000	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds,	11/25 at 102.00	BBB–	999,930
	Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/37
10,735	Total Oklahoma			11,623,741

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oregon – 2.0% (1.3% of Total Investments)
$ 2,435	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General	6/27 at 100.00	AA+	$ 2,943,647
	Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/36
4,875	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint	1/26 at 100.00	A2	5,234,678
	Charles Health System, Inc, Series 2016A, 5.000%, 1/01/48
15,440	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	A+	16,850,753
1,500	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/39	7/26 at 100.00	AA–	1,776,015
	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2017-24B:
4,000	5.000%, 7/01/36 (AMT)	1/27 at 100.00	AA–	4,402,320
1,000	5.000%, 7/01/37 (AMT)	1/27 at 100.00	AA–	1,097,700
7,645	5.000%, 7/01/42 (AMT)	1/27 at 100.00	AA–	8,307,592
19,000	5.000%, 7/01/47 (AMT)	1/27 at 100.00	AA–	20,506,320
2,000	University of Oregon, General Revenue Bonds, Series 2018A, 5.000%, 4/01/48	4/28 at 100.00	AA–	2,364,780
57,895	Total Oregon			63,483,805
	Pennsylvania – 5.0% (3.1% of Total Investments)
7,500	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny	4/28 at 100.00	A	8,112,150
	Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/47
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65:
1,960	5.375%, 5/01/31	5/21 at 100.00	AA–	2,042,418
2,570	5.375%, 5/01/31 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (4)	2,690,636
345	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master	6/28 at 100.00	A	390,492
	Settlement, Series 2018, 5.000%, 6/01/34
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System
	Revenue Bonds, Series 2017:
3,500	5.000%, 7/01/37	7/27 at 100.00	A	4,171,230
8,385	5.000%, 7/01/42	7/27 at 100.00	A	9,884,909
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown
	Concession, Capital Appreciation Series 2013B:
5,400	0.000%, 12/01/33	No Opt. Call	A	3,684,582
11,000	0.000%, 12/01/38	No Opt. Call	A	6,101,480
5,375	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown	12/23 at 100.00	A	5,973,184
	Concession, Series 2013A, 5.125%, 12/01/47
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds,
	Thomas Jefferson University, Series 2018A:
2,400	5.000%, 9/01/35	9/28 at 100.00	A	2,664,144
5,210	5.000%, 9/01/43	9/28 at 100.00	A	5,632,010
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds,
	Thomas Jefferson University, Series 2019:
500	4.000%, 9/01/44	9/29 at 100.00	A	503,670
165	4.000%, 9/01/49	9/29 at 100.00	A	165,241
1,665	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	N/R (4)	1,684,197
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
	(Pre-refunded 8/01/20)
3,430	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue	1/25 at 100.00	Ba1	3,526,795
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
235	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	215,519
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	N/R (4)	403,324
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43 (Pre-refunded 7/01/20)
9,575	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/29 at 100.00	Aa3	10,150,936
	Pennsylvania Health System, Series 2019, 4.000%, 8/15/44
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue
	Bonds, Subordinate Series 2010A1&2:
940	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	963,133
4,310	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	A2 (4)	4,416,069

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 16,750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series	12/27 at 100.00	A3	$ 20,392,120
	2009E, 6.375%, 12/01/38
4,305	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1,	6/25 at 100.00	A+	4,673,594
	5.000%, 12/01/45
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien Series	12/24 at 100.00	A3	2,169,740
	2014A-1, 5.000%, 12/01/38
14,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C,	6/26 at 100.00	A2	18,109,340
	6.250%, 6/01/33 – AGM Insured
6,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1,	12/25 at 100.00	A3	6,802,750
	5.000%, 12/01/45
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2016A-1,	12/25 at 100.00	A3	5,436,900
	5.000%, 12/01/46
8,650	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%,	7/27 at 100.00	A	9,477,891
	7/01/42 (AMT)
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%,	8/20 at 100.00	A– (4)	1,444,864
	8/01/41 (Pre-refunded 8/01/20)
2,350	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical	No Opt. Call	A– (4)	2,377,495
	Community Hospital Project, Refunding & Improvement Series 2011, 5.500%, 8/01/20 (ETM)
10,000	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds,	8/25 at 100.00	AA	11,537,500
	Series 2016, 5.000%, 8/15/38 – BAM Insured
146,095	Total Pennsylvania			155,798,313
	Puerto Rico – 0.6% (0.4% of Total Investments)
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	6/20 at 100.00	A2	4,399,158
	4.500%, 12/01/23
800	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds,	6/20 at 100.00	N/R	800,640
	Refunding Series 2002D, 5.450%, 7/01/31 – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
2,808	4.550%, 7/01/40	7/28 at 100.00	N/R	2,591,840
2,796	0.000%, 7/01/46	7/28 at 41.38	N/R	656,864
8,202	5.000%, 7/01/58	7/28 at 100.00	N/R	7,706,353
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable
	Restructured Cofina Project Series 2019A-2:
2,000	4.329%, 7/01/40	7/28 at 100.00	N/R	1,791,040
17	4.536%, 7/01/53	7/28 at 100.00	N/R	14,791
237	4.784%, 7/01/58	7/28 at 100.00	N/R	214,405
21,160	Total Puerto Rico			18,175,091
	Rhode Island – 0.5% (0.3% of Total Investments)
7,230	Rhode Island Health and Educational Building Corporation, Higher Education Facility	9/23 at 100.00	AA+	7,994,211
	Revenue Bonds, Brown University, Series 2013, 5.000%, 9/01/43
3,320	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue	5/26 at 100.00	BBB+	3,450,210
	Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39
30,175	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed	5/20 at 15.05	CCC–	3,761,314
	Bonds, Series 2007A, 0.000%, 6/01/52
40,725	Total Rhode Island			15,205,735
	South Carolina – 4.4% (2.7% of Total Investments)
	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds,
	Lexington Medical Center, Series 2016:
7,500	5.000%, 11/01/41	5/26 at 100.00	A	8,163,525
3,180	5.000%, 11/01/46	5/26 at 100.00	A	3,429,471
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
21,565	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A–	17,192,049
1,250	0.000%, 1/01/31 – AGC Insured	No Opt. Call	A3	975,037

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 4,610	Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series 2016,	1/26 at 100.00	A	$ 5,191,275
	5.000%, 1/01/47
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,
	Bishop Gadsden Episcopal Retirement Community, Series 2019A:
645	5.000%, 4/01/44	4/26 at 103.00	BBB–	656,107
625	5.000%, 4/01/49	4/26 at 103.00	BBB–	632,594
1,640	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	10/25 at 100.00	A1	1,784,090
	Furman University, Refunding Series 2015, 5.000%, 10/01/45
1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod	5/28 at 100.00	AA–	1,128,400
	Health Projects, Refunding & Improvement Series 2018, 5.000%, 11/01/43
875	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto	8/21 at 100.00	AA (4)	935,463
	Health, Refunding Series 2011A, 6.500%, 8/01/39 (Pre-refunded 8/01/21) – AGM Insured
9,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding	12/26 at 100.00	A–	9,504,360
	Series 2016B, 5.000%, 12/01/56
14,765	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	A–	15,452,606
	Improvement Series 2015A, 5.000%, 12/01/50
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding
	Series 2014C:
8,900	5.000%, 12/01/39	12/24 at 100.00	A–	9,367,517
12,760	5.000%, 12/01/46	12/24 at 100.00	A–	13,322,206
5,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series	12/23 at 100.00	A–	5,727,920
	2013A, 5.125%, 12/01/43
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series	6/24 at 100.00	A–	3,665,755
	2014A, 5.500%, 12/01/54
	South Carolina State Ports Authority, Revenue Bonds, Series 2015:
860	5.250%, 7/01/55 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	A1 (4)	1,038,003
4,140	5.250%, 7/01/55 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	A+ (4)	4,996,897
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
14,350	5.000%, 7/01/48 (AMT)	7/28 at 100.00	A+	15,809,251
8,000	5.000%, 7/01/55 (AMT)	7/28 at 100.00	A+	8,743,360
7,500	South Carolina State Ports Authority, Revenue Bonds, Series 2019A, 5.000%, 7/01/54	7/29 at 100.00	A+	8,460,750
132,120	Total South Carolina			136,176,636
	South Dakota – 0.8% (0.5% of Total Investments)
11,320	South Dakota Board of Regents, Housing and Auxiliary Facilities System Revenue Bonds,	10/27 at 100.00	Aa3	12,167,868
	Series 2017, 4.000%, 4/01/42
2,685	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional	9/27 at 100.00	A1	2,876,387
	Health, Refunding Series 2017, 4.000%, 9/01/36
1,460	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A2	1,550,359
	Series 2014B, 5.000%, 11/01/44
7,185	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A2	7,712,667
	Series 2015, 5.000%, 11/01/45
22,650	Total South Dakota			24,307,281
	Tennessee – 1.9% (1.1% of Total Investments)
9,460	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds,	1/23 at 100.00	BBB+ (4)	10,517,250
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)
	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,
	Ballad Health, Series 2018A:
2,000	5.000%, 7/01/36	7/28 at 100.00	Baa1	2,263,660
7,000	5.000%, 7/01/37	7/28 at 100.00	Baa1	7,898,100
3,125	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	Baa1 (4)	3,150,969
	Mountain States Health Alliance, Refunding Series 2010A, 6.000%, 7/01/38 (Pre-refunded 7/01/20)
60	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue	7/23 at 100.00	N/R (4)	61,028
	Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$ 17,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue	1/27 at 100.00	A	$ 18,460,640
	Bonds, Covenant Health, Refunding Series 2016A, 5.000%, 1/01/47
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities
	Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
3,000	5.000%, 11/01/23	11/21 at 100.00	A3	3,117,870
3,200	5.000%, 11/01/24	11/21 at 100.00	A3	3,322,848
3,400	5.000%, 11/01/25	11/21 at 100.00	A3	3,527,398
535	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	7/26 at 100.00	Aa1	576,997
	Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A,	No Opt. Call	BBB+	4,484,240
	5.250%, 9/01/26
52,780	Total Tennessee			57,381,000
	Texas – 23.4% (14.6% of Total Investments)
1,975	Allen Independent School District, Collin County, Texas, General Obligation Bonds,	2/26 at 100.00	AAA	2,278,715
	School Building Series 2016, 5.000%, 2/15/39
8,835	Arlington, Texas, Special Tax Revenue Bonds, Senior Lien Series 2018A, 5.000%, 2/15/43 –	2/28 at 100.00	A1	9,886,807
	AGM Insured
500	Austin Community College District, Texas, General Obligation Bonds, Refunding Limited	No Opt. Call	AA+	559,715
	Tax Series 2016, 5.000%, 8/01/23
	Austin, Texas, Airport System Revenue Bonds, Series 2015:
3,000	5.000%, 11/15/39 (AMT)	11/24 at 100.00	A	3,230,250
3,040	5.000%, 11/15/44 (AMT)	11/24 at 100.00	A	3,257,421
4,500	Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%, 11/15/46 (AMT)	11/26 at 100.00	A	4,859,190
4,000	Austin, Texas, Airport System Revenue Bonds, Series 2019A, 5.000%, 11/15/49	11/29 at 100.00	A	4,569,480
2,000	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 11/15/40	11/22 at 100.00	Aa3	2,151,700
	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A:
3,000	5.000%, 11/15/38	11/25 at 100.00	Aa3	3,443,670
13,705	5.000%, 11/15/45 (UB) (5)	11/25 at 100.00	Aa3	15,578,611
5,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2013A,	5/23 at 100.00	AA–	5,477,550
	5.000%, 11/15/43
1,450	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2016A,	11/26 at 100.00	AA–	1,707,752
	5.000%, 11/15/41
	Bell County Water Control Improvement District 1, Texas, Water Revenue Bonds, Series 2014:
1,000	5.000%, 7/10/37 – BAM Insured	7/23 at 100.00	A1	1,104,220
1,575	5.000%, 7/10/38 – BAM Insured	7/23 at 100.00	A1	1,737,083
	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined Venue Tax Series 2015:
1,060	5.000%, 8/15/34 – AGM Insured	8/24 at 100.00	A–	1,199,909
1,160	5.000%, 8/15/35 – AGM Insured	8/24 at 100.00	A–	1,312,088
1,500	Board of Regents of the University of Texas, Permanent University Fund Bonds, Refunding	7/24 at 100.00	AAA	1,709,835
	Series 2015A, 5.000%, 7/01/28
2,000	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/31	9/25 at 100.00	A2	2,329,500
	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2012:
1,000	5.000%, 7/01/28	7/22 at 100.00	A+	1,078,210
1,000	5.000%, 7/01/29	7/22 at 100.00	A+	1,078,210
1,620	Cameron County, Texas, General Obligation Bonds, State Highway 550 Project, Series 2012,	2/22 at 100.00	Aa3 (4)	1,743,930
	5.000%, 2/15/32 (Pre-refunded 2/15/22) – AGM Insured
2,500	Canadian River Municipal Water Authority, Texas, Contract Revenue Bonds, Conjunctive Use	2/21 at 100.00	Aa3	2,538,375
	Groundwater Supply Project, Subordinate Lien Series 2011, 5.000%, 2/15/31
	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A:
765	5.000%, 1/01/43	1/23 at 100.00	Baa1	791,913
1,100	5.000%, 1/01/43 – AGM Insured	1/23 at 100.00	A2	1,144,286
665	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien	1/23 at 100.00	Baa2	688,774
	Series 2013, 5.000%, 1/01/42

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
$ 2,945	0.000%, 1/01/36	No Opt. Call	Baa1	$ 1,539,705
2,205	0.000%, 1/01/37	No Opt. Call	Baa1	1,096,282
2,160	0.000%, 1/01/38	No Opt. Call	Baa1	1,017,058
1,000	0.000%, 1/01/40	No Opt. Call	Baa1	428,950
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
1,000	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (4)	1,034,330
3,380	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (4)	3,501,579
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
2,600	5.000%, 1/01/35	7/25 at 100.00	Baa1	2,778,048
3,035	5.000%, 1/01/45	7/25 at 100.00	Baa1	3,212,730
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea	8/23 at 100.00	A–	1,088,080
	Public Schools, Series 2013, 6.000%, 8/15/43
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift
	Education Charter School, Series 2013A:
1,000	4.350%, 12/01/42	12/22 at 100.00	BBB–	928,070
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB–	916,570
1,500	College Station, Texas, Certificates of Obligation, Series 2012, 5.000%, 2/15/32	2/21 at 100.00	AA+	1,545,555
2,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011,	1/21 at 100.00	AA– (4)	2,571,800
	5.000%, 1/01/36 (Pre-refunded 1/01/21)
2,000	Corpus Christi, Texas, Utility System Revenue Bonds, Improvement Junior Lien Series	7/23 at 100.00	A1	2,193,520
	2013, 5.000%, 7/15/43
1,175	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Senior Lien Series	12/24 at 100.00	Aa2	1,325,600
	2014A, 5.000%, 12/01/36
1,680	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A,	12/25 at 100.00	Aa2	1,894,284
	5.000%, 12/01/48
8,100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series	11/22 at 100.00	A+	8,498,115
	2013C, 5.125%, 11/01/43 (AMT)
16,980	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series	11/22 at 100.00	A+	17,541,189
	2014B, 4.500%, 11/01/45 (AMT)
4,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series	11/20 at 100.00	A+ (4)	4,597,290
	2010A, 5.000%, 11/01/42 (Pre-refunded 11/01/20)
1,165	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series	11/20 at 100.00	A+	1,179,714
	2012B, 5.000%, 11/01/35
10,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series	11/21 at 100.00	A+	10,303,100
	2012E, 5.000%, 11/01/42 (AMT)
9,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H,	11/21 at 100.00	A+	9,787,945
	5.000%, 11/01/42 (AMT)
1,230	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H Wood Jr	8/23 at 100.00	BBB–	1,339,716
	Public Charter District, Inspire Academies, Series 2013A, 6.000%, 8/15/28
200	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series	9/24 at 100.00	BBB–	208,256
	2014A, 5.250%, 9/01/44
1,000	El Paso County Hospital District, Texas, General Obligation Bonds, Refunding Series 2013,	8/23 at 100.00	BBB+	1,030,910
	5.000%, 8/15/33
	El Paso County, Texas, Certificates of Obligation, Series 2001:
185	5.000%, 2/15/21 – AGM Insured (ETM)	No Opt. Call	AA (4)	191,149
1,565	5.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	1,615,393
500	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement	9/20 at 102.00	N/R	484,805
	District 1, Series 2014, 6.500%, 9/01/36
7,760	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier	10/23 at 100.00	BBB	7,925,288
	Series 2013A, 5.125%, 10/01/43
5,210	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding	4/30 at 100.00	A2	5,520,203
	First Tier Series 2020C, 4.000%, 10/01/49
10,760	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate	10/23 at 100.00	AA (4)	12,264,678
	Lien Series 2013B, 5.000%, 4/01/53 (Pre-refunded 10/01/23)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 5,295	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate	4/28 at 100.00	AA	$ 6,153,637
	Lien Series 2018A Tela Supported, 5.000%, 10/01/48
4,105	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender	10/23 at 100.00	AA	6,401,871
	Option Bond Trust 2015-XF0228, 17.628%, 11/01/44, (Pre-refunded 10/01/23) 144A (IF) (5)
4,960	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds,	10/22 at 100.00	B3	4,659,226
	Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)
1,000	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist	3/21 at 100.00	BBB	1,030,160
	University Project, Improvement and Refunding Series 2010, 5.000%, 3/01/35
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	12/22 at 100.00	A+ (4)	1,107,640
	Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/35
	(Pre-refunded 12/01/22)
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Medical	11/22 at 100.00	A	1,069,690
	Facilities Revenue Bonds, Baylor College of Medicine, Refunding Series 2012A, 5.000%, 11/15/26
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,
	Houston Methodist Hospital System, Series 2015:
1,895	4.000%, 12/01/45	6/25 at 100.00	AA	1,990,053
4,480	5.000%, 12/01/45	6/25 at 100.00	AA	5,015,450
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue
	Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
1,615	5.000%, 6/01/28	6/23 at 100.00	Baa2	1,651,386
3,000	5.000%, 6/01/38	6/23 at 100.00	Baa2	3,006,660
1,390	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds,	11/21 at 100.00	Aa2 (4)	1,480,253
	Series 2011A, 5.000%, 11/01/41 (Pre-refunded 11/01/21)
1,165	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2012C,	8/22 at 100.00	AA–	1,263,373
	5.000%, 8/15/31
5,150	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2016A,	8/26 at 100.00	Aa2	5,997,020
	5.000%, 8/15/41
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation
	Refunding Senior Lien Series 2014A:
510	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	207,290
1,020	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	393,934
1,255	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	460,284
3,305	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	1,151,198
4,460	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	1,469,347
6,500	0.000%, 11/15/47 – AGM Insured	11/31 at 46.45	A2	1,917,240
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
105	0.000%, 11/15/24 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	99,191
495	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	BB+	432,185
50	0.000%, 11/15/29 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	42,190
4,390	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	BB+	3,110,491
105	0.000%, 11/15/30 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	86,041
625	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	BB+	421,125
7,570	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	BB+	4,845,633
210	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	BB+	124,793
260	0.000%, 11/15/33	11/31 at 88.44	BB+	144,916
2,045	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	BB+	1,067,879
1,130	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	BB+	517,800
4,370	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	BB+	1,759,187
2,260	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	BB+	851,591
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien
	Series 2014C:
600	5.000%, 11/15/33	11/24 at 100.00	BBB+	597,426
400	5.000%, 11/15/34	11/24 at 100.00	BBB+	398,068
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien
	Series 2014A:
1,000	5.000%, 11/15/28	11/24 at 100.00	A–	1,006,940
1,000	5.000%, 11/15/30	11/24 at 100.00	A–	1,000,190

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 3,440	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	11/31 at 53.78	A–	$ 1,241,565
	0.000%, 11/15/41 – NPFG Insured
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 59.10	BB	501,720
	0.000%, 11/15/33 – NPFG Insured
2,305	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior	No Opt. Call	A2	2,286,191
	Lien Series 2001A, 0.000%, 11/15/20 – NPFG Insured
1,350	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good	7/20 at 100.00	N/R (4)	1,359,274
	Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28 (Pre-refunded 7/01/20)
7,570	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series	7/28 at 100.00	A	8,269,695
	Series 2018A, 5.000%, 7/01/41 (AMT)
2,000	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series Series	7/22 at 100.00	A	2,101,240
	2012A, 5.000%, 7/01/31 (AMT)
5,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc	No Opt. Call	BB–	4,978,300
	Technical Operations Center Project, Series 2018, 5.000%, 7/15/28 (AMT)
380	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc	7/24 at 100.00	BB–	377,222
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)
4,000	Houston, Texas, Combined Utility System Revenue Bonds, First Lien Series 2011D, 5.000%,	11/21 at 100.00	AA (4)	4,260,120
	11/15/40 (Pre-refunded 11/15/21)
2,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series	11/22 at 100.00	AA (4)	2,216,940
	2012D, 5.000%, 11/15/42 (Pre-refunded 11/15/22)
3,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series	11/28 at 100.00	Aa2	3,652,260
	2018D, 5.000%, 11/15/36
2,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A,	3/27 at 100.00	Aa3	2,385,540
	5.000%, 3/01/31
1,015	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and	9/24 at 100.00	A	995,197
	Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/34
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and
	Entertainment Project, Series 2001B:
3,250	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A2	2,903,842
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	A2	3,581,660
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A	2,315,981
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A	8,533,841
1,470	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A	997,219
	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 1998A:
4,680	0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA+	4,534,733
12,030	0.000%, 12/01/22 – AGM Insured (ETM)	No Opt. Call	AA+ (4)	11,776,167
3,255	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 24.48	A+	784,227
	Refunding Series 2012A, 0.000%, 8/01/45
1,360	Jacksonville Independent School District, Cherokee County, Texas, General Obligation	2/24 at 100.00	Aaa	1,527,715
	Bonds, School Building Series 2014, 5.000%, 2/15/39
2,000	Laredo Community College District, Webb County, Texas, Combined Fee Revenue Bonds,	8/20 at 100.00	A2 (4)	2,021,960
	Series 2010, 5.250%, 8/01/35 (Pre-refunded 8/01/20) – AGM Insured
2,675	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series	8/24 at 100.00	AA–	3,048,778
	2014, 5.000%, 8/01/34
	Leander Independent School District, Williamson and Travis Counties, Texas, General
	Obligation Bonds, Refunding Series 2015A:
8,000	4.000%, 8/15/37	8/25 at 100.00	AAA	8,750,160
2,275	5.000%, 8/15/40	8/25 at 100.00	AAA	2,632,220
2,000	Lone Star College System, Harris, Montgomery and San Jacinto Counties, Texas, Revenue	2/21 at 100.00	AA	2,059,460
	Financing System Bonds, Series 2013, 5.000%, 2/15/36
1,750	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds	11/25 at 100.00	A	1,826,142
	Series 2015, 5.000%, 11/01/35 (AMT)
7,800	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB	7,801,014
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,150	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012A,	5/22 at 100.00	A	$ 1,226,119
	5.000%, 5/15/36
	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012B:
25	5.000%, 5/15/29 (Pre-refunded 5/15/22)	5/22 at 100.00	N/R (4)	27,100
1,975	5.000%, 5/15/29	5/22 at 100.00	A	2,116,805
6,500	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA	5/26 at 100.00	A	7,392,450
	Transmission Services Corporation Project, Refunding Series 2016, 5.000%, 5/15/46
1,350	Lubbock Independent School District, Lubbock County, Texas, General Obligation Bonds,	2/23 at 100.00	AAA	1,506,384
	School Building Series 2013A, 5.000%, 2/15/43 (Pre-refunded 2/15/23)
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds,	4/21 at 100.00	BBB	1,798,072
	Series 2011A, 7.250%, 4/01/36
9,180	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds,	No Opt. Call	A	10,956,146
	Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (AMT)
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,000	5.750%, 12/01/33	12/25 at 100.00	B1	1,075,490
3,000	6.125%, 12/01/38	12/25 at 100.00	B1	3,228,990
2,835	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project,	10/21 at 105.00	BB–	2,821,222
	Senior Lien Series 2018, 4.625%, 10/01/31 (AMT), 144A
4,735	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/24 at 100.00	A2	5,012,944
	Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M
	University Project, Series 2014A, 5.000%, 4/01/46 – AGM Insured
755	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds,	No Opt. Call	Aaa	856,608
	Presbyterian Healthcare System, Series 1996A, 5.750%, 6/01/26 – NPFG Insured (ETM)
885	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	Aa2 (4)	970,518
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32 (Pre-refunded 8/15/22)
710	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	A2	752,770
	12/15/36 – AGM Insured
3,860	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding	12/22 at 100.00	A1	4,221,450
	Senior Lien Series 2013, 5.000%, 12/15/33
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible
	Capital Appreciation Series 2011C:
4,030	0.000%, 9/01/43 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (4)	5,180,081
8,470	0.000%, 9/01/45 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (4)	11,828,355
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest	9/21 at 100.00	N/R (4)	3,166,950
	Series 2011D, 5.000%, 9/01/31 (Pre-refunded 9/01/21)
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/21 at 100.00	N/R (4)	2,124,440
	5.500%, 9/01/41 (Pre-refunded 9/01/21)
7,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital	1/25 at 100.00	A+	8,155,000
	Appreciation Series 2008I, 6.500%, 1/01/43
2,500	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	A1	1,611,000
	0.000%, 1/01/36 – AGC Insured
10,260	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A+	10,848,719
	5.000%, 1/01/40
4,555	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A,	1/29 at 100.00	A+	4,802,200
	4.000%, 1/01/44
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
13,355	5.000%, 1/01/33	1/25 at 100.00	A	14,841,946
1,000	5.000%, 1/01/34	1/25 at 100.00	A	1,109,020
1,000	Nueces River Authority, Texas, Water Supply Revenue Bonds, Corpus Christi Lake Texana	7/25 at 100.00	AA–	1,177,190
	Project, Refunding Series 2015, 5.000%, 7/15/26
1,425	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010E,	No Opt. Call	AA	955,463
	0.000%, 10/01/35
4,000	Prosper Independent School District, Collin County, Texas, General Obligation Bonds,	2/25 at 100.00	AAA	4,579,200
	Refunding Series 2015, 5.000%, 2/15/40

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 205	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series	2/24 at 100.00	Ba1	$ 211,097
	2014A, 5.125%, 2/01/39
1,000	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Bonds, Refunding	No Opt. Call	BBB+	1,014,800
	Series 2012, 5.000%, 10/01/20
4,060	San Antonio Convention Center Hotel Finance Corporation, Texas, Contract Revenue	6/20 at 100.00	A3	3,937,997
	Empowerment Zone Bonds, Series 2005A, 5.000%, 7/15/39 – AMBAC Insured (AMT)
2,500	San Antonio, Texas, Airport System Revenue Bonds, Refunding Series 2012, 5.000%,	7/22 at 100.00	A+	2,655,300
	7/01/27 (AMT)
2,640	San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien Series 2015B,	5/25 at 100.00	AA	3,046,296
	5.000%, 5/15/34
1,000	San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien Series 2018A,	5/28 at 100.00	AA	1,188,880
	5.000%, 5/15/48
1,925	Stephen F Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series	10/28 at 100.00	A1	2,220,391
	2016, 5.000%, 10/15/42
515	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	9/23 at 100.00	A	549,443
	Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital
	Revenue Bonds, Scott & White Healthcare Project, Series 2010:
95	5.250%, 8/15/40 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	96,211
1,155	5.250%, 8/15/40 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	1,169,726
355	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	359,775
1,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	5/26 at 100.00	AA–	1,432,087
	Revenue Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/32
2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	8/26 at 100.00	AA	2,266,020
	Texas Health Resources System, Series 2016A, 5.000%, 2/15/41
3,105	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds,	No Opt. Call	A–	3,494,181
	Senior Lien Series 2008D, 6.250%, 12/15/26
1,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds,	No Opt. Call	A–	1,019,340
	Series 2006A, 5.250%, 12/15/20
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
5,910	5.000%, 12/15/23	12/22 at 100.00	BBB+	6,215,074
2,050	5.000%, 12/15/26	12/22 at 100.00	BBB+	2,148,092
1,000	5.000%, 12/15/27	12/22 at 100.00	BBB+	1,046,250
12,745	5.000%, 12/15/29	12/22 at 100.00	BBB+	13,277,741
2,000	5.000%, 12/15/31	12/22 at 100.00	BBB+	2,076,000
	Texas Municipal Power Agency, Revenue Bonds, Refunding Transmission Series 2010:
640	5.000%, 9/01/34	9/20 at 100.00	A+	647,008
1,000	5.000%, 9/01/40	9/20 at 100.00	A+	1,010,750
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue
	Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016:
10,735	5.000%, 12/31/50 (AMT)	12/25 at 100.00	Baa3	10,327,392
9,000	5.000%, 12/31/55 (AMT)	12/25 at 100.00	Baa3	8,582,670
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue
	Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013:
1,335	7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	1,483,919
4,040	6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	4,452,484
22,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue	6/29 at 100.00	Baa3	23,018,380
	Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C Project, Series 2019, 5.000%,
	6/30/58 (AMT)
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue
	Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,004,480
1,000	7.000%, 6/30/40	6/20 at 100.00	Baa3	1,004,220

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas State, General Obligation Bonds, Texas Transportation Commission, Highway
	Improvement Series 2014:
$ 800	5.000%, 4/01/44 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (4)	$ 924,016
1,200	5.000%, 4/01/44	4/24 at 100.00	AAA	1,335,120
2,000	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement	4/22 at 100.00	AAA	2,163,920
	Series 2012A, 5.000%, 4/01/42 (Pre-refunded 4/01/22)
2,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund,	4/24 at 100.00	AAA	2,254,120
	Refunding Series 2014, 5.000%, 10/01/34
9,430	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding	8/22 at 100.00	A3 (4)	10,329,905
	First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding
	First Tier Series 2015B:
8,335	0.000%, 8/15/36	8/24 at 59.60	A3	4,162,416
10,960	5.000%, 8/15/37	8/24 at 100.00	A3	11,860,035
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding
	Second Tier Series 2015C:
2,100	5.000%, 8/15/33	8/24 at 100.00	Baa1	2,200,233
15,750	5.000%, 8/15/42	8/24 at 100.00	Baa1	16,331,647
10,000	Texas Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2016A,	10/26 at 100.00	AAA	12,104,200
	5.000%, 10/01/30 (UB) (5)
1,875	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll	2/29 at 100.00	Baa3	1,912,106
	Series 2019A, 5.000%, 8/01/57
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
2,285	0.000%, 8/15/21 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	2,262,630
7,715	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A3	7,562,706
2,020	0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	1,956,249
9,980	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	A3	9,372,817
3,830	0.000%, 8/15/24 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	3,660,522
21,170	0.000%, 8/15/24 – AMBAC Insured	No Opt. Call	A3	19,373,090
	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master
	Trust Series 2017A:
10,000	4.000%, 10/15/42 (UB) (5)	10/27 at 100.00	AAA	11,095,600
5,000	5.000%, 10/15/42	10/27 at 100.00	AAA	5,943,400
16,600	5.000%, 10/15/42 (UB) (5)	10/27 at 100.00	AAA	19,732,088
5,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master	10/28 at 100.00	AAA	5,976,100
	Trust Series 2018B, 5.000%, 4/15/49
	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds,
	Westminster Manor, Series 2010:
60	7.000%, 11/01/30	11/20 at 100.00	BBB+	60,988
905	7.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (4)	932,250
2,490	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds,	9/25 at 100.00	Baa2	2,683,174
	Infrastructure Improvement Facilities, Series 2018, 5.000%, 9/01/40
1,735	Via Metropolitan Transit Advanced Transportation District, Texas, Sales Tax Revenue	8/24 at 100.00	AA	1,972,070
	Bonds, Refunding & Improvement Series 2014, 5.000%, 8/01/38
1,550	West Harris County Regional Water Authority, Texas, Water System Revenue Bonds,	12/29 at 100.00	A1	1,733,628
	Refunding Series 2019C, 4.000%, 12/15/45
	West Texas Independent School District, McLennan and Hill Counties, General Obligation
	Refunding Bonds, Series 1998:
45	0.000%, 8/15/22	6/20 at 88.66	AAA	39,859
45	0.000%, 8/15/24	6/20 at 79.50	AAA	35,738
430	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities	6/20 at 100.00	CC	431,518
	Program Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (AMT)
9,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds,	8/25 at 44.15	Aaa	3,555,990
	Capital Appreciation Series 2015, 0.000%, 8/15/45
727,275	Total Texas			726,925,618

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utah – 1.5% (1.0% of Total Investments)
$ 27,055	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%,	7/27 at 100.00	A2	$ 29,430,159
	7/01/47 (AMT)
4,500	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%,	7/28 at 100.00	A2	4,930,875
	7/01/48 (AMT)
5,795	Utah Charter School Finance Authority, Charter School Revenue Bonds, Hawthorn Academy	4/26 at 100.00	AA	6,623,279
	Project, Series 2016, 5.000%, 10/15/46
2,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2012,	5/21 at 100.00	AA+	2,051,520
	5.000%, 5/15/43
	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012:
1,665	5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	N/R (4)	1,812,386
2,445	5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	A+ (4)	2,666,835
43,460	Total Utah			47,515,054
	Virginia – 3.1% (1.9% of Total Investments)
895	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College,	6/20 at 100.00	BB–	865,733
	Series 2006, 5.000%, 9/01/26
515	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	459,143
	Appreciation Series 2012B, 0.000%, 7/15/40 (7)
1,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds,	5/28 at 100.00	Aa2	1,067,210
	Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (5)
1,000	Fairfax County Redevelopment and Housing Authority, Virginia, Multifamily Housing	6/20 at 100.00	AA+	1,004,130
	Revenue Bonds, FHA-Insured Mortgage – Cedar Ridge Project, Series 2007, 4.850%, 10/01/48 (AMT)
12,000	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads	1/28 at 100.00	AA	14,168,040
	Transportation Fund Revenue Bonds, Senior Lien Series 2018A, 5.000%, 7/01/52
2,400	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/22 at 100.00	N/R (4)	2,646,936
	Health System Obligated Group, Series 2013, 5.000%, 11/01/30 (Pre-refunded 11/01/22)
5,625	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	4/22 at 100.00	Baa1	5,751,619
	Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	No Opt. Call	A3	1,231,800
	Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%,
	10/01/36 – AGC Insured
5,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/26 at 100.00	A3	6,154,350
	Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%,
	10/01/41 – AGC Insured
5,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Series	10/20 at 100.00	AA–	5,088,750
	2010A, 5.000%, 10/01/39
4,500	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding	10/23 at 100.00	AA–	4,919,175
	Series 2013A, 5.000%, 10/01/30 (AMT)
	Prince William County Industrial Development Authority, Virginia, Health Care Facilities
	Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B:
2,000	4.000%, 11/01/33	11/22 at 100.00	AA–	2,062,140
3,000	5.000%, 11/01/46	11/22 at 100.00	AA–	3,144,060
6,115	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed	5/20 at 100.00	B–	5,784,362
	Bonds, Series 2007B1, 5.000%, 6/01/47
15,605	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform	6/27 at 100.00	Baa3	15,669,137
	66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)
8,135	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes	1/22 at 100.00	BBB–	7,972,300
	LLC Project, Series 2019, 5.000%, 7/01/49 (AMT)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
3,670	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB–	3,722,921
14,930	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB–	14,823,997
93,390	Total Virginia			96,535,803

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington – 3.4% (2.1% of Total Investments)
$ 2,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station,	7/24 at 100.00	AA–	$ 2,232,640
	Refunding Series 2014A, 5.000%, 7/01/40
2,375	Grant County Public Utility District 2, Washington, Revenue Bonds, Priest Rapids	1/26 at 100.00	Aa3 (4)	2,890,470
	Hydroelectric Project, Refunding Series 2015A, 5.000%, 1/01/41 (Pre-refunded 1/01/26)
3,750	King County Public Hospital District 2, Washington, General Obligation Bonds,	12/29 at 100.00	Aa3	3,989,700
	EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45
2,270	Port Everett, Washington, Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/46	6/26 at 100.00	A2	2,622,191
14,955	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2017C, 5.000%,	5/27 at 100.00	A+	16,362,116
	5/01/42 (AMT)
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A:
6,000	5.000%, 5/01/36 (AMT)	5/27 at 100.00	A+	6,633,660
4,515	5.000%, 5/01/43 (AMT)	5/27 at 100.00	A+	4,917,016
1,145	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 5.000%,	4/29 at 100.00	A+	1,263,118
	4/01/44 (AMT)
10,000	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue	6/23 at 100.00	A	10,213,800
	Bonds, Series 2013A, 5.000%, 5/01/43
5,195	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical	12/20 at 100.00	N/R (4)	5,338,122
	Center, Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)
1,590	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical	12/21 at 100.00	N/R (4)	1,696,371
	Center, Series 2012, 5.000%, 12/01/42 (Pre-refunded 12/01/21)
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health &	10/22 at 100.00	AA–	4,225,440
	Services, Refunding Series 2012A, 5.000%, 10/01/32
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	1,052,440
	Series 2012A, 5.000%, 10/01/42
11,500	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	4/25 at 100.00	Aa2	12,615,615
	Series 2015A, 5.000%, 10/01/45 (UB)
5,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue	7/28 at 100.00	AA–	5,808,650
	Bonds, Series 2018, 5.000%, 7/01/58
320	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement	1/23 at 100.00	BBB–	291,878
	Community, Refunding Series 2012, 5.000%, 1/01/48
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C,	No Opt. Call	AA+	6,111,807
	0.000%, 6/01/24 – NPFG Insured
18,470	Washington, General Obligation Compound Interest Bonds, Series 1999S-3, 0.000%, 1/01/21	No Opt. Call	AA+	18,344,219
100,565	Total Washington			106,609,253
	West Virginia – 0.8% (0.5% of Total Investments)
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System,	5/20 at 100.00	N/R	550,000
	Inc, Series 2008, 6.500%, 10/01/38 (8)
7,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United	6/23 at 100.00	A	7,406,980
	Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
15,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United	6/28 at 100.00	A	16,195,950
	Health System Obligated Group, Series 2018A, 5.000%, 6/01/52
2,000	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health	6/27 at 100.00	A	2,196,380
	System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/42
25,000	Total West Virginia			26,349,310

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin – 1.6% (1.0% of Total Investments)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds,
	Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$ 34	0.000%, 1/01/47, 144A	No Opt. Call	N/R	$ 710
30	0.000%, 1/01/48, 144A	No Opt. Call	N/R	609
29	0.000%, 1/01/49, 144A	No Opt. Call	N/R	585
29	0.000%, 1/01/50, 144A	No Opt. Call	N/R	541
28	0.000%, 1/01/51, 144A	No Opt. Call	N/R	521
36	0.000%, 1/01/52, 144A	No Opt. Call	N/R	648
36	0.000%, 1/01/53, 144A	No Opt. Call	N/R	624
35	0.000%, 1/01/54, 144A	No Opt. Call	N/R	585
34	0.000%, 1/01/55, 144A	No Opt. Call	N/R	557
33	0.000%, 1/01/56, 144A	No Opt. Call	N/R	534
1,669	5.500%, 7/01/56, 144A	3/28 at 100.00	N/R	1,192,291
37	0.000%, 1/01/57, 144A	No Opt. Call	N/R	573
36	0.000%, 1/01/58, 144A	No Opt. Call	N/R	542
35	0.000%, 1/01/59, 144A	No Opt. Call	N/R	516
34	0.000%, 1/01/60, 144A	No Opt. Call	N/R	486
34	0.000%, 1/01/61, 144A	No Opt. Call	N/R	463
33	0.000%, 1/01/62, 144A	No Opt. Call	N/R	437
32	0.000%, 1/01/63, 144A	No Opt. Call	N/R	416
31	0.000%, 1/01/64, 144A	No Opt. Call	N/R	398
31	0.000%, 1/01/65, 144A	No Opt. Call	N/R	376
33	0.000%, 1/01/66, 144A	No Opt. Call	N/R	384
401	0.000%, 1/01/67, 144A	No Opt. Call	N/R	4,267
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds,
	Lombard Public Facilities Corporation, Second Tier Series 2018B:
59	0.000%, 1/01/46, 144A	No Opt. Call	N/R	1,287
59	0.000%, 1/01/47, 144A	No Opt. Call	N/R	1,216
58	0.000%, 1/01/48, 144A	No Opt. Call	N/R	1,185
58	0.000%, 1/01/49, 144A	No Opt. Call	N/R	1,148
57	0.000%, 1/01/50, 144A	No Opt. Call	N/R	1,082
62	0.000%, 1/01/51, 144A	No Opt. Call	N/R	1,160
1,607	3.750%, 7/01/51, 144A	3/28 at 100.00	N/R	1,019,893
62	0.000%, 1/01/52, 144A	No Opt. Call	N/R	1,103
61	0.000%, 1/01/53, 144A	No Opt. Call	N/R	1,063
61	0.000%, 1/01/54, 144A	No Opt. Call	N/R	1,023
60	0.000%, 1/01/55, 144A	No Opt. Call	N/R	982
59	0.000%, 1/01/56, 144A	No Opt. Call	N/R	948
59	0.000%, 1/01/57, 144A	No Opt. Call	N/R	911
58	0.000%, 1/01/58, 144A	No Opt. Call	N/R	873
57	0.000%, 1/01/59, 144A	No Opt. Call	N/R	846
57	0.000%, 1/01/60, 144A	No Opt. Call	N/R	809
56	0.000%, 1/01/61, 144A	No Opt. Call	N/R	771
56	0.000%, 1/01/62, 144A	No Opt. Call	N/R	742
55	0.000%, 1/01/63, 144A	No Opt. Call	N/R	712
54	0.000%, 1/01/64, 144A	No Opt. Call	N/R	690
54	0.000%, 1/01/65, 144A	No Opt. Call	N/R	659
53	0.000%, 1/01/66, 144A	No Opt. Call	N/R	613
693	0.000%, 1/01/67, 144A	No Opt. Call	N/R	7,378
880	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	11/24 at 100.00	N/R	882,086
	Company Project, Refunding Series 2014, 5.250%, 4/01/30 (AMT)
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian	7/23 at 100.00	N/R (4)	5,631,850
	HealthCare, Inc, Series 2013B, 5.000%, 7/01/36 (Pre-refunded 7/01/23)
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,295,775
	Series 2012B, 5.000%, 2/15/32
2,750	Wisconsin Health and Educational Facilities Authority, Revenues Bonds, Gundersen	10/21 at 100.00	A1	2,786,355
	Lutheran, Series 2011A, 5.250%, 10/15/39
10,225	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	5/26 at 100.00	Aa2	11,042,898
	Ascension Health Alliance Senior Credit Group, Series 2016A, 4.500%, 11/15/39

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 1,685	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Beloit	7/26 at 100.00	A	$ 1,704,394
	Health System, Inc, Series 2016, 4.000%, 7/01/46
4,220	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	8/27 at 100.00	Aa3	4,513,754
	Children’s Hospital of Wisconsin, Inc, Series 2017, 4.000%, 8/15/42
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,
	Marshfield Clinic, Series 2016A:
12,440	5.000%, 2/15/42	2/26 at 100.00	A–	12,934,614
6,000	5.000%, 2/15/46	2/26 at 100.00	A–	6,132,000
50,695	Total Wisconsin			49,177,883
$ 4,974,021	Total Municipal Bonds (cost $4,710,334,862)			4,941,927,219

Shares	Description (1), (9)			Value
	INVESTMENT COMPANIES – 0.0% (0.0% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc			$ 122,575
32,524	Invesco Quality Municipal Income Trust			369,472
	Total Investment Companies (cost $530,611)			492,047
	Total Long-Term Investments (cost $4,710,865,473)			4,942,419,266

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.4% (0.9% of Total Investments)
	MUNICIPAL BONDS – 1.4% (0.9% of Total Investments)
	National – 0.9% (0.5% of Total Investments)
$ 7,500	JPMorgan Chase Putters / Drivers Trust Various States, Variable Rate Demand Obligations,	No Opt. Call	F1+	$ 7,500,000
	Series 5028, 0.460%, 6/01/21 (AMT) 144A (10)
19,100	JPMorgan Chase Putters / Drivers Trust Various States, Variable Rate Demand Obligations,	No Opt. Call	F1+	19,100,000
	Series 5029, 0.460%, 12/01/21 (AMT) 144A (10)
26,600	Total National			26,600,000
	California – 0.2% (0.2% of Total Investments)
7,500	Los Angeles Community Redevelopment Agency, California, Multifamily Housing Revenue Bonds,	2/21 at 100.00	VMIG1	7,500,000
	Hollywood & Vine Apartments, Variable Rate Demand Obligations, Tender Option Bond Trust
	2020-MIZ9013, 0.760%, 10/15/37 (AMT) 144A (10)
	Minnesota – 0.3% (0.2% of Total Investments)
10,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Variable	6/20 at 100.00	A-1	10,000,000
	Rate Demand Obligations, Series 2018A, 0.140%, 11/15/48 (10)
$ 44,100	Total Short-Term Investments (cost $44,100,000)			44,100,000
	Total Investments (cost $4,754,965,473) – 160.8%			4,986,519,266
	Floating Rate Obligations – (3.1)%			(96,270,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (17.6)% (11)			(545,203,300)
	MuniFund Preferred Shares, net of deferred offering costs – (21.9)% (12)			(678,339,162)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (20.3)% (13)			(630,019,736)
	Other Assets Less Liabilities – 2.1%			65,121,720
	Net Assets Applicable to Common Shares – 100%			$ 3,101,808,788

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.

(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(10)
Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(11)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 10.9%.
(12)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 13.6%.
(13)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.6%.
144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

AMT	Alternative Minimum Tax.
ETM	Escrowed to maturity.
IF
Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

PIK
Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

UB
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives, for more information.

See accompanying notes to financial statements.

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 157.8% (99.4% of Total Investments)
	MUNICIPAL BONDS – 157.8% (99.4% of Total Investments)
	Alabama – 1.0% (0.6% of Total Investments)
$ 4,250	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama,	2/26 at 100.00	BBB+	$ 4,537,300
	Revenue Bonds, Infirmary Health System, Inc, Series 2016A, 5.000%, 2/01/41
20,675	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A,	No Opt. Call	A3	25,808,396
	5.000%, 9/01/46
4,900	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds,	4/25 at 100.00	N/R	4,802,441
	Spring Hill College Project, Series 2015, 5.875%, 4/15/45
5,310	Tuscaloosa County Industrial Development Authority, Florida, Gulf Opportunity Zone	5/29 at 100.00	N/R	5,281,273
	Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A
35,135	Total Alabama			40,429,410
	Alaska – 0.6% (0.4% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed
	Bonds, Series 2006A:
17,040	5.000%, 6/01/32	5/20 at 100.00	B3	17,075,955
5,070	5.000%, 6/01/46	5/20 at 100.00	B3	5,035,473
22,110	Total Alaska			22,111,428
	Arizona – 1.9% (1.2% of Total Investments)
1,460	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue	3/22 at 100.00	A–	1,493,419
	Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
3,815	Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds, Stimulus Plan for	8/30 at 100.00	A+	4,151,674
	Economic and Educational Development, Refunding Series 2020A, 4.000%, 8/01/44
1,025	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of	7/27 at 100.00	AA–	1,124,784
	Math & Science Projects, Series 2017A, 5.000%, 7/01/51
7,115	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series	7/25 at 100.00	A2	8,090,395
	2015B, 5.000%, 7/01/43 – AGM Insured
1,315	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds,	9/28 at 100.00	A2	1,463,161
	HonorHealth, Series 2019A, 5.000%, 9/01/42
5,135	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health,	1/27 at 100.00	AA–	5,333,725
	Refunding Series 2016A, 4.000%, 1/01/36
7,780	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien	7/20 at 100.00	A+ (4)	7,832,904
	Series 2010A, 5.000%, 7/01/40 (Pre-refunded 7/01/20)
5,500	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien	7/29 at 100.00	A+	5,775,000
	Series 2019A, 4.000%, 7/01/44
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion
	Project, Series 2005B:
6,545	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	8,993,484
10,000	5.500%, 7/01/40 – FGIC Insured	No Opt. Call	AA	14,028,400
3,000	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2018A,	8/28 at 100.00	AA	3,568,290
	5.000%, 8/01/47
11,080	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy	No Opt. Call	BBB+	13,522,808
	Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
63,770	Total Arizona			75,378,044
	Arkansas – 0.1% (0.1% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%,	6/20 at 100.00	N/R	4,826,000
	5/01/28 – ACA Insured

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California – 11.6% (7.3% of Total Investments)
$ 22,880	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series	No Opt. Call	A–	$ 16,462,389
	1999A, 0.000%, 10/01/32 – NPFG Insured
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA	3,635,021
	Series 2005B, 0.000%, 8/01/28 – AGM Insured
15,870	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	A2	15,826,834
	Project, Series 1997C, 0.000%, 9/01/20 – AGM Insured
3,450	Antelope Valley Joint Union High School District, Los Angeles and Kern Counties,	No Opt. Call	Aa3	2,854,806
	California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Series 2013S-4:
5,000	5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	5,611,700
6,500	5.250%, 4/01/53 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	7,341,880
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,	4/24 at 100.00	Aa3 (4)	11,546,000
	Series 2014F-1, 5.000%, 4/01/54 (Pre-refunded 4/01/24)
8,000	Beverly Hills Unified School District, Los Angeles County, California, General	No Opt. Call	AA+	5,986,320
	Obligation Bonds, Series 2009, 0.000%, 8/01/33
	Burbank Unified School District, Los Angeles County, California, General Obligation
	Bonds, Series 2015A:
2,250	0.000%, 8/01/32 (5)	2/25 at 100.00	A+	2,193,682
1,350	0.000%, 8/01/33 (5)	2/25 at 100.00	A+	1,310,350
7,845	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	5/20 at 100.00	B2	7,845,863
	Los Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount
	University, Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	3,108,037
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	5,509,565
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	6,951,962
1,350	0.000%, 10/01/39 – NPFG Insured	No Opt. Call	A2	750,938
3,330	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford	11/21 at 100.00	AA– (4)	3,562,367
	Hospital and Clinics, Series 2008A-2 RMKT, 5.250%, 11/15/40 (Pre-refunded 11/15/21)
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard
	Children’s Hospital, Series 2012A:
3,000	5.000%, 8/15/51 (UB) (6)	8/22 at 100.00	A+	3,135,630
10,000	5.000%, 8/15/51	8/22 at 100.00	A+	10,452,100
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health	7/23 at 100.00	AA–	572,162
	System, Series 2013A, 5.000%, 7/01/37
1,710	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Series	11/21 at 100.00	Aa3	1,753,725
	2012A, 5.000%, 11/15/40
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 2016-XG0049:
485	9.214%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA–	526,201
525	9.222%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA–	569,641
1,285	9.222%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA–	1,394,264
1,500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center,	7/27 at 100.00	BBB–	1,612,080
	Refunding Series 2017A, 5.000%, 7/01/42
2,330	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2 (4)	2,349,269
	2010A, 5.750%, 7/01/40 (Pre-refunded 7/01/20)
965	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series	10/26 at 100.00	BBB–	997,289
	2017, 5.000%, 10/15/47
2,930	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,	11/23 at 100.00	A+	3,203,750
	Series 2013I, 5.000%, 11/01/38
5,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017,	8/26 at 100.00	AA–	5,458,600
	4.000%, 8/01/36
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 –	6/20 at 100.00	AA–	5,014
	AMBAC Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	California State, General Obligation Bonds, Various Purpose Series 2010:
$ 7,000	5.250%, 3/01/30	6/20 at 100.00	AA–	$ 7,021,420
4,250	5.250%, 11/01/40	11/20 at 100.00	AA–	4,328,412
10,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	AA–	10,531,500
9,130	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/28 at 100.00	BB–	9,265,672
	Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A
10,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health,	8/20 at 100.00	A+ (4)	10,152,500
	Series 2011A, 6.000%, 8/15/42 (Pre-refunded 8/15/20)
	California Statewide Community Development Authority, Revenue Bonds, Daughters of
	Charity Health System, Series 2005A:
3,895	5.750%, 7/01/30 (7)	6/20 at 100.00	N/R	3,276,552
5,000	5.750%, 7/01/35 (7)	6/20 at 100.00	N/R	4,206,100
6,000	5.500%, 7/01/39 (7)	6/20 at 100.00	N/R	5,047,320
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System	No Opt. Call	AA	8,722,515
	Improvement Project, Series 1999a, 0.000%, 8/01/29 – AMBAC Insured
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds,	No Opt. Call	Baa2 (4)	4,501,154
	Series 2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)
3,330	Contra Costa Community College District, Contra Costa County, California, General	8/23 at 100.00	AA+ (4)	3,783,513
	Obligation Bonds, Election of 2006, Series 2013, 5.000%, 8/01/38 (Pre-refunded 8/01/23)
7,775	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	BBB	5,226,433
	Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
910	0.000%, 1/15/42 (5)	1/31 at 100.00	Baa2	885,903
3,350	5.750%, 1/15/46	1/24 at 100.00	Baa2	3,606,777
8,350	6.000%, 1/15/49 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (4)	9,911,784
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	AA+ (4)	29,850,600
	Series 1995A, 0.000%, 1/01/21 (ETM)
3,120	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series	9/20 at 100.00	A	3,148,548
	2005, 5.000%, 9/01/27 – AMBAC Insured
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	B–	10,081,500
	Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37
8,150	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R	7,944,294
	Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47
10,170	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R	9,913,309
	Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47
3,850	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B,	7/21 at 100.00	Aaa	4,098,517
	6.125%, 7/15/40 (Pre-refunded 7/15/21)
5,000	Huntington Beach Union High School District, Orange County, California, General	No Opt. Call	AA–	3,572,050
	Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
3,040	Kern Community College District, California, General Obligation Bonds, Safety, Repair &	No Opt. Call	AA	2,899,947
	Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured
1,500	Lincoln Unified School District, Placer County, California, Community Facilities	No Opt. Call	N/R	1,216,860
	District 1, Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
95	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds,	7/20 at 100.00	N/R (4)	95,266
	Second Series 1993, 4.750%, 10/15/20 (ETM)
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds,	7/20 at 100.00	N/R (4)	998,045
	Series 1994, 5.375%, 2/15/34 (ETM)
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	1/21 at 100.00	Aa2	10,228,900
	2011A, 5.000%, 7/01/41
2,490	Madera Unified School District, Madera County, California, General Obligation Bonds,	No Opt. Call	Baa2	2,189,905
	Election 2002 Series 2005, 0.000%, 8/01/27 – NPFG Insured
10,335	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	10,136,465
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (5)

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,500	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,	No Opt. Call	BBB+	$ 7,888,540
	Series 2009B, 6.500%, 11/01/39
455	Mt Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A,	No Opt. Call	N/R (4)	490,181
	5.125%, 12/01/23 – AMBAC Insured (ETM)
14,100	New Haven Unified School District, California, General Obligation Bonds, Refunding	No Opt. Call	Aa3	9,788,925
	Series 2009, 0.000%, 8/01/34 – AGC Insured
3,515	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presybterian, Series	12/21 at 100.00	N/R (4)	3,804,636
	2011A, 5.875%, 12/01/30 (Pre-refunded 12/01/21)
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General	No Opt. Call	Aa3	2,074,400
	Obligation Bonds, Election 2002 Series 2005B, 0.000%, 8/01/29
3,880	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	Baa2	4,324,376
	Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured
	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B:
1,490	5.000%, 8/15/34 – NPFG Insured (ETM)	No Opt. Call	Aa1 (4)	1,915,499
1,745	5.000%, 8/15/34 (Pre-refunded 8/15/32) – NPFG Insured	8/32 at 100.00	N/R (4)	2,373,828
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	AA	829,760
	Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series	11/20 at 100.00	Ba1 (4)	5,126,050
	2010, 6.000%, 11/01/30 (Pre-refunded 11/01/20)
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation,	No Opt. Call	BBB–	1,854,360
	Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured
9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%,	No Opt. Call	BBB–	6,566,779
	8/01/33 – AGC Insured
3,270	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding	No Opt. Call	AA+ (4)	3,598,439
	Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)
1,800	Rialto Unified School District, San Bernardino County, California, General Obligation	No Opt. Call	Aa3	1,536,066
	Bonds, Series 2011A, 0.000%, 8/01/28
1,000	Rim of the World Unified School District, San Bernardino County, California, General	8/21 at 100.00	A2 (4)	1,054,210
	Obligation Bonds, Series 2011C, 5.000%, 8/01/38 (Pre-refunded 8/01/21) – AGM Insured
760	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds,	6/23 at 100.00	BBB+	803,510
	Series 2013A, 5.750%, 6/01/44
2,830	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family	No Opt. Call	AA+ (4)	3,088,209
	Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series	12/21 at 100.00	BB	2,400,592
	2011, 7.500%, 12/01/41
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco	5/23 at 100.00	A+	4,308,720
	International Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road
	Revenue Bonds, Refunding Senior Lien Series 2014A:
10,595	5.000%, 1/15/44	1/25 at 100.00	BBB	11,216,079
32,725	5.000%, 1/15/50	1/25 at 100.00	BBB	34,527,820
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road	No Opt. Call	Baa2	6,623,611
	Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
2,965	San Juan Unified School District, Sacramento County, California, General Obligation	No Opt. Call	A+	2,553,073
	Bonds, Series 2004A, 0.000%, 8/01/28 – NPFG Insured
4,455	San Mateo County Community College District, California, General Obligation Bonds,	No Opt. Call	AAA	4,394,412
	Series 2006A, 0.000%, 9/01/21 – NPFG Insured
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation	No Opt. Call	AA+	3,624,405
	Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured
15,750	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	8,679,667
	Election Series 2012G, 0.000%, 8/01/39 – AGM Insured
	San Ysidro School District, San Diego County, California, General Obligation Bonds,
	Refunding Series 2015:
5,000	0.000%, 8/01/46	8/25 at 32.80	A2	1,446,950
6,570	0.000%, 8/01/47	8/25 at 30.90	A2	1,788,682

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,530	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	5/20 at 100.00	BBB	$ 1,530,015
	Bonds, Series 2005A-1, 4.750%, 6/01/23
2,630	Union Elementary School District, Santa Clara County, California, General Obligation	No Opt. Call	Baa2	2,425,465
	Bonds, Series 2001B, 0.000%, 9/01/25 – FGIC Insured
3,900	West Hills Community College District, California, General Obligation Bonds, School	8/21 at 100.00	A2 (4)	4,180,137
	Facilities Improvement District 3, 2008 Election Series 2011, 6.500%, 8/01/41 (Pre-refunded
	8/01/21) – AGM Insured
495,780	Total California			466,186,596
	Colorado – 10.5% (6.6% of Total Investments)
1,365	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series	12/24 at 102.00	N/R	1,205,827
	2019, 5.000%, 12/01/51
500	Blue Lake Metropolitan District 2 , Lochbuie, Colorado, Limited Tax General Obligation	12/21 at 103.00	N/R	464,715
	Bonds, Series 2016A, 5.750%, 12/01/46
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding &
	Improvement Series 2017:
1,575	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	1,443,677
3,620	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	3,113,019
1,060	Centerra Metropolitan District No 1, In the City of Loveland, Larimer County, Colorado,	12/23 at 103.00	N/R	980,436
	Special Revenue Improvement Bonds, Series 2018, 5.250%, 12/01/48
1,250	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds,	12/23 at 100.00	BBB–	1,301,800
	Refunding Series 2013A, 5.375%, 12/01/33
115	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds,	12/23 at 100.00	BB	114,365
	Refunding Series 2014, 5.000%, 12/01/43
1,700	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	7/24 at 100.00	BB	1,563,201
	Skyview Academy Project, Series 2014, 5.375%, 7/01/44, 144A
	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The
	Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017:
2,005	5.000%, 6/01/34 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	2,521,849
4,615	5.000%, 6/01/35 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	5,804,655
7,205	5.000%, 6/01/36 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	9,062,305
8,715	5.000%, 6/01/37 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	10,961,553
4,105	5.000%, 6/01/42 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	5,163,187
8,545	5.000%, 6/01/47 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	10,747,730
5,235	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated	11/29 at 100.00	AA	5,415,398
	Group, Series 2019A, 4.000%, 11/15/43
2,295	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health	2/21 at 100.00	BBB+ (4)	2,367,499
	Initiatives, Series 2011A, 5.000%, 2/01/41 (Pre-refunded 2/01/21)
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health	1/23 at 100.00	BBB+ (4)	5,551,850
	Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital	12/23 at 100.00	A+	5,349,900
	Colorado Project, Series 2013A, 5.000%, 12/01/36
3,050	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living	1/24 at 102.00	N/R	2,755,126
	Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
20,815	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	19,878,741
	Series 2019A-2, 4.000%, 8/01/49
2,375	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/22 at 100.00	N/R (4)	2,583,976
	Samaritan Society Project, Refunding Series 2012, 5.000%, 12/01/42 (Pre-refunded 6/01/22)
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	N/R (4)	1,146,920
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project,	5/27 at 100.00	BB+	708,045
	Refunding & Improvement Series 2017A, 5.250%, 5/15/37
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center,	9/25 at 100.00	A3	1,566,195
	Refunding Series 2015B, 4.000%, 9/01/34

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued) April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series	11/29 at 100.00	A+	$ 1,057,720
	2019A, 4.000%, 11/01/39
3,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System,	1/30 at 100.00	AA–	3,481,929
	Refunding Series 2019A, 4.000%, 1/01/37
4,880	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System,	1/30 at 100.00	AA–	5,053,435
	Refunding Series 2019B, 4.000%, 1/01/40
4,150	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds,	12/24 at 100.00	BBB	3,854,769
	Senior Lien Series 2017, 5.000%, 12/31/56
	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax
	General Obligation Bonds, Refunding & Improvement Series 2018:
1,895	5.625%, 12/01/32	12/23 at 103.00	N/R	1,797,047
2,660	5.875%, 12/01/46	12/23 at 103.00	N/R	2,387,536
	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise
	Revenue Bonds, Series 2017B:
2,000	5.000%, 12/01/42	12/27 at 100.00	A+	2,278,060
1,225	5.000%, 12/01/47	12/27 at 100.00	A+	1,381,200
1,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/27 at 100.00	A+	1,690,200
	Revenue Bonds, Refunding Series 2016B, 5.000%, 3/01/41
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	9/27 at 100.00	AA	2,208,680
	Revenue Bonds, Refunding Series 2017A, 4.000%, 3/01/40
6,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/28 at 100.00	AA	7,098,975
	Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43
5,000	Colorado State, Certificates of Participation, Rural Series 2018A, 4.000%, 12/15/35	12/28 at 100.00	AA–	5,568,200
	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016:
7,115	5.000%, 8/01/41	8/26 at 100.00	A1	8,333,657
1,000	5.000%, 8/01/46	8/26 at 100.00	A1	1,163,640
1,000	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales	12/24 at 103.00	N/R	879,580
	Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39
11,140	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B,	11/22 at 100.00	A+	11,828,675
	5.000%, 11/15/37
12,900	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series	11/23 at 100.00	A	13,898,073
	2013B, 5.000%, 11/15/43
2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series	12/28 at 100.00	A	2,842,800
	2018B, 5.000%, 12/01/48
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center
	Hotel, Refunding Senior Lien Series 2016:
1,620	5.000%, 12/01/32	12/26 at 100.00	BBB–	1,635,730
3,680	5.000%, 12/01/33	12/26 at 100.00	BBB–	3,699,173
2,400	5.000%, 12/01/36	12/26 at 100.00	BBB–	2,412,792
1,800	5.000%, 12/01/40	12/26 at 100.00	BBB–	1,809,450
365	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado	12/23 at 103.00	N/R	338,052
	Urban Redevelopement Area, Series 2018A, 5.250%, 12/01/39, 144A
13,920	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	A	13,706,467
	9/01/21 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A	5,866,006
45,540	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	32,766,485
16,635	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	10,970,450
49,250	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	31,128,955
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
9,310	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	7,248,021
2,900	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	A	1,757,603
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	A	10,474,885

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
$ 3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	A	$ 2,559,300
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	A	7,081,851
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	A	3,144,438
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	4,127,000
1,000	Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General	12/26 at 100.00	BBB+	1,111,990
	Obligation Bonds, Series 2016, 5.000%, 12/01/36
1,000	Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax, Series	12/26 at 100.00	AA+	1,095,910
	2017, 4.000%, 12/01/36
1,085	North Range Metropolitan District No 2 , In the City of Commerce City, Adams County,	12/22 at 103.00	N/R	1,018,099
	Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds,
	Refunding Series 2017A, 5.750%, 12/01/47
1,224	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation	12/21 at 103.00	N/R	1,107,793
	Limited Tax Bonds, Series 2016, 4.375%, 12/01/31
17,735	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/25 at 100.00	A	19,997,099
	Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported
	Revenue Bonds, Series 2019A:
3,040	4.000%, 12/01/37 – AGM Insured	12/29 at 100.00	A	3,421,216
3,255	4.000%, 12/01/46 – AGM Insured	12/29 at 100.00	A	3,584,634
2,640	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/20 at 100.00	A2 (4)	2,721,550
	Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured
	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and
	Special Revenue Bonds, Refunding & Improvement Series 2017:
8,765	5.000%, 12/01/42	12/27 at 100.00	A2	10,177,304
3,600	5.000%, 12/01/47	12/27 at 100.00	A2	4,150,908
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	AA– (4)	632,155
	5.375%, 6/01/31 (Pre-refunded 6/01/20)
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project
	Private Activity Bonds, Series 2010:
15,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	15,056,400
4,150	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,161,579
3,250	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General	12/26 at 100.00	AA	3,753,133
	Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/46 –
	AGM Insured
4,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A,	11/22 at 100.00	Aa3	4,209,720
	5.000%, 11/15/42
14,500	University of Colorado, Enterprise System Revenue Bonds, Series 2014A, 5.000%, 6/01/46	6/24 at 100.00	Aa1 (4)	16,873,360
	(Pre-refunded 6/01/24)
2,500	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General	12/26 at 100.00	Baa1	2,708,125
	Obligation Refunding Bonds, Series 2016A, 4.000%, 12/01/36 – BAM Insured
5,000	Weld County School District 6, Greeley, Colorado, General Obligation Bonds, Series 2020,	12/29 at 100.00	AA	6,081,800
	5.000%, 12/01/44
2,175	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017,	12/26 at 100.00	AA	2,629,858
	5.000%, 12/15/30
465,179	Total Colorado			423,795,436
	Connecticut – 0.3% (0.2% of Total Investments)
1,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield	7/26 at 100.00	A–	1,768,222
	University, Series 2016Q-1, 5.000%, 7/01/46
7,165	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac	7/25 at 100.00	A–	7,607,654
	University, Refunding Series 2015L, 5.000%, 7/01/45

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart
	University, Series 2017I-1:
$ 500	5.000%, 7/01/34	7/27 at 100.00	A3	$ 552,650
2,425	5.000%, 7/01/42	7/27 at 100.00	A3	2,625,135
11,740	Total Connecticut			12,553,661
	Delaware – 0.4% (0.3% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services	10/20 at 100.00	Aa2 (4)	1,017,750
	Inc, Series 2010A, 5.000%, 10/01/40 (Pre-refunded 10/01/20)
3,350	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series	7/23 at 100.00	BBB+	3,544,233
	2013, 5.000%, 7/01/32
1,000	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center Project,	12/28 at 100.00	BBB	1,071,900
	Series 2018, 5.000%, 6/01/48
9,070	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015,	6/25 at 100.00	AA–	10,071,056
	5.000%, 6/01/55
14,420	Total Delaware			15,704,939
	District of Columbia – 1.1% (0.7% of Total Investments)
1,250	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard	10/22 at 100.00	BB+	1,089,450
	Properties LLC Issue, Series 2013, 5.000%, 10/01/45
107,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	6/20 at 20.14	N/R	17,959,950
	Bonds, Series 2006A, 0.000%, 6/15/46
	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017:
3,500	5.000%, 4/01/35	4/27 at 100.00	A–	3,832,920
60	5.000%, 4/01/36 (Pre-refunded 4/01/27)	4/27 at 100.00	N/R (4)	75,571
3,440	5.000%, 4/01/36	4/27 at 100.00	A–	3,753,831
15,150	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 5.000%,	4/21 at 100.00	A– (4)	15,742,971
	4/01/40 (Pre-refunded 4/01/21) – AMBAC Insured
2,530	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/29 at 100.00	Baa2	2,450,760
	Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B,
	4.000%, 10/01/49
132,930	Total District of Columbia			44,905,453
	Florida – 7.8% (4.9% of Total Investments)
2,800	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter	9/23 at 100.00	BBB	2,868,516
	Academy, Inc Project, Series 2016, 5.000%, 9/01/46
11,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%,	10/21 at 100.00	A1 (4)	11,650,430
	10/01/41 (Pre-refunded 10/01/21) – AGM Insured
2,830	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA–	3,263,528
3,010	Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2003, 5.500%,	No Opt. Call	AA	3,251,733
	10/01/23 – AMBAC Insured
3,570	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges	11/23 at 100.00	BB+	3,626,406
	University, Refunding Series 2013, 6.125%, 11/01/43
5,810	Collier County, Florida, Tourist Development Tax Revenue Bonds, Series 2018,	10/28 at 100.00	Aa3	5,949,324
	4.000%, 10/01/43
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University
	Project, Series 2013A:
8,555	6.000%, 4/01/42	4/23 at 100.00	Baa1	9,073,091
4,280	5.625%, 4/01/43	4/23 at 100.00	Baa1	4,491,988
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	Baa2	915,429
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	Baa2	1,358,114
15,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International	10/28 at 100.00	AA–	16,468,200
	Airport, Series 2018F, 5.000%, 10/01/48 (UB) (6)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International
	Airport, Subordinate Lien Series 2015B:
$ 5,730	5.000%, 10/01/40	10/24 at 100.00	A+	$ 6,153,103
12,885	5.000%, 10/01/44	10/24 at 100.00	A+	13,765,303
400	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series	10/22 at 100.00	A2	433,940
	2012, 5.000%, 10/01/30
1,530	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding	11/21 at 100.00	A2	1,596,769
	Series 2011, 5.000%, 11/15/24
2,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015,	11/24 at 100.00	A2	2,621,825
	5.000%, 11/15/45
	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City
	Center/Historic Convention Village, Series 2015A:
3,810	5.000%, 2/01/40 – AGM Insured	2/24 at 100.00	A1	4,279,964
19,145	5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	A1	21,380,753
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami
	Jewish Health System Inc Project, Series 2017:
205	5.000%, 7/01/32	7/27 at 100.00	BBB–	170,015
2,000	5.125%, 7/01/38	7/27 at 100.00	BBB–	1,560,960
5,035	5.125%, 7/01/46	7/27 at 100.00	BBB–	3,672,428
1,200	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Refunding Series 2011A,	2/21 at 100.00	Aa3 (4)	1,246,404
	6.000%, 2/01/30 (Pre-refunded 2/01/21) – AGM Insured
7,390	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University	4/25 at 100.00	A–	7,824,458
	of Miami, Series 2015A, 5.000%, 4/01/45
17,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University	4/28 at 100.00	A–	18,417,630
	of Miami, Series 2018A, 5.000%, 4/01/53
10,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series	7/20 at 100.00	BBB+	10,040,700
	2010A, 5.000%, 7/01/35
1,210	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Doral	1/28 at 100.00	BBB–	1,241,847
	Academy, Seres 2018, 5.000%, 1/15/37
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport,	10/24 at 100.00	A	1,095,380
	Refunding Series 2014B, 5.000%, 10/01/37
7,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2 (4)	7,644,525
	2010A-1, 5.375%, 10/01/41 (Pre-refunded 10/01/20)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport,
	Series 2010B:
3,000	5.000%, 10/01/26 (Pre-refunded 10/01/20)	10/20 at 100.00	A (4)	3,052,620
2,500	5.000%, 10/01/27 (Pre-refunded 10/01/20)	10/20 at 100.00	A (4)	2,543,850
4,000	5.000%, 10/01/35 – AGM Insured	10/20 at 100.00	A2	4,052,400
1,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A,	10/26 at 100.00	A	1,651,155
	5.000%, 10/01/41
4,715	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System,	6/27 at 100.00	Aa3	5,412,726
	Series 2017, 5.000%, 6/01/38
1,850	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series	10/22 at 100.00	A2	2,006,510
	2012B, 5.000%, 10/01/37
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding
	Series 2012:
5,500	5.000%, 7/01/31	7/22 at 100.00	A1	5,903,315
3,000	5.000%, 7/01/42	7/22 at 100.00	A1	3,188,310
7,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018,	7/28 at 100.00	AA	7,607,320
	4.000%, 7/01/48
5,770	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%,	10/22 at 100.00	A+ (4)	6,365,868
	10/01/42 (Pre-refunded 10/01/22)
9,965	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B,	10/29 at 100.00	A+	10,861,152
	4.000%, 10/01/49

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando	4/22 at 100.00	A2	$ 777,113
	Health, Inc, Series 2012A, 5.000%, 10/01/42
1,095	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding &	10/29 at 91.18	BBB–	755,309
	Improvement Capital Appreciation Series 2019A-2, 0.000%, 10/01/32
5,045	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding &	10/29 at 100.00	BBB–	5,690,155
	Improvement Series 2019A-1, 5.000%, 10/01/49
20,120	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist	8/29 at 100.00	A1	20,636,480
	Health Systems of South Florida Obligated Group, Series 2019, 4.000%, 8/15/49
4,680	Palm Beach County Health Facilities Authority, Florida, Retirement Communities Revenue	11/26 at 100.00	A–	4,902,721
	Bonds, ACTS Retirement – Life Communities, Inc Obligated Group, Series 2016, 5.000%, 11/15/32
255	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences	6/22 at 102.00	N/R	264,588
	of Boca Raton Project, Series 2014A, 7.250%, 6/01/34
1,385	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series	6/20 at 100.00	A3	1,387,382
	2007, 5.000%, 5/01/30 – RAAI Insured
6,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015,	5/25 at 100.00	Aa3	7,094,580
	4.000%, 5/01/33
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health
	Systems of South Florida Obligated Group, Series 2017:
4,595	5.000%, 8/15/42	8/27 at 100.00	A1	5,043,426
12,325	5.000%, 8/15/47	8/27 at 100.00	A1	13,431,169
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose
	Bonds, Stadium Project, Series 1995:
145	5.750%, 10/01/20 – NPFG Insured	No Opt. Call	Baa2	147,871
2,785	5.750%, 10/01/25 – NPFG Insured	No Opt. Call	Baa2	3,135,019
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,472,128
	5.000%, 11/15/33
4,000	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A,	5/26 at 100.00	Aa2	4,210,880
	4.000%, 11/15/46
9,720	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	7/22 at 100.00	A2 (4)	10,598,299
	2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
1,500	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/21 at 100.00	A2 (4)	1,592,265
	Aeronautical University, Inc Project, Refunding Series 2011, 5.000%, 10/15/29 (Pre-refunded
	10/15/21) – AGM Insured
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	4/25 at 100.00	A3 (4)	2,378,800
	Aeronautical University, Series 2015B, 5.000%, 10/15/45 (Pre-refunded 4/15/25)
1,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/29 at 100.00	A3	1,022,430
	Aeronautical University, Series 2020A, 4.000%, 10/15/39
7,400	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson	6/25 at 100.00	A–	7,774,070
	University Inc Project, Series 2015, 5.000%, 6/01/45
295,550	Total Florida			313,022,674
	Georgia – 3.7% (2.3% of Total Investments)
7,230	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/42	1/22 at 100.00	AA–	7,545,445
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015:
3,400	5.000%, 11/01/33	5/25 at 100.00	AA–	3,906,294
2,040	5.000%, 11/01/35	5/25 at 100.00	AA–	2,331,843
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	AA–	5,336,250
	FGIC Insured
1,535	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series	8/20 at 100.00	AA	1,545,576
	2007, 4.000%, 8/01/26
2,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates,	4/27 at 100.00	A	2,192,880
	Wellstar Health System, Series 2017A, 5.000%, 4/01/42
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds,	9/20 at 100.00	N/R (4)	2,034,800
	DeKalb Medical Center, Inc Project, Series 2010, 6.000%, 9/01/30 (Pre-refunded 9/01/20)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 5,725	Fayette County Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont	7/26 at 100.00	A1	$ 6,253,818
	Healthcare, Inc Project, Series 2016A, 5.000%, 7/01/46
	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health
	System, Inc Project, Series 2017A:
4,330	5.000%, 4/01/42	4/27 at 100.00	A	4,747,585
13,620	5.000%, 4/01/47	4/27 at 100.00	A	14,824,417
19,000	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc	7/29 at 100.00	A1	19,187,530
	Project, Series 2019A, 4.000%, 7/01/49
12,590	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation	2/25 at 100.00	AA–	14,444,129
	Certificates, Northeast Georgia Health Services Inc, Series 2014A, 5.500%, 8/15/54
7,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation	2/27 at 100.00	AA–	8,806,350
	Certificates, Northeast Georgia Health Services Inc, Series 2017B, 5.250%, 2/15/45
3,565	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series	7/28 at 100.00	BBB+	3,752,305
	2019A, 5.000%, 1/01/63
11,000	Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates,	4/27 at 100.00	A	11,253,110
	Wellstar Health System Inc, Series 2017A, 4.000%, 4/01/42
1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2005, 5.250%,	No Opt. Call	AA+	1,691,577
	2/01/27 – BHAC Insured
	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A:
1,860	5.000%, 5/15/43	5/29 at 100.00	A3	2,005,341
8,000	5.000%, 5/15/49	No Opt. Call	A3	9,332,640
7,905	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds,	7/25 at 100.00	Baa3	8,022,547
	Series 2015A, 5.000%, 7/01/60
8,230	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/25 at 100.00	Baa1	8,386,617
	Series 2015, 5.000%, 10/01/40
7,000	Rockdale County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc	7/29 at 100.00	A1	7,101,360
	Project, Series 2019A, 4.000%, 7/01/44
2,615	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South	10/21 at 100.00	AA– (4)	2,771,534
	Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41 (Pre-refunded 10/01/21)
137,495	Total Georgia			147,473,948
	Guam – 0.1% (0.1% of Total Investments)
4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/23 at 100.00	BBB–	4,136,531
	2013, 5.500%, 7/01/43
	Hawaii – 0.0% (0.0% of Total Investments)
275	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB	279,433
	University, Series 2013A, 6.875%, 7/01/43
	Idaho – 0.1% (0.1% of Total Investments)
2,110	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project,	3/22 at 100.00	A–	2,163,763
	Series 2012A, 5.000%, 3/01/47
2,540	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood	5/20 at 101.00	Aaa	2,575,077
	Terrace Project, Series 2002A-1, 7.250%, 3/20/37
4,650	Total Idaho			4,738,840
	Illinois – 20.2% (12.7% of Total Investments)
	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue
	Bonds, Series 2018A:
1,000	5.000%, 4/01/34 – AGM Insured	4/28 at 100.00	A2	1,101,390
285	5.000%, 4/01/37 – AGM Insured	4/28 at 100.00	A2	310,416
1,370	5.000%, 4/01/38 – AGM Insured	4/28 at 100.00	A2	1,487,971
	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2002B:
4,595	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	A2	3,353,615
4,000	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	A2	2,692,480
11,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A	11,390,720
	Series 2016, 6.000%, 4/01/46

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 2,940	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues	12/21 at 100.00	B1	$ 2,772,655
	Series 2011A, 5.000%, 12/01/41
5,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB–	4,906,300
	Refunding Series 2017G, 5.000%, 12/01/34
6,920	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/28 at 100.00	BB–	6,371,521
	Refunding Series 2018D, 5.000%, 12/01/46
11,450	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/25 at 100.00	BB–	12,341,726
	Series 2016A, 7.000%, 12/01/44
1,785	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/26 at 100.00	BB–	1,893,064
	Series 2016B, 6.500%, 12/01/46
23,535	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB–	25,860,023
	Series 2017A, 7.000%, 12/01/46, 144A
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Tax Revenues, Series 1999A:
19,600	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	BB–	19,278,168
1,000	5.500%, 12/01/26 – NPFG Insured	No Opt. Call	BB–	1,079,520
3,500	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal	6/21 at 100.00	A2	3,608,325
	Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011,
	5.250%, 6/01/26 – AGM Insured
5,785	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	A3	6,071,705
	5.250%, 12/01/40
9,285	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014,	12/24 at 100.00	AA	10,035,414
	5.250%, 12/01/49
13,100	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third	6/20 at 100.00	A2	13,140,610
	Lien Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	BBB–	31,370,254
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	BBB–	30,592,515
22,670	0.000%, 1/01/25 – FGIC Insured	No Opt. Call	BBB–	18,623,858
10,565	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB–	10,998,482
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
4,000	5.000%, 1/01/40	1/29 at 100.00	BBB–	3,830,320
3,630	5.500%, 1/01/49	1/29 at 100.00	BBB–	3,601,904
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	N/R (4)	5,356,400
	(Pre-refunded 1/01/22)
5,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago	12/23 at 100.00	BBB	4,994,000
	City Colleges, Series 2013, 5.250%, 12/01/43
4,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago	12/27 at 100.00	A+	5,044,770
	City Colleges, Series 2017, 5.000%, 12/01/47
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General	No Opt. Call	Aa2	4,835,226
	Obligation Bonds, Series 2001, 0.000%, 12/01/20 – FGIC Insured
	Cook County Community High School District 219, Niles Township, Illinois, General
	Obligation Capital Appreciation Bonds, Series 2001:
2,575	0.000%, 12/01/20 – NPFG Insured	No Opt. Call	Baa2	2,548,168
3,615	0.000%, 12/01/20 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	3,598,046
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A:
3,500	5.250%, 11/15/22	11/20 at 100.00	A2	3,527,370
12,425	5.250%, 11/15/33	11/20 at 100.00	A2	12,465,754
3,500	Evanston, Illinois, General Obligation Bonds, Corporate Purpose Series 2016A, 4.000%, 12/01/43	6/28 at 100.00	Aa2	3,767,085
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural
	History, Series 2002RMKT:
2,750	3.900%, 11/01/36	11/27 at 102.00	A	2,997,885
5,265	5.500%, 11/01/36	11/23 at 100.00	A	5,880,584
5,020	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	6/22 at 100.00	Aa3 (4)	5,456,238
	5.000%, 6/01/42 (Pre-refunded 6/01/22)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network,
	Series 2016C:
$ 3,500	5.000%, 2/15/32	2/27 at 100.00	Aa2	$ 4,037,110
55	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (4)	65,038
1,200	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (4)	1,419,012
25,880	4.000%, 2/15/41	2/27 at 100.00	Aa2	26,837,819
1,000	5.000%, 2/15/41	2/27 at 100.00	Aa2	1,128,780
4,200	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012,	9/22 at 100.00	AA+	4,475,016
	5.000%, 9/01/38
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
8,750	5.000%, 9/01/39	9/24 at 100.00	AA+	9,535,050
11,030	5.000%, 9/01/42	9/24 at 100.00	AA+	11,973,175
2,910	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%,	5/22 at 100.00	A1 (4)	3,132,993
	5/15/43 (Pre-refunded 5/15/22)
16,165	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016,	6/26 at 100.00	A3	17,643,128
	5.000%, 12/01/40
1,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender	8/22 at 100.00	Aa2	1,311,134
	Option Bond Trust 2015-XF0076, 17.457%, 8/15/37, 144A (IF)
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A:
13,540	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A,	11/25 at 100.00	A3	13,956,084
	5.000%, 11/15/45
2,215	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series	7/23 at 100.00	A–	2,413,951
	2013A, 6.000%, 7/01/43
4,135	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	4,341,130
	Refunding Series 2015C, 5.000%, 8/15/44
5,410	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises,	3/27 at 100.00	A+	5,849,779
	Inc, Series 2017A, 5.000%, 3/01/47
8,040	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	A2	8,414,905
	8/15/41 – AGM Insured
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center,
	Series 2011C:
1,000	5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA– (4)	1,037,130
2,500	5.500%, 8/15/41 (Pre-refunded 2/15/21) (UB) (6)	2/21 at 100.00	AA– (4)	2,592,825
15,510	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA–	16,189,648
	5.000%, 10/01/51
	Illinois State, General Obligation Bonds, April Series 2014:
2,500	5.000%, 4/01/31	4/24 at 100.00	BBB–	2,398,350
3,000	5.000%, 4/01/38	4/24 at 100.00	BBB–	2,797,950
	Illinois State, General Obligation Bonds, December Series 2017A:
5,000	5.000%, 12/01/34	12/27 at 100.00	BBB–	4,727,400
1,175	5.000%, 12/01/35	12/27 at 100.00	BBB–	1,102,315
1,600	Illinois State, General Obligation Bonds, February Series 2014, 5.250%, 2/01/32	2/24 at 100.00	BBB–	1,538,832
1,750	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/32	1/26 at 100.00	BBB–	1,675,292
5,420	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/39	5/24 at 100.00	BBB–	5,042,714
15,000	Illinois State, General Obligation Bonds, November Series 2017C, 5.000%, 11/01/29	11/27 at 100.00	BBB–	14,451,000
3,500	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/25	No Opt. Call	BBB–	3,442,985
	Illinois State, General Obligation Bonds, October Series 2016:
3,510	5.000%, 2/01/28	2/27 at 100.00	BBB–	3,400,277
6,100	5.000%, 2/01/29	2/27 at 100.00	BBB–	5,890,038
10,000	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/21 –	6/20 at 100.00	BBB–	10,014,300
	AGM Insured
2,515	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/24	8/22 at 100.00	BBB–	2,494,050

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)

April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, Series 2012A:
$ 2,500	5.000%, 3/01/25	3/22 at 100.00	BBB–	$ 2,467,850
4,500	5.000%, 3/01/27	3/22 at 100.00	BBB–	4,383,180
2,035	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB–	1,966,848
5,030	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	A1	5,377,372
	5.000%, 1/01/38
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
8,000	5.000%, 1/01/38	1/24 at 100.00	A1	8,731,280
6,500	5.000%, 1/01/39	1/24 at 100.00	A1	7,084,610
10,040	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	A1	11,234,158
	5.000%, 1/01/40
8,890	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B,	1/26 at 100.00	A1	9,922,662
	5.000%, 1/01/40
10,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2017A,	1/28 at 100.00	A1	11,489,800
	5.000%, 1/01/42
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	1/23 at 100.00	A1	1,423,297
	2015-XF0051, 17.176%, 1/01/38, 144A (IF)
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%,	No Opt. Call	BBB–	11,313,984
	11/01/26 – FGIC Insured
1,740	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation	No Opt. Call	A2	1,701,929
	Refunding Bonds, Series 2001B, 0.000%, 11/01/21 – AGM Insured
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	A2	4,120,500
	Illinois, General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/20 – AGM Insured (UB)
5,000	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Alternate	1/21 at 100.00	A2	5,128,300
	Revenue Source Series 2011A, 5.250%, 1/01/39 – AGM Insured
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	Baa2	17,444,873
	General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital	No Opt. Call	Aa2	2,884,916
	Appreciation School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	BB+	4,545,900
	Bonds, Refunding Series 2012B, 5.000%, 6/15/52 (UB) (6)
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/25 at 100.00	BB+	4,907,650
	Bonds, Series 2015A, 5.500%, 6/15/53
6,780	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/27 at 100.00	BB+	6,106,271
	Bonds, Series 2017A, 5.000%, 6/15/57
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Refunding Bonds, Series 2010A:
3,790	5.500%, 6/15/50 (Pre-refunded 6/15/20)	6/20 at 100.00	BB+ (4)	3,809,367
11,795	5.500%, 6/15/50	6/20 at 100.00	Ba1	11,850,436
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Capital Appreciation Refunding Series 2010B-1:
33,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	BB+	10,583,100
5,355	0.000%, 6/15/46 – AGM Insured	No Opt. Call	BB+	1,632,954
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Refunding Series 1996A:
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	BB+	16,323,107
5,010	0.000%, 12/15/21 – NPFG Insured	No Opt. Call	BB+	4,805,542
23,920	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	BB+	22,259,234
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BB+	11,597,946
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Refunding Series 1998A:
3,455	5.500%, 12/15/23 – FGIC Insured (ETM)	No Opt. Call	BB+ (4)	3,683,030
3,725	5.500%, 12/15/23 – FGIC Insured	No Opt. Call	BB+	3,928,348

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Refunding Series 2010B-2:
$ 2,330	5.000%, 6/15/50	6/20 at 100.00	BB+	$ 2,339,623
8,000	5.250%, 6/15/50	6/20 at 100.00	Ba1	8,035,360
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Series 2002A:
1,420	5.700%, 6/15/25 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	1,577,279
5,080	5.700%, 6/15/25	6/22 at 101.00	BB+	5,420,157
8,000	5.750%, 6/15/26 – NPFG Insured	6/22 at 101.00	BB+	8,533,280
1,115	5.750%, 6/15/27	6/22 at 101.00	BB+	1,188,144
4,610	5.750%, 6/15/27 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	5,125,398
195	0.000%, 6/15/30 (ETM)	No Opt. Call	N/R (4)	161,054
3,505	0.000%, 6/15/30	No Opt. Call	BBB	2,394,651
28,000	0.000%, 12/15/35 – AGM Insured	No Opt. Call	BB+	14,971,600
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	BB+	1,539,665
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	BB+	5,052,211
8,810	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AA+ (4)	10,417,737
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	A2	19,446,410
	Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured
2,300	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	A2	3,023,051
	Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured
4,125	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial	11/23 at 100.00	N/R (4)	5,054,074
	Group, Inc, Series 2013, 7.625%, 11/01/48 (Pre-refunded 11/01/23)
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,250	5.000%, 3/01/29	3/25 at 100.00	A3	2,589,682
7,000	5.000%, 3/01/31	3/25 at 100.00	A3	8,018,360
2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	Baa1	2,161,700
	6.250%, 10/01/38
4,810	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A2	4,427,028
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
	Will County Community Unit School District 201U, Crete-Monee, Illinois, General
	Obligation Bonds, Capital Appreciation Series 2004:
780	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	760,289
2,550	0.000%, 11/01/22 – NPFG Insured	No Opt. Call	Baa2	2,456,109
1,895	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois,	12/20 at 100.00	A2 (4)	1,965,532
	General Obligation Bonds, Series 2011, 7.250%, 12/01/28 (Pre-refunded 12/01/20) – AGM Insured
848,740	Total Illinois			811,880,530
	Indiana – 3.2% (2.0% of Total Investments)
6,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University	10/24 at 100.00	Baa1	6,157,860
	Project, Series 2014, 5.000%, 10/01/44
	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project,
	Series 2012A:
5,000	4.000%, 5/01/35	5/23 at 100.00	A	5,122,450
5,420	5.000%, 5/01/42	5/23 at 100.00	A	5,661,136
10,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation	12/29 at 100.00	AA	10,765,700
	Group, Fixed Rate Series 2019A, 4.000%, 12/01/49
	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation
	Group, Refunding 2015A:
1,875	4.000%, 12/01/40	6/25 at 100.00	AA	1,933,631
3,400	5.000%, 12/01/40	6/25 at 100.00	AA	3,687,028
8,630	Indiana Finance Authority, Revenue Bonds, Community Foundation of Northwest Indiana	3/22 at 100.00	AA– (4)	9,298,394
	Obligated Group, Series 2012, 5.000%, 3/01/41 (Pre-refunded 3/01/22)
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series	12/20 at 100.00	AA- (4)	2,562,450
	2010B, 5.000%, 12/01/37 (Pre-refunded 12/01/20)

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 11,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/26 at 100.00	A+	$ 12,525,480
	First Lien Green Series 2016A, 5.000%, 10/01/46
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/21 at 100.00	A1	5,221,050
	Series 2011B, 5.000%, 10/01/41
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/22 at 100.00	Aa3	5,387,600
	Series 2012A, 5.000%, 10/01/37
13,215	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/24 at 100.00	A+	14,828,155
	Series 2014A, 5.000%, 10/01/44
5,130	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project,	10/26 at 100.00	A+	5,841,428
	First Lien Series 2016A, 5.000%, 10/01/46
3,175	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc	7/20 at 100.00	N/R (4)	3,183,731
	Obligated Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)
14,100	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series	7/26 at 100.00	A+	16,063,143
	2016A, 5.000%, 1/01/42
3,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2011A, 5.000%,	7/21 at 100.00	A+ (4)	3,147,810
	1/01/31 (Pre-refunded 7/01/21)
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
9,255	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA–	8,581,421
9,560	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA–	8,663,272
1,580	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series	No Opt. Call	A2	1,373,668
	2005Z, 0.000%, 1/15/28 – AGM Insured
122,840	Total Indiana			130,005,407
	Iowa – 2.2% (1.4% of Total Investments)
4,000	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%,	6/20 at 100.00	A2 (4)	4,018,840
	6/15/36 (Pre-refunded 6/15/20)
16,130	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/23 at 100.00	B	16,176,132
	Company Project, Series 2013, 5.250%, 12/01/25
2,310	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	6/20 at 104.00	B	2,351,118
	Company Project, Series 2016, 5.875%, 12/01/26, 144A
2,690	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/22 at 105.00	BB–	2,635,474
	Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)
3,085	Iowa Finance Authority, Senior Housing Revenue Bonds, Northcrest Inc Project, Series	3/24 at 103.00	BB+	2,669,821
	2018A, 5.000%, 3/01/48
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
13,950	5.375%, 6/01/38	6/20 at 100.00	B–	14,079,595
12,830	5.500%, 6/01/42	6/20 at 100.00	B–	12,949,190
5,675	5.625%, 6/01/46	6/20 at 100.00	B–	5,727,721
16,100	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/20 at 100.00	B–	16,249,569
	5.600%, 6/01/34
	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note
	Series 2016:
4,700	5.000%, 12/01/36	12/26 at 100.00	BBB+	5,258,971
5,990	5.000%, 12/01/41	12/26 at 100.00	BBB+	6,632,068
87,460	Total Iowa			88,748,499
	Kansas – 0.4% (0.2% of Total Investments)
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail	11/22 at 100.00	A2	2,084,020
	Health Care Inc, Series 2013J, 5.000%, 11/15/38
3,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health	5/22 at 100.00	AA	3,179,580
	System/Sunbelt Obligated Group, Series 2012A, 5.000%, 11/15/28
3,700	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series	4/26 at 100.00	AA	4,261,697
	2018A, 5.000%, 4/01/38 – BAM Insured
5,270	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A,	7/28 at 100.00	A	5,843,692
	5.000%, 7/01/43
13,970	Total Kansas			15,368,989

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kentucky – 1.1% (0.7% of Total Investments)
$ 6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton	No Opt. Call	Baa2	$ 4,637,557
	Healthcare Inc, Series 2000B, 0.000%, 10/01/28 – NPFG Insured
2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist	8/21 at 100.00	Baa1	2,033,860
	Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42
1,300	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro	6/27 at 100.00	BB+	1,396,239
	Health, Refunding Series 2017A, 5.000%, 6/01/37
4,525	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro	6/20 at 100.00	BB+ (4)	4,544,231
	Medical Health System, Series 2010A, 6.500%, 3/01/45 (Pre-refunded 6/01/20)
4,000	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	4,252,040
	Series 2019A-2, 5.000%, 8/01/49
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
5,000	0.000%, 7/01/43 (5)	7/31 at 100.00	Baa3	4,680,900
8,610	0.000%, 7/01/46 (5)	7/31 at 100.00	Baa3	8,073,511
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
2,655	5.750%, 7/01/49	7/23 at 100.00	Baa3	2,701,463
430	6.000%, 7/01/53	7/23 at 100.00	Baa3	440,118
4,630	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State	6/21 at 100.00	A–	4,761,677
	Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/31
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health
	Initiatives, Series 2012A:
2,980	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (4)	3,226,088
3,000	5.000%, 12/01/35	6/22 at 100.00	N/R	3,247,740
45,140	Total Kentucky			43,995,424
	Louisiana – 2.9% (1.8% of Total Investments)
7,445	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala	7/23 at 100.00	N/R	7,550,942
	Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36
4,000	Board of Commissioners of the Port of New Orleans Port Facility Revenue Bonds, Refunding	4/28 at 100.00	A2	4,651,480
	Series 2018A, 5.000%, 4/01/48 – AGM Insured
5,500	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2019A,	2/29 at 100.00	AA–	5,975,090
	4.000%, 2/01/45
670	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson	1/21 at 100.00	A2 (4)	693,001
	Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21) – AGM Insured
1,870	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue	12/27 at 100.00	A1	2,202,205
	Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun	10/20 at 100.00	AA (4)	5,098,900
	Facilities Inc Housing & Parking Project, Series 2010, 5.500%, 10/01/41 (Pre-refunded
	10/01/20) – AGM Insured
	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation
	Project, Refunding Series 2017:
4,000	5.000%, 5/15/42	5/27 at 100.00	A3	4,359,640
22,625	5.000%, 5/15/46	5/27 at 100.00	A3	24,394,501
1,695	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship	7/26 at 100.00	A3	1,909,841
	Properties LLC – Louisiana State University Nicolson Gateway Project, Series 2016A,
	5.000%, 7/01/46
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Refunding Series 2016:
20	4.000%, 5/15/35 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	23,261
2,345	4.000%, 5/15/36	5/26 at 100.00	A3	2,395,652
20	5.000%, 5/15/47 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	24,422
5,750	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	A3 (4)	6,104,085
	Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)
1,975	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/25 at 100.00	A3	2,096,779
	Series 2015, 5.000%, 5/15/47

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 13,590	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series	7/23 at 100.00	A2	$ 14,233,622
	2013A, 5.000%, 7/01/36
1,015	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series	11/27 at 100.00	AA–	1,161,201
	2017C, 5.000%, 5/01/45
12,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal	1/25 at 100.00	A	13,158,720
	Project, Series 2015A, 5.000%, 1/01/45
5,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal	1/27 at 100.00	A	5,552,050
	Project, Series 2017A, 5.000%, 1/01/48
6,280	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014,	6/24 at 100.00	BBB+	6,949,134
	5.000%, 6/01/44
1,355	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015,	12/25 at 100.00	A–	1,532,126
	5.000%, 12/01/40
5,000	St Tammany Parish Hospital District No 1, Louisiana, Hospital Revenue and Revenue	7/28 at 100.00	A+	5,583,450
	Refunding Bonds, St Tammany Parish Hospital Project, Series 2018, 5.000%, 7/01/48
107,155	Total Louisiana			115,650,102
	Maine – 0.5% (0.3% of Total Investments)
7,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/23 at 100.00	Ba1	7,172,690
	Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43
6,300	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/26 at 100.00	Ba1	6,623,820
	Medical Center Obligated Group Issue, Series 2016A, 5.000%, 7/01/41
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth
	Issue, Series 2018A:
3,440	5.000%, 7/01/43	7/28 at 100.00	A+	3,840,382
2,935	5.000%, 7/01/48	7/28 at 100.00	A+	3,255,385
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General	7/21 at 100.00	Ba3	1,081,720
	Medical Center, Series 2011, 6.750%, 7/01/41
20,725	Total Maine			21,973,997
	Maryland – 1.2% (0.8% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
3,260	5.000%, 9/01/35	9/27 at 100.00	BB	2,819,281
1,000	5.000%, 9/01/39	9/27 at 100.00	BB	865,550
1,645	5.000%, 9/01/46	9/27 at 100.00	BB	1,424,290
8,610	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A,	1/27 at 100.00	A+	9,810,492
	5.000%, 7/01/41
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy	7/21 at 100.00	BBB+	1,037,170
	Medical Cente, Series 2011, 6.250%, 7/01/31
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University	7/22 at 100.00	A–	3,611,265
	of Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43
4,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University	1/28 at 100.00	A–	4,089,280
	of Maryland Medical System Issue, Taxable Series 2017D, 4.000%, 7/01/48
17,000	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools	5/28 at 100.00	AA–	19,829,990
	Construction & Revitalization Program, Series 2018A, 5.000%, 5/01/42
2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015,	6/25 at 100.00	AA–	2,191,800
	5.000%, 12/01/44
1,150	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside	11/24 at 103.00	BB–	1,085,922
	King Farm Project, Series 2017A-1, 5.000%, 11/01/37
2,100	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B,	11/24 at 103.00	BB–	1,914,948
	5.000%, 11/01/42
45,265	Total Maryland			48,679,988

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts – 1.9% (1.2% of Total Investments)
$ 1,250	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A+	$ 1,336,662
	Obligated Group, Series 2013, 5.250%, 11/15/41
435	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series	6/29 at 100.00	BBB	484,399
	2019A, 5.000%, 6/01/39
930	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	7/25 at 100.00	BBB	971,115
	Green Bonds, Series 2015D, 5.000%, 7/01/44
11,370	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series	10/26 at 100.00	AA–	12,875,047
	2016BB-1, 5.000%, 10/01/46
3,630	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series	7/28 at 100.00	A3	3,929,584
	2018J-2, 5.000%, 7/01/53
1,100	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute	12/26 at 100.00	A	1,193,610
	Issue, Series 2016N, 5.000%, 12/01/46
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
2,070	4.500%, 1/01/45	1/25 at 100.00	Baa2	2,073,954
8,800	5.000%, 1/01/45	1/25 at 100.00	Baa2	9,093,480
2,700	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E,	11/23 at 100.00	A2	2,862,216
	5.000%, 11/01/43
4,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System	1/28 at 100.00	AA–	4,387,640
	Issue, Series 2017S-1, 4.000%, 7/01/35
1,725	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A,	1/29 at 100.00	BBB+	1,857,859
	5.000%, 7/01/44
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University,
	Series 2015:
1,380	5.000%, 9/01/40	9/25 at 100.00	BBB	1,451,995
1,545	5.000%, 9/01/45	9/25 at 100.00	BBB	1,614,185
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	AA–	4,357,110
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
1,800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	7/20 at 100.00	N/R (4)	1,813,302
	Eye and Ear Infirmary, Series 2010C, 5.375%, 7/01/35 (Pre-refunded 7/01/20)
900	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series	7/21 at 100.00	A3	927,324
	2011A, 5.125%, 7/01/41
6,840	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior	5/23 at 100.00	Aa2	7,468,459
	Series 2013A, 5.000%, 5/15/43
7,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender	8/22 at 100.00	Aa2	8,821,875
	Option Bond Trust 2016-XF2223, 9.276%, 8/15/24, 144A (IF)
8,050	Metropolitan Boston Transit Parking Corporation, Systemwide Parking Revenue Bonds,	7/21 at 100.00	A+	8,349,138
	Massachusetts, Senior Lien Series 2011, 5.000%, 7/01/41
500	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding	11/20 at 100.00	A3 (4)	511,660
	Series 2010B, 5.000%, 11/15/30 (Pre-refunded 11/15/20) – AGC Insured
69,525	Total Massachusetts			76,380,614
	Michigan – 5.4% (3.4% of Total Investments)
5,335	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A1	5,665,290
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,830	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B,	No Opt. Call	A2	3,611,137
	5.500%, 7/01/29 – NPFG Insured
10,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A,	7/21 at 100.00	A1	10,413,100
	5.250%, 7/01/41
3,500	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 –	3/28 at 100.00	A2	3,596,845
	AGM Insured

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
$ 7,660	0.000%, 12/01/21	No Opt. Call	AAA	$ 7,542,342
7,955	0.000%, 12/01/22	No Opt. Call	AAA	7,729,794
8,260	0.000%, 12/01/23	No Opt. Call	AAA	7,905,646
8,575	0.000%, 12/01/24	No Opt. Call	AAA	8,062,987
10,000	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien	7/26 at 100.00	A1	11,833,700
	Series 2016C, 5.000%, 7/01/35
27,960	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series	7/26 at 100.00	A1	32,468,271
	2016A, 5.000%, 7/01/46
	Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation
	Bonds, School Building & Site Series 2020-I:
2,040	4.000%, 5/01/45	5/30 at 100.00	AA	2,255,628
7,615	4.000%, 5/01/49	5/30 at 100.00	AA	8,329,896
10,405	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series	11/29 at 100.00	A	10,506,345
	2019A, 4.000%, 11/15/50
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	A1	443,807
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1,
	5.000%, 7/01/37 – AGM Insured
1,300	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/22 at 100.00	A1	1,340,625
	Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44
	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group,
	Refunding Series 2016MI:
100	5.000%, 12/01/45 (Pre-refunded 6/01/26)	6/26 at 100.00	N/R (4)	122,593
6,900	5.000%, 12/01/45	6/26 at 100.00	AA–	7,613,184
12,520	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group,	12/27 at 100.00	AA–	13,125,592
	Refunding Series 2017A-MI, 4.000%, 12/01/36
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding
	Series 2011MI:
35	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	37,370
9,965	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	AA– (4)	10,639,830
3,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series	6/22 at 100.00	AA– (4)	3,250,980
	2015MI, 5.000%, 12/01/31 (Pre-refunded 6/01/22)
10,330	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit	11/26 at 100.00	Aa2	10,697,438
	Group, Refunding & Project Series 2010F-6, 4.000%, 11/15/47
1,315	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	BBB+	1,373,241
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I:
17,000	5.000%, 4/15/31	10/25 at 100.00	AA–	19,980,270
1,615	5.000%, 4/15/38	10/25 at 100.00	AA–	1,869,815
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,	6/22 at 100.00	AA– (4)	2,173,800
	Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)
4,575	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue	5/20 at 100.00	B2	4,594,901
	Bonds, Series 2008A, 6.875%, 6/01/42
4,790	Mona Shores Public Schools, Muskegon County, Michigan, General Obligation Bonds, School	5/29 at 100.00	Aa1	5,685,730
	Building & Site Series 2019I, 5.000%, 5/01/48
5,780	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	A1	6,128,245
2,200	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne	12/25 at 100.00	A	2,411,024
	County Airport, Series 2015D, 5.000%, 12/01/45
5,000	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/43	11/28 at 100.00	A+	5,679,150
200,965	Total Michigan			217,088,576
	Minnesota – 2.3% (1.4% of Total Investments)
285	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory	8/26 at 100.00	BB+	259,168
	Academy, Refunding Series 2016A, 4.000%, 8/01/36
350	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley	9/26 at 102.00	N/R	256,014
	Care Center Project, Refunding Series 2019, 4.000%, 9/01/39

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 4,005	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project,	10/24 at 102.00	N/R	$ 3,389,071
	Series 2016, 5.000%, 10/01/41
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds,
	Walker Highview Hills LLC Project, Refunding Series 2016A:
2,130	3.500%, 8/01/25, 144A	8/22 at 100.00	N/R	2,017,110
1,000	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	950,870
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds,
	Essentia Health Obligated Group, Series 2018A:
3,000	5.000%, 2/15/48	2/28 at 100.00	A–	3,231,990
9,000	5.000%, 2/15/53	2/28 at 100.00	A–	9,664,650
5,240	5.250%, 2/15/53	2/28 at 100.00	A–	5,714,168
5,000	5.000%, 2/15/58	2/28 at 100.00	A–	5,351,900
9,840	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds,	2/27 at 100.00	AAA	10,729,831
	School Building Series 2018A, 4.000%, 2/01/41
2,800	Itasca County Independent School District 318, Minnesota, General Obligation Bonds,	2/27 at 100.00	AAA	3,108,308
	Series 2018A, 4.000%, 2/01/37
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services,
	Series 2018A:
2,530	4.000%, 11/15/48	11/28 at 100.00	A3	2,516,920
3,395	5.000%, 11/15/49	11/28 at 100.00	A3	3,600,330
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,
	Senior Lien Series 2016C:
3,500	5.000%, 1/01/41	1/27 at 100.00	AA–	3,913,140
5,000	5.000%, 1/01/46	1/27 at 100.00	AA–	5,545,250
2,855	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A,	12/26 at 100.00	Aa3	3,338,551
	5.000%, 12/01/47
4,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series	5/29 at 100.00	A2	4,100,200
	2019, 4.000%, 5/01/49
4,170	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue	9/24 at 102.00	BBB–	3,871,053
	Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47
3,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue	7/25 at 100.00	A	3,326,160
	Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 5.000%, 7/01/30
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds,
	Fairview Health Services, Series 2017A:
595	4.000%, 11/15/35	11/27 at 100.00	A3	609,833
1,470	4.000%, 11/15/43	11/27 at 100.00	A3	1,477,570
850	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC	9/27 at 100.00	N/R	760,512
	Project, Refunding Series 2017, 5.000%, 9/01/42
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds,
	HealthEast Inc, Series 2015A:
550	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (4)	562,809
3,595	5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	4,364,654
5,315	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	6,452,888
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community,
	Refunding Series 2019:
300	5.000%, 8/01/32	8/24 at 102.00	N/R	303,180
150	5.000%, 8/01/33	8/24 at 102.00	N/R	151,269
250	5.000%, 8/01/35	8/24 at 102.00	N/R	251,713
600	4.000%, 8/01/39	8/24 at 102.00	N/R	522,996
1,000	5.000%, 8/01/49	8/24 at 102.00	N/R	975,900
1,000	5.000%, 8/01/54	8/24 at 102.00	N/R	969,640
86,775	Total Minnesota			92,287,648
	Mississippi – 0.3% (0.2% of Total Investments)
11,465	Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, University	6/27 at 100.00	Aa2	12,155,422
	of Mississippi Medical Center New Facilities & Refinancing Project, Series 2017A, 4.000%, 6/01/47

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri – 3.6% (2.3% of Total Investments)
$ 2,585	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit	10/22 at 100.00	Aa2	$ 2,804,984
	Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
2,470	4.000%, 8/01/33	8/26 at 100.00	Ba1	2,429,517
4,590	5.000%, 8/01/35	8/26 at 100.00	Ba1	4,789,206
640	4.000%, 8/01/38	8/26 at 100.00	Ba1	600,704
	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds,
	Hannibal Regional Healthcare System, Series 2017:
2,860	5.000%, 10/01/42	10/27 at 100.00	BBB+	3,082,708
1,000	5.000%, 10/01/47	10/27 at 100.00	BBB+	1,063,680
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	A1	7,085,202
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	A1	3,810,500
	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A:
2,475	4.000%, 1/01/38	1/28 at 100.00	AA	2,768,585
4,470	4.000%, 1/01/42	1/28 at 100.00	AA	4,953,430
170	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson	No Opt. Call	A3	170,624
	Landing Project, Series 2005A, 6.000%, 6/01/20
1,350	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds,	5/26 at 100.00	A+	1,473,120
	Saint Luke’s Health System, Inc, Series 2016, 5.000%, 11/15/35
1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	6/27 at 100.00	A1	1,623,188
	Bonds, Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/42
11,985	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	5/23 at 100.00	BBB	12,394,647
	Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
3,665	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	1/25 at 100.00	AA	3,822,632
	BJC Health System, Series 2015A, 4.000%, 1/01/45
1,500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	7/26 at 100.00	AA	1,601,400
	BJC Health System, Variable Rate Demand Obligation Series 2013C, 4.000%, 1/01/50
	(Mandatory Put 1/01/46)
14,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	1/28 at 100.00	AA	14,832,160
	BJC Health System, Variable Rate Demand Obligation Series 2017D, 4.000%, 1/01/58
	(Mandatory Put 1/01/48) (UB) (6)
17,300	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	18,119,155
	CoxHealth, Series 2013A, 5.000%, 11/15/48
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	CoxHealth, Series 2019A:
4,165	4.000%, 11/15/44	5/29 at 100.00	A2	4,292,491
4,220	4.000%, 11/15/49	5/29 at 100.00	A2	4,325,964
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	Mercy Health, Series 2017C:
2,220	5.000%, 11/15/42	11/27 at 100.00	AA–	2,543,387
3,000	5.000%, 11/15/47	11/27 at 100.00	AA–	3,402,150
3,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	6/24 at 100.00	A+	3,145,380
	SSM Health Care, Series 2014A, 4.000%, 6/01/33
10,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children’s Mercy	5/25 at 102.00	A+	10,452,700
	Hospital, Series 2017A, 4.000%, 5/15/42
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior
	Services Projects, Series 2014A:
2,155	5.000%, 2/01/35	2/24 at 100.00	BBB	2,130,498
2,000	5.000%, 2/01/44	2/24 at 100.00	BBB	1,878,240
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior
	Services Projects, Series 2016A:
1,900	5.000%, 2/01/36	2/26 at 100.00	BBB	1,867,358
2,550	5.000%, 2/01/46	2/26 at 100.00	BBB	2,375,325

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior	2/29 at 100.00	BBB	$ 750,890
	Services Projects, Series 2019C, 4.000%, 2/01/48
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis	4/29 at 100.00	A1	536,480
	University, Series 2019A, 4.000%, 10/01/48
7,085	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds,	6/26 at 100.00	A2	8,264,298
	Pairie State Power Project, Refunding Series 2016A, 5.000%, 12/01/34
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of
	Participation, Refunding Series 2016C:
1,675	4.000%, 12/01/31	12/25 at 100.00	AA+	1,864,811
2,535	5.000%, 12/01/32	12/25 at 100.00	AA+	2,962,680
220	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/23 at 100.00	BB+	220,933
	Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
7,250	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/25 at 103.00	BB+	6,167,357
	Village Saint Louis Obligated Group, Series 2018A, 5.250%, 9/01/53
141,085	Total Missouri			144,606,384
	Montana – 0.4% (0.2% of Total Investments)
1,475	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran	5/25 at 102.00	N/R	1,292,351
	Corporation, Series 2017A, 5.250%, 5/15/47
3,310	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman	6/28 at 100.00	A	3,644,111
	Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48
4,965	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell	7/28 at 100.00	BBB	5,306,542
	Regional Medical Center, Series 2018B, 5.000%, 7/01/48
2,580	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System	2/27 at 100.00	A+	2,871,927
	Obligated Group, Refunding Series 2016, 5.000%, 2/15/41
1,825	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group,	8/28 at 100.00	AA–	2,150,051
	Series 2018A, 5.000%, 8/15/48
14,155	Total Montana			15,264,982
	Nebraska – 0.8% (0.5% of Total Investments)
2,620	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	BBB+	2,779,794
	5.000%, 9/01/42
3,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds,	5/27 at 100.00	A1	3,308,130
	Children’s Hospital Obligated Group, Series 2017, 5.000%, 11/15/47
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska
	Methodist Health System, Refunding Series 2015:
3,500	5.000%, 11/01/45	11/25 at 100.00	A	3,757,040
1,400	5.000%, 11/01/48	11/25 at 100.00	A	1,499,778
2,280	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds,	11/21 at 100.00	A (4)	2,421,018
	Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
	(Pre-refunded 11/01/21)
4,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/37	9/22 at 100.00	AA (4)	4,398,880
	(Pre-refunded 9/01/22)
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional
	Health Services Project, Refunding Series 2017A:
2,150	5.000%, 7/01/29	7/27 at 100.00	BBB	2,487,808
2,000	5.000%, 7/01/30	7/27 at 100.00	BBB	2,286,960
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional
	Health Services Project, Series 2018:
1,000	5.000%, 7/01/32	7/25 at 100.00	BBB	1,091,940
820	5.000%, 7/01/33	7/25 at 100.00	BBB	888,486
2,000	5.000%, 7/01/34	7/25 at 100.00	BBB	2,162,580
5,110	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series	10/26 at 100.00	A	5,933,579
	2016A, 5.000%, 4/01/38
29,880	Total Nebraska			33,015,993

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nevada – 2.6% (1.7% of Total Investments)
$ 6,030	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project,	9/27 at 100.00	BBB+	$ 6,213,131
	Series 2017A, 5.000%, 9/01/47
4,000	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building	6/28 at 100.00	A+	4,242,160
	Series 2018A, 4.000%, 6/15/37
7,525	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax	6/28 at 100.00	AA+	8,714,477
	Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48
365	Director of the State of Nevada Department of Business and Industry, Charter School	12/25 at 100.00	BB	341,461
	Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38, 144A
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada,
	Refunding Series 2016:
2,300	4.000%, 9/01/26	No Opt. Call	N/R	2,270,744
1,525	4.000%, 9/01/27	9/26 at 100.00	N/R	1,495,247
2,660	4.000%, 9/01/29	9/26 at 100.00	N/R	2,553,706
2,920	4.000%, 9/01/30	9/26 at 100.00	N/R	2,769,766
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series	6/21 at 100.00	AA+	10,347,000
	2011C, 5.000%, 6/01/38
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
5,000	5.000%, 6/01/32	12/24 at 100.00	AA+	5,720,800
10,000	5.000%, 6/01/33	12/24 at 100.00	AA+	11,413,200
6,620	5.000%, 6/01/39	12/24 at 100.00	AA+	7,434,657
11,915	5.000%, 6/01/39 (UB) (6)	12/24 at 100.00	AA+	13,381,260
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Tender Option Bond
	Trust 2015-XF0233:
1,000	17.688%, 12/01/22, 144A (IF) (6)	12/24 at 100.00	AA+	1,492,230
3,995	17.779%, 12/01/22, 144A (IF) (6)	12/24 at 100.00	AA+	5,960,220
1,250	17.789%, 6/01/39, 144A (IF) (6)	12/24 at 100.00	AA+	1,865,288
3,750	17.789%, 6/01/39, 144A (IF) (6)	12/24 at 100.00	AA+	5,595,863
4,100	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	4,353,462
	5.000%, 6/01/42
	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors
	Authority, Refunding Series 2011:
395	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	414,462
530	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	556,113
7,615	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	AA (4)	7,994,760
93,495	Total Nevada			105,130,007
	New Hampshire – 0.3% (0.2% of Total Investments)
1,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord	10/27 at 100.00	A2	1,640,775
	Hospital, Series 2017, 5.000%, 10/01/47
	New Hampshire Health and Education Facilities Authority, Revenue Bonds,
	Dartmouth-Hitchcock Obligated Group, Series 2018A:
1,115	5.000%, 8/01/36	2/28 at 100.00	A	1,234,037
2,935	5.000%, 8/01/37	2/28 at 100.00	A	3,238,773
3,665	New Hampshire Health and Education Facilities Authority, Revenue Bonds,	No Opt. Call	A	4,470,640
	Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%, 8/01/59
9,215	Total New Hampshire			10,584,225
	New Jersey – 5.9% (3.7% of Total Investments)
20,890	New Jersey Economic Development Authority, School Facilities Construction Bonds,	12/26 at 100.00	BBB+	21,862,847
	Refunding Series 2016BBB, 5.500%, 6/15/30
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series
	2014UU:
5,515	5.000%, 6/15/30	6/24 at 100.00	BBB+	5,581,621
935	5.000%, 6/15/40 (Pre-refunded 6/15/24)	6/24 at 100.00	N/R (4)	1,089,471
4,065	5.000%, 6/15/40	6/24 at 100.00	BBB+	4,071,463
1,005	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	6/27 at 100.00	BBB+	1,001,462
	2017DDD, 5.000%, 6/15/42

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 6,975	New Jersey Economic Development Authority, School Facilities Construction Financing	3/21 at 100.00	BBB+	$ 7,183,064
	Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/24
10,600	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit	No Opt. Call	BBB+	10,992,624
	Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25
6,000	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,	6/27 at 100.00	A2	6,790,320
	Refunding Series 2017, 5.000%, 6/01/42 – AGM Insured
2,020	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	6/20 at 100.00	BB+	2,019,798
	Peters University Hospital, Series 2007, 5.750%, 7/01/37
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack	7/27 at 100.00	AA–	2,880,700
	Meridian Health Obligated Group, Refunding Series 2017A, 5.000%, 7/01/37
720	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood	7/23 at 100.00	A1	764,294
	Johnson University Hospital, Series 2013A, 5.500%, 7/01/43
10,970	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas	7/26 at 100.00	A1	11,977,704
	Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University	7/25 at 100.00	BB–	705,112
	Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue
	Notes, Series 2016A-1:
3,050	5.000%, 6/15/28	6/26 at 100.00	Baa1	3,292,262
7,795	5.000%, 6/15/29	6/26 at 100.00	Baa1	8,376,663
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital
	Appreciation Series 2010A:
5,000	0.000%, 12/15/26	No Opt. Call	BBB+	3,977,500
16,495	0.000%, 12/15/33	No Opt. Call	BBB+	9,382,851
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
1,815	0.000%, 12/15/26 – BHAC Insured	No Opt. Call	AA+	1,554,203
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	BBB+	6,983,800
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	BBB+	24,706,840
45,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	BBB+	23,502,600
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	BBB+	4,976,100
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	No Opt. Call	BBB+	5,152,400
	2010D, 5.000%, 12/15/23
2,310	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/21 at 100.00	BBB+	2,328,111
	2011B, 5.500%, 6/15/31
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/22 at 100.00	BBB+	996,480
	2012A, 5.000%, 6/15/42
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA:
5,500	5.000%, 6/15/29	6/23 at 100.00	BBB+	5,566,495
7,500	5.500%, 6/15/39	6/23 at 100.00	BBB+	7,622,100
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/28 at 100.00	BBB+	4,504,950
	2019BB, 4.000%, 6/15/44
14,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%,	No Opt. Call	A2	16,670,080
	1/01/26 – AGM Insured
1,160	New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%, 1/01/34	1/28 at 100.00	A2	1,227,466
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
810	16.958%, 1/01/43, 144A (Pre-refunded 7/01/22) (IF) (6)	7/22 at 100.00	N/R (4)	1,045,775
505	16.958%, 1/01/43, 144A (IF) (6)	7/22 at 100.00	AA+	651,995
1,500	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G, 4.000%, 1/01/33	1/28 at 100.00	A2	1,591,095
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	Aa2	2,749,200
	9/01/25 – NPFG Insured
	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L:
2,000	5.000%, 5/01/38 (Pre-refunded 5/01/23)	5/23 at 100.00	A+ (4)	2,249,100
910	5.000%, 5/01/43 (Pre-refunded 5/01/23)	5/23 at 100.00	A+ (4)	1,023,341

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed
	Bonds, Series 2018A:
$ 10,355	5.000%, 6/01/46	6/28 at 100.00	BBB+	$ 10,816,005
4,710	5.250%, 6/01/46	6/28 at 100.00	BBB+	5,032,258
2,615	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BB+	2,632,416
	Bonds, Series 2018B, 5.000%, 6/01/46
277,920	Total New Jersey			235,532,566
	New Mexico – 0.1% (0.1% of Total Investments)
3,500	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian	8/29 at 100.00	Aa3	3,744,230
	Healthcare Services, Series 2019A, 4.000%, 8/01/48
	New York – 8.0% (5.0% of Total Investments)
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	B+	1,837,150
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	3,101,250
	2011A, 5.000%, 10/01/41
7,435	Dormitory Authority of the State of New York, Revenue Bonds, New School University,	7/20 at 100.00	A2 (4)	7,492,398
	Series 2010, 5.500%, 7/01/43 (Pre-refunded 7/01/20) – AGM Insured
12,830	Dormitory Authority of the State of New York, Revenue Bonds, New School University,	7/25 at 100.00	A–	13,873,464
	Series 2015A, 5.000%, 7/01/50
3,200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/22 at 100.00	AA– (4)	3,494,944
	2012A, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
4,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/23 at 100.00	AA– (4)	4,522,880
	2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/23)
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical	6/27 at 100.00	BBB–	1,102,770
	Center Obligated Group, Series 2017, 5.000%, 12/01/33, 144A
14,075	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	2/25 at 100.00	AA+	15,988,637
	General Purpose Series 2015B Group C, 5.000%, 2/15/36
12,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	3/29 at 100.00	Aa1	14,657,875
	General Purpose, Series 2019A Bidding Group 2,3,4, 5.000%, 3/15/45
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,
	General Purpose, Series 2019D:
9,000	4.000%, 2/15/47	2/30 at 100.00	Aa1	9,653,220
10,915	5.000%, 2/15/48	2/30 at 100.00	Aa1	12,927,289
15,000	4.000%, 2/15/49	2/30 at 100.00	Aa1	16,057,650
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
445	5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (4)	460,944
9,670	5.250%, 2/15/47	2/21 at 100.00	AA–	9,951,687
1,295	5.750%, 2/15/47	2/21 at 100.00	AA–	1,337,515
2,105	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (4)	2,188,590
10,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds,	No Opt. Call	BBB+	12,490,300
	Series 2005, 5.250%, 10/01/35
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,045	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A2	1,104,325
780	5.000%, 9/01/44	9/24 at 100.00	A	867,040
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	9/28 at 100.00	A	5,833,000
	2018, 5.000%, 9/01/37
7,240	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A (4)	7,547,845
	5.000%, 5/01/38 (Pre-refunded 5/01/21)
15,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A	16,124,837
	5.000%, 9/01/42
3,500	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	3,606,995
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/30

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University	7/23 at 100.00	AA– (4)	$ 1,130,720
	of Rochester Project, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/23)
	New York City Municipal Water Finance Authority, New York, Water and Sewer System
	Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE:
710	5.375%, 6/15/43	12/20 at 100.00	AA+	726,074
1,390	5.375%, 6/15/43 (Pre-refunded 12/15/20)	12/20 at 100.00	N/R (4)	1,430,074
7,225	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	7,843,532
	General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/27 at 100.00	AA+	5,849,600
	General Resolution Revenue Bonds, Fiscal 2017 Series EE, 5.000%, 6/15/37
3,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds,	7/27 at 100.00	AA	3,827,810
	Fiscal 2018, Series 2017S-1, 4.000%, 7/15/36
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	5/23 at 100.00	Aa1	5,454,050
	Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	5/28 at 100.00	Aa1	5,812,850
	Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/41
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	8/28 at 100.00	Aa1	11,696,400
	Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/40
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	2,378,909
10,370	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1, 4.000%, 8/01/40	8/29 at 100.00	AA	11,174,608
3,500	New York City, New York, General Obligation Bonds, Fiscal 2020 SeriesD-1, 4.000%, 3/01/44	3/30 at 100.00	AA	3,749,410
10	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	6/20 at 100.00	AA	10,035
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	6/20 at 100.00	AA	5,021
23,920	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	22,940,954
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
6,385	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A	6,671,878
	Center Project, Series 2011, 5.750%, 11/15/51
4,045	New York State Environmental Facilities Corporation, State Clean Water and Drinking	6/22 at 100.00	AAA	5,048,281
	Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority
	Projects, Tender Option Bond Trust 2016-XL0002, 13.338%, 6/15/26, 144A (IF) (6)
10,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations,	1/26 at 100.00	A–	11,019,700
	Series 2016A, 5.250%, 1/01/56
2,105	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/22 at 100.00	N/R (4)	2,291,882
	Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
3,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	12/23 at 100.00	AA–	4,276,719
	Seventy Ninth Series 2013, 5.000%, 12/01/38
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
8,550	5.500%, 12/01/31	12/20 at 100.00	BBB+	8,601,471
3,710	6.000%, 12/01/42	12/20 at 100.00	BBB+	3,740,051
9,950	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,	No Opt. Call	AA–	10,860,724
	Refunding Bonds, Tender Option Bond Trust 2016-XL0003, 7.114%, 11/15/21, 144A (IF) (6)
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,	5/25 at 100.00	AA–	5,623,300
	Refunding Series 2015A, 5.000%, 11/15/50
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
	Refunding Subordinate Lien Series 2013A:
10,725	0.000%, 11/15/31	No Opt. Call	A+	7,911,082
1,105	0.000%, 11/15/32	No Opt. Call	A+	781,688
5,000	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	CCC+	4,617,150
305,325	Total New York			321,696,578

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina – 9.3% (5.9% of Total Investments)
	Board of Governors of the University of North Carolina, Winston-Salem State University
	General Revenue Bonds, Series 2013:
$ 2,950	5.000%, 4/01/33	4/22 at 100.00	BBB+	$ 3,053,869
1,000	5.125%, 4/01/43	4/22 at 100.00	BBB+	1,027,700
1,145	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series	4/22 at 100.00	AA– (4)	1,237,711
	2012A, 5.000%, 4/01/25 (Pre-refunded 4/01/22)
	Buncombe County, North Carolina, Limited Obligation Bonds, Refunding Series 2014A:
1,085	5.000%, 6/01/33	6/24 at 100.00	AA+	1,232,224
1,600	5.000%, 6/01/34	6/24 at 100.00	AA+	1,813,712
4,645	Cape Fear Public Utility Authority, North Carolina, Water and Sewer System Revenue	8/29 at 100.00	AA+	5,118,744
	Bonds, Refunding Series 2019A, 4.000%, 8/01/44
2,135	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds,	8/21 at 100.00	AA+ (4)	2,247,728
	Refunding Series 2011, 5.000%, 8/01/31 (Pre-refunded 8/01/21)
	Catawba County, North Carolina, General Obligation Bonds, Limited Obligation Series 2014A:
1,000	5.000%, 6/01/30	6/24 at 100.00	AA	1,143,780
730	5.000%, 6/01/31	6/24 at 100.00	AA	834,025
5,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International	7/20 at 100.00	AA–	5,021,950
	Refunding Series 2010A, 5.000%, 7/01/39
1,425	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International,	7/21 at 100.00	AA–	1,466,325
	Refunding Series 2011A, 5.000%, 7/01/41
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International,
	Refunding Series 2014A:
2,865	5.000%, 7/01/27	7/24 at 100.00	AA–	3,216,507
3,000	5.000%, 7/01/28	7/24 at 100.00	AA–	3,355,320
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International,
	Refunding Series 2017A:
1,365	5.000%, 7/01/42 (UB) (6)	7/27 at 100.00	Aa3	1,543,638
5,390	5.000%, 7/01/47 (UB) (6)	7/27 at 100.00	Aa3	6,051,084
2,405	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2,	6/20 at 100.00	AA+	2,411,566
	Refunding Series 2008A, 5.000%, 6/01/33
2,045	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014,	12/24 at 100.00	AAA	2,345,635
	5.000%, 12/01/39
3,555	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond	7/20 at 100.00	AAA	3,613,338
	Trust 2016-XL0012, 13.228%, 7/01/38, 144A (IF) (6)
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015:
940	5.000%, 7/01/32	7/25 at 100.00	AAA	1,094,639
2,325	5.000%, 7/01/40	7/25 at 100.00	AAA	2,658,172
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2018:
2,055	5.000%, 7/01/44	7/28 at 100.00	AAA	2,484,105
16,865	5.000%, 7/01/44 (UB) (6)	7/28 at 100.00	AAA	20,386,581
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	3,056,250
	Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42
5,250	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/22 at 100.00	AA–	5,431,755
	Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/43
4,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds,	1/29 at 100.00	AA–	4,733,040
	Doing Business as Atrium Health, Refunding Series 2018A, 5.000%, 1/15/36
2,085	Dare County, North Carolina, Installment Purchase Contract, Limited Obligation Series	6/22 at 100.00	Aa3	2,248,902
	2012B, 5.000%, 6/01/28
	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011:
3,860	5.000%, 2/01/36 (Pre-refunded 2/01/21)	2/21 at 100.00	AA (4)	3,970,242
1,250	5.000%, 2/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	AA (4)	1,285,700
835	Durham, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 10/01/26	No Opt. Call	AAA	1,030,782
8,600	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%,	6/21 at 100.00	Aa1 (4)	9,002,910
	6/01/41 (Pre-refunded 6/01/21)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$ 5,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A,	10/23 at 100.00	AA–	$ 5,528,300
	5.000%, 10/01/41
2,310	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A,	4/26 at 100.00	AA–	2,775,118
	5.000%, 10/01/29
1,500	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student	4/21 at 100.00	A2	1,543,995
	Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured
1,050	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series	6/20 at 100.00	AA+	1,052,982
	2009, 5.000%, 4/01/30
4,750	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017A,	6/27 at 100.00	Aa1	5,171,657
	4.000%, 6/01/47
2,000	Greensboro, North Carolina, Limited Obligation Bonds, Coliseum Complex Project, Series	4/28 at 100.00	AA+	2,389,960
	2018A, 5.000%, 4/01/42
500	Henderson County, North Carolina, Limited Obligation Bonds, Series 2015,	10/25 at 100.00	AA	582,550
	5.000%, 10/01/31
485	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013,	2/23 at 100.00	N/R	487,619
	7.750%, 2/01/24
	Jacksonville Public Facilities Corporation, North Carolina, Limited Obligation Bonds,
	Series 2012:
1,065	5.000%, 4/01/29 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (4)	1,151,233
1,165	5.000%, 4/01/30 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (4)	1,259,330
1,000	5.000%, 4/01/31 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (4)	1,080,970
200	5.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (4)	216,194
1,535	Mooresville, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012,	5/22 at 100.00	Aa2	1,653,318
	5.000%, 5/01/28
4,295	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series	5/22 at 100.00	BBB	4,400,614
	2012, 5.000%, 11/01/41
500	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/23 at 100.00	A+	546,600
	Center, Refunding Series 2013, 5.000%, 10/01/26
6,140	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/27 at 100.00	A+	6,800,541
	Center, Series 2017, 5.000%, 10/01/47
1,800	North Carolina Agricultural and Technical State University, General Revenue Bonds,	10/25 at 100.00	A1	1,972,062
	Refunding Series 2015A, 5.000%, 10/01/40
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College,
	Series 2014:
500	5.000%, 3/01/26	3/22 at 100.00	AA+	536,315
250	5.000%, 3/01/28	3/22 at 100.00	AA+	267,873
500	5.000%, 3/01/29	3/22 at 100.00	AA+	535,180
500	5.000%, 3/01/32	3/22 at 100.00	AA+	533,955
1,230	5.000%, 3/01/45	3/22 at 100.00	AA+	1,304,108
3,900	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University	10/26 at 100.00	AA+	4,636,749
	Project, Refunding Series 2016B, 5.000%, 7/01/42
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University
	Project, Series 2015 A:
1,605	5.000%, 10/01/55	10/25 at 100.00	AA+	1,852,282
9,485	5.000%, 10/01/55 (Pre-refunded 10/01/25) (UB) (6)	10/25 at 100.00	AA+ (4)	10,946,354
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson & Wales
	University, Series 2013A:
1,560	5.000%, 4/01/32	4/23 at 100.00	Baa2	1,628,702
1,000	5.000%, 4/01/33	4/23 at 100.00	Baa2	1,041,550
5,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds,	7/26 at 100.00	Aa3	5,423,300
	Wake Forest University, Refunding Series 2016, 4.000%, 1/01/37
2,500	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds,	1/28 at 100.00	Aa3	2,937,225
	Wake Forest University, Refunding Series 2018, 5.000%, 1/01/48

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$ 5,000	North Carolina Capital Facilities Financing Agency, Solid Waste Disposal Revenue Bond,	11/20 at 100.00	A	$ 5,072,300
	Duke Energy Carolinas Project, Refunding Series 2008B, 4.625%, 11/01/40
4,440	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist	3/22 at 100.00	BB+	4,177,463
	University, Series 2012, 5.000%, 3/01/34
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding
	Series 1993B:
100	6.000%, 1/01/22 (ETM)	No Opt. Call	AAA	108,705
180	6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2 (4)	195,356
3,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A,	7/22 at 100.00	N/R (4)	3,816,260
	5.000%, 1/01/25 (Pre-refunded 7/01/22)
1,430	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1,	1/21 at 100.00	AA	1,450,406
	4.500%, 1/01/28
2,720	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue	10/24 at 102.00	N/R	2,583,347
	Bonds, Southminster Project, Refunding Series 2016, 5.000%, 10/01/37
2,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalachian	7/21 at 100.00	N/R (4)	2,854,441
	Regional HealthCare System, Series 2011A, 6.500%, 7/01/31 (Pre-refunded 7/01/21)
2,750	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Blue Ridge	6/20 at 100.00	A3	2,753,712
	HealthCare, Refunding Series 2010A, 5.000%, 1/01/36
2,375	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear	10/22 at 100.00	A–	2,515,719
	Valley Health System, Refunding Series 2012A, 5.000%, 10/01/27
1,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cleveland	1/21 at 100.00	N/R (4)	1,734,818
	County Healthcare System, Refunding Series 2011A, 5.750%, 1/01/35 (Pre-refunded 1/01/21)
2,690	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Deerfield	11/26 at 100.00	A	2,907,890
	Episcopal Retirement Community, Refunding First Mortgage Series 2016, 5.000%, 11/01/37
1,250	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke	6/26 at 100.00	AA	1,469,487
	University Health System, Refunding Series 2016D, 5.000%, 6/01/29
7,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke	6/22 at 100.00	AA (4)	7,608,300
	University Health System, Series 2012A, 5.000%, 6/01/42 (Pre-refunded 6/01/22)
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant
	Health Inc, Series 2010A:
4,750	5.250%, 11/01/40	11/20 at 100.00	AA–	4,807,095
2,500	4.750%, 11/01/43	11/20 at 100.00	AA–	2,520,950
5,000	5.000%, 11/01/43	11/20 at 100.00	AA–	5,050,400
8,275	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant	11/29 at 100.00	AA–	8,619,819
	Health Obligated Group, Series 2019A, 4.000%, 11/01/49
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex	7/25 at 100.00	A2	2,141,280
	Healthcare, Series 2015A, 5.000%, 7/01/44
3,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake	12/22 at 100.00	A	3,108,420
	Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,
	Refunding Series 2012A:
2,000	5.000%, 10/01/27	10/22 at 100.00	A2	2,118,500
6,800	5.000%, 10/01/31	10/22 at 100.00	A2	7,140,408
1,500	5.000%, 10/01/38	10/22 at 100.00	A2	1,560,225
2,930	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional	6/22 at 100.00	BBB+	3,043,889
	Medical Center, Refunding Series 2012, 5.000%, 6/01/32
450	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue	10/23 at 100.00	N/R	450,680
	Bonds, United Methodist Retirement Homes, Refunding Series 2013A, 5.000%, 10/01/33
500	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge	1/27 at 103.00	N/R	481,755
	Project, Refunding Series 2019A, 5.000%, 1/01/39
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding
	Series 2015A:
1,545	5.000%, 1/01/28	1/26 at 100.00	A	1,794,981
1,500	5.000%, 1/01/32	1/26 at 100.00	A	1,712,850

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$ 760	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding	7/26 at 100.00	A	$ 885,233
	Series 2016A, 5.000%, 1/01/30
2,020	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A,	10/23 at 100.00	AA	2,239,089
	5.000%, 10/01/42
5,000	North Carolina State, Limited Obligation Bonds, Refunding Series 2014C, 5.000%, 5/01/25	5/24 at 100.00	AA+	5,714,250
	North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
2,000	5.000%, 5/01/29 (UB) (6)	5/27 at 100.00	AA+	2,453,280
4,000	5.000%, 5/01/30 (UB) (6)	5/27 at 100.00	AA+	4,883,600
8,065	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds,	7/21 at 100.00	AA+	8,355,259
	Series 2011, 5.000%, 7/01/41
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital
	Appreciation Series 2017C:
835	0.000%, 7/01/28	7/26 at 91.99	Baa3	600,950
800	0.000%, 7/01/30	7/26 at 83.69	Baa3	518,048
850	0.000%, 7/01/31	7/26 at 79.58	Baa3	522,215
2,400	0.000%, 7/01/33	7/26 at 71.99	Baa3	1,321,344
3,160	0.000%, 7/01/36	7/26 at 61.63	Baa3	1,469,274
3,100	0.000%, 7/01/37	7/26 at 58.52	Baa3	1,363,225
1,900	0.000%, 7/01/40	7/26 at 50.36	Baa3	710,163
400	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A,	7/26 at 100.00	Baa3	411,204
	5.000%, 7/01/47
2,200	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding	1/27 at 100.00	BBB	2,456,454
	Senior Lien Series 2017, 5.000%, 1/01/39 – AGM Insured
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien
	Series 2009B:
150	0.000%, 1/01/31 – AGC Insured	No Opt. Call	BBB	113,249
4,375	0.000%, 1/01/33 – AGC Insured	No Opt. Call	BBB	3,037,825
2,300	0.000%, 1/01/34 – AGC Insured	No Opt. Call	BBB	1,529,546
2,380	0.000%, 1/01/35 – AGC Insured	No Opt. Call	BBB	1,515,060
7,575	0.000%, 1/01/37 – AGC Insured	No Opt. Call	BBB	4,422,058
1,470	0.000%, 1/01/38 – AGC Insured	No Opt. Call	BBB	821,671
1,775	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien	1/30 at 100.00	BBB	1,855,123
	Series 2019, 5.000%, 1/01/49
3,040	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015,	6/25 at 100.00	A2	3,472,501
	5.000%, 6/01/33
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2011:
600	5.625%, 6/01/30 (Pre-refunded 6/01/20) – AGC Insured	6/20 at 100.00	A2 (4)	602,256
2,100	5.750%, 6/01/36 (Pre-refunded 6/01/20) – AGC Insured	6/20 at 100.00	A2 (4)	2,108,106
	Orange County Public Facilities Company, North Carolina, Limited Obligation Bonds,
	Refunding Series 2017:
200	5.000%, 10/01/27	No Opt. Call	AA+	250,490
150	5.000%, 10/01/28	10/27 at 100.00	AA+	187,073
400	5.000%, 10/01/30	10/27 at 100.00	AA+	491,980
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series
	2012A:
550	5.000%, 3/01/30 (Pre-refunded 3/01/22)	3/22 at 100.00	AAA	593,120
1,600	5.000%, 3/01/31 (Pre-refunded 3/01/22)	3/22 at 100.00	AAA	1,725,440
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A:
5,000	5.000%, 3/01/28 (Pre-refunded 3/01/23)	3/23 at 100.00	AAA	5,580,900
3,785	5.000%, 3/01/43 (Pre-refunded 3/01/23)	3/23 at 100.00	AAA	4,224,741
5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series	3/27 at 100.00	AAA	5,437,650
	2016A, 4.000%, 3/01/46
1,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	1,231,800
1,000	Raleigh, North Carolina, Limited Obligation Bonds, Series 2013, 5.000%, 10/01/33	10/23 at 100.00	AA+	1,120,460
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
1,195	5.000%, 10/01/25	10/24 at 100.00	AA+	1,388,757
1,305	5.000%, 10/01/26	10/24 at 100.00	AA+	1,508,228

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$ 650	Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%, 5/01/30	5/26 at 100.00	AA–	$ 773,227
	Sampson County, North Carolina, Limited Obligation Bonds, Refunding Series 2017:
300	5.000%, 9/01/32	9/27 at 100.00	A	360,504
1,250	4.000%, 9/01/35	9/27 at 100.00	A	1,391,925
1,265	4.000%, 9/01/36	9/27 at 100.00	A	1,403,606
1,000	4.000%, 9/01/37	9/27 at 100.00	A	1,106,360
1,100	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2019A,	6/29 at 100.00	AA	1,210,803
	4.000%, 6/01/44
	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019:
1,360	5.000%, 2/01/45	No Opt. Call	Aa3	1,895,976
840	5.000%, 2/01/49	No Opt. Call	Aa3	1,193,724
800	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015,	4/25 at 100.00	A+	895,392
	5.000%, 4/01/45
170	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A,	10/27 at 100.00	A+	202,582
	5.000%, 10/01/31
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014:
2,070	5.000%, 4/01/32	4/24 at 100.00	A+	2,287,060
1,175	5.000%, 4/01/33	4/24 at 100.00	A+	1,291,795
1,385	5.000%, 4/01/35	4/24 at 100.00	A+	1,514,179
4,735	University of North Carolina, Charlotte, General Revenue Bonds, Series 2017, 5.000%, 10/01/42	10/27 at 100.00	A+	5,484,314
1,415	University of North Carolina, Greensboro, General Revenue Bonds, Refunding Series 2017,	4/28 at 100.00	A+	1,708,669
	5.000%, 4/01/31
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
1,000	5.000%, 4/01/32	4/24 at 100.00	A+	1,118,800
3,065	5.000%, 4/01/39	4/24 at 100.00	A+	3,382,074
4,765	University of North Carolina, Greensboro, General Revenue Bonds, Series 2018,	4/28 at 100.00	A+	5,559,707
	5.000%, 4/01/43
	University of North Carolina, Wilmington, General Revenue Bonds, Refunding Series 2019B:
1,000	4.000%, 10/01/39	10/29 at 100.00	Aa3	1,117,480
1,500	4.000%, 10/01/44	10/29 at 100.00	Aa3	1,653,585
1,845	4.000%, 10/01/49	10/29 at 100.00	Aa3	2,022,083
1,250	Western Carolina University, North Carolina, General Revenue Bonds, Refunding Series	10/25 at 100.00	Aa3	1,412,775
	2015A, 5.000%, 10/01/45
356,655	Total North Carolina			374,282,268
	North Dakota – 1.1% (0.7% of Total Investments)
5,080	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/22 at 100.00	N/R (4)	5,473,395
	Project, Refunding Series 2012A, 4.500%, 7/01/32 (Pre-refunded 7/01/22)
	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011:
1,500	6.000%, 11/01/28	11/21 at 100.00	A2	1,575,855
3,910	6.250%, 11/01/31	11/21 at 100.00	A2	4,103,232
1,015	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System	12/21 at 100.00	Baa2	1,029,210
	Obligated Group, Series 2012, 5.000%, 12/01/35
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System
	Obligated Group, Series 2017A:
1,000	5.000%, 12/01/37	12/27 at 100.00	Baa2	1,053,550
8,525	5.000%, 12/01/42	12/27 at 100.00	Baa2	8,885,267
7,070	4.000%, 12/01/47	12/27 at 100.00	Baa2	6,842,275
900	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley	12/26 at 100.00	N/R	812,394
	Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36
500	Grand Forks, North Dakota, Senior Housing and Nursing Facilities Revenue Bonds, Valley	No Opt. Call	N/R	499,475
	Homes Obligated Group, Series 2016A, 5.125%, 12/01/24

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
$ 11,065	5.000%, 6/01/43	6/28 at 100.00	BBB–	$ 11,076,508
2,610	5.000%, 6/01/48	6/28 at 100.00	BBB–	2,594,001
1,420	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	624,800
	Project, Series 2013, 7.750%, 9/01/38 (8)
44,595	Total North Dakota			44,569,962
	Ohio – 7.1% (4.5% of Total Investments)
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities
	Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016:
3,020	5.250%, 11/15/41	11/26 at 100.00	Baa2	3,352,381
8,255	5.250%, 11/15/46	11/26 at 100.00	Baa2	9,073,318
320	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	329,088
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners,
	Refunding and Improvement Series 2012A:
860	4.000%, 5/01/33	5/22 at 100.00	A+	881,010
650	5.000%, 5/01/33	5/22 at 100.00	A+	678,392
800	5.000%, 5/01/42	5/22 at 100.00	A+	828,000
10,990	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Refunding &	11/24 at 100.00	A+	11,802,601
	Improvement Series 2015A, 5.000%, 11/01/43
8,655	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A,	2/28 at 100.00	A+	9,020,328
	4.000%, 8/01/38
2,750	Bowling Green State University, Ohio, General Receipts Bonds, Series 2017B,	6/27 at 100.00	A+	3,084,235
	5.000%, 6/01/42
25,315	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 22.36	N/R	2,679,593
	Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2,
	0.000%, 6/01/57
990	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	BBB+	993,237
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48
39,115	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	34,920,307
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
14,570	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/22 at 100.00	Caa3 (4)	16,213,496
	Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%,	11/20 at 100.00	A3 (4)	6,134,040
	11/01/29 (Pre-refunded 11/01/20)
5,000	Cleveland Clinic Health System Obligated Group, Martin County Health Facilities	1/29 at 100.00	AA	5,315,900
	Authority, Hospital Revenue Bonds, Series 2019B, 4.000%, 1/01/46
	Cleveland Heights-University Heights City School District, Ohio, General Obligation
	Bonds, School Improvement Series 2014:
7,060	5.000%, 12/01/51	6/23 at 100.00	A1	7,688,552
10,480	5.000%, 12/01/51 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (4)	11,821,126
5,165	Cuyahoga Community College District, Ohio, General Obligation Bonds, Facilities	6/26 at 100.00	AA	5,626,958
	Construction & Improvement Series 2018, 4.000%, 12/01/38
5,975	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center	6/23 at 100.00	Ba2	6,131,306
	Project, Series 2013, 5.000%, 6/15/43
1,465	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	1,527,101
	Improvement Series 2012A, 5.000%, 11/01/42
6,345	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	Aa2	6,571,136
	5.000%, 11/15/41
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities Project,
	Series 2017A:
1,500	5.000%, 1/01/47	1/27 at 100.00	BBB–	1,364,475
1,120	5.000%, 1/01/52	1/27 at 100.00	BBB–	996,621

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities, Refunding &
	Improvement Series 2016:
$ 3,425	5.000%, 1/01/46	1/26 at 100.00	BBB–	$ 3,125,038
6,000	5.000%, 1/01/51	1/26 at 100.00	BBB–	5,354,580
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien
	Series 2013A:
6,920	5.000%, 1/01/38 (Pre-refunded 1/01/23)	1/23 at 100.00	Aa3 (4)	7,686,736
14,850	5.000%, 1/01/38 (Pre-refunded 1/01/23) (UB) (6)	1/23 at 100.00	Aa3 (4)	16,495,380
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds,
	Tender Option Bond Trust 2016-XG0052:
875	17.415%, 1/01/38, 144A (IF) (6)	1/23 at 100.00	Aa3	1,262,809
1,050	17.415%, 1/01/38, 144A (IF) (6)	1/23 at 100.00	Aa3	1,515,370
2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	Baa3 (4)	2,486,588
	2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)
5,000	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network	8/28 at 100.00	A2	5,430,350
	Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/45
6,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds,	No Opt. Call	A2	7,825,620
	Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured
21,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding	11/24 at 100.00	AA+ (4)	24,865,260
	& Improvement Series 2014, 5.000%, 11/15/49 (Pre-refunded 11/15/24)
9,365	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton, Series	6/28 at 100.00	A2	10,091,630
	2018A, 5.000%, 12/01/48
4,165	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series	1/30 at 100.00	A	4,641,851
	2020A, 5.000%, 1/15/50
19,515	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien	2/23 at 100.00	A+ (4)	21,746,930
	Series 2013A-1, 5.000%, 2/15/48 (Pre-refunded 2/15/23)
7,550	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	8,534,067
	Convertible Series 2013A-3, 0.000%, 2/15/36 (5)
9,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/28 at 100.00	A+	9,703,440
	Series 2018A, 4.000%, 2/15/46
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health
	System Obligated Group Project, Refunding and Improvement Series 2012:
135	5.750%, 12/01/32	12/22 at 100.00	BB–	142,430
130	6.000%, 12/01/42	12/22 at 100.00	BB–	136,009
4,190	Springboro Community City School District, Warren County, Ohio, General Obligation	No Opt. Call	Aa3	5,153,365
	Bonds, Refunding Series 2007, 5.250%, 12/01/26 – AGM Insured
3,670	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education	3/25 at 100.00	N/R	3,641,557
	Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015,
	6.000%, 3/01/45
291,545	Total Ohio			286,872,211
	Oklahoma – 0.3% (0.2% of Total Investments)
1,165	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2019,	9/29 at 100.00	Baa1	1,258,130
	5.000%, 9/01/45
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine
	Project, Series 2018B:
2,205	5.250%, 8/15/48	8/28 at 100.00	BB+	2,278,802
4,080	5.500%, 8/15/52	8/28 at 100.00	BB+	4,274,698
3,190	5.500%, 8/15/57	8/28 at 100.00	BB+	3,320,726
1,125	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds,	11/25 at 102.00	BBB–	1,124,921
	Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/37
11,765	Total Oklahoma			12,257,277

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oregon – 1.8% (1.1% of Total Investments)
	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred
	Interest Series 2017A:
$ 760	0.000%, 6/15/38 (5)	6/27 at 100.00	Aa1	$ 890,165
2,750	0.000%, 6/15/39 (5)	6/27 at 100.00	Aa1	3,213,678
	Columbia County School District 502 Saint Helens, Oregon, General Obligation Bonds,
	Series 2017:
1,310	5.000%, 6/15/38	6/27 at 100.00	Aa1	1,555,953
1,705	5.000%, 6/15/39	6/27 at 100.00	Aa1	2,020,510
7,420	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A,	6/26 at 100.00	A+	8,097,965
	5.000%, 6/01/46
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding
	Series 2016A:
6,240	5.000%, 10/01/35	10/26 at 100.00	BBB+	6,806,218
2,260	5.000%, 10/01/46	10/26 at 100.00	BBB+	2,388,707
8,890	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien	11/23 at 100.00	Aa1 (4)	10,143,757
	Series 2013A, 5.000%, 11/15/38 (Pre-refunded 11/15/23)
30,870	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series	5/29 at 100.00	A+	32,127,952
	2019A, 4.000%, 5/15/49
5,265	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project,	5/26 at 100.00	A+	5,743,220
	Refunding Series 2016A, 5.000%, 5/15/46
67,470	Total Oregon			72,988,125
	Pennsylvania – 5.1% (3.2% of Total Investments)
15,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny	4/28 at 100.00	A	16,224,300
	Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/47
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water
	Revenue Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	A2	3,038,875
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	A2	2,985,969
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	A2	2,937,840
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	A2	2,823,283
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	A2	3,664,594
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	A2	2,375,856
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	A2	2,506,650
1,200	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany	11/27 at 100.00	A+	1,344,564
	Medical Center Project, Series 2018A, 5.000%, 11/15/42
	Chester County Health and Education Facilities Authority, Pennsylvania, Health System
	Revenue Bonds, Jefferson Health System, Series 2010A:
895	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master	6/28 at 100.00	A	1,013,015
	Settlement, Series 2018, 5.000%, 6/01/34
2,150	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle	6/22 at 100.00	A	2,217,209
	Health System Project, Series 2012A, 5.000%, 6/01/42
26,595	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System	7/27 at 100.00	A	31,352,314
	Revenue Bonds, Series 2017, 5.000%, 7/01/42
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue	No Opt. Call	A1	1,302,599
	Bonds, Series 1997B, 5.700%, 7/01/27 – AMBAC Insured
	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2011A:
1,315	4.625%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	A2 (4)	1,395,268
2,685	4.625%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	A2 (4)	2,848,892
4,915	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement	6/27 at 100.00	N/R	4,321,956
	Community, Series 2017A, 5.000%, 12/01/47
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown
	Concession, Capital Appreciation Series 2013B:
4,480	0.000%, 12/01/31	No Opt. Call	A	3,299,072
5,180	0.000%, 12/01/32	No Opt. Call	A	3,658,271

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 9,270	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown	12/23 at 100.00	A	$ 10,301,658
	Concession, Series 2013A, 5.125%, 12/01/47
5,410	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds,	9/28 at 100.00	A	5,810,935
	Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48
1,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds,	9/29 at 100.00	A	1,007,340
	Thomas Jefferson University, Series 2019, 4.000%, 9/01/44
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue	1/25 at 100.00	Ba1	5,141,100
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
630	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue	6/20 at 100.00	N/R	157,552
	Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.250%, 12/31/23
172	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue	No Opt. Call	N/R	42,986
	Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.250%, 12/31/23
	(cash 5.000%, PIK 5.000%)
1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/22 at 100.00	Ba1	1,436,092
	Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1,
	4.000%, 11/01/32
5,910	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/29 at 100.00	Aa3	6,265,486
	Pennsylvania Health System, Series 2019, 4.000%, 8/15/44
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue
	Bonds, Subordinate Series 2010A1&2:
1,250	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	1,280,763
5,725	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	A2 (4)	5,865,892
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue
	Bonds, Subordinate Series 2011B:
965	5.000%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	A2 (4)	1,027,986
1,035	5.000%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	1,105,939
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue
	Bonds, Subordinate Series 2013A:
1,105	5.000%, 12/01/36 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (4)	1,225,434
2,010	5.000%, 12/01/36 (Pre-refunded 12/01/22)	12/22 at 100.00	A2 (4)	2,229,070
16,805	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series	12/27 at 100.00	A3	20,459,079
	2009E, 6.375%, 12/01/38
5,575	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	6,091,858
6,340	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1,	6/26 at 100.00	A1	7,012,294
	5.000%, 12/01/41
19,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C,	6/26 at 100.00	A2	24,041,710
	6.250%, 6/01/33 – AGM Insured
1,445	Philadelphia Authority for Industrial Development Senior Living Facilities,	7/27 at 100.00	BB	1,295,674
	Philadelphia, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A,
	5.000%, 7/01/37
505	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	Ba1	520,963
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%,	8/20 at 100.00	A– (4)	1,444,864
	8/01/41 (Pre-refunded 8/01/20)
3,410	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	No Opt. Call	A1 (4)	4,338,304
	8/01/27 – AMBAC Insured (ETM)
3,415	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	A1	3,445,974
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
1,125	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 5.250%, 12/01/31	12/21 at 100.00	AA (4)	1,206,506
	(Pre-refunded 12/01/21) – AGM Insured
1,930	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/23 at 100.00	BB+	1,826,398
	Series 2012B, 4.000%, 1/01/33
190,357	Total Pennsylvania			203,892,384

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico – 0.7% (0.4% of Total Investments)
$ 3,997	Puerto Rico Urgent Interest Fund Corp (COFINA), National Custodial Taxable Trust Unit,
	Series 2007 Sr. Bond, 0.000%, 8/01/54	No Opt. Call	N/R	$ 749,031
625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS,	6/20 at 100.00	D	626,819
	5.000%, 7/01/25 – NPFG Insured
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%,	No Opt. Call	D	1,028,090
	7/01/24 – NPFG Insured
1,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L,	No Opt. Call	Baa2	1,338,852
	5.250%, 7/01/23 – NPFG Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N,	No Opt. Call	C	1,075,780
	5.250%, 7/01/31 – AMBAC Insured
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	6/20 at 100.00	A2	4,399,158
	4.500%, 12/01/23
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
5,220	4.550%, 7/01/40	7/28 at 100.00	N/R	4,818,164
9,192	5.000%, 7/01/58	7/28 at 100.00	N/R	8,636,528
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable
	Restructured Cofina Project Series 2019A-2:
621	4.329%, 7/01/40	7/28 at 100.00	N/R	556,118
5,272	4.329%, 7/01/40	7/28 at 100.00	N/R	4,721,181
32,532	Total Puerto Rico			27,949,721
	Rhode Island – 0.6% (0.4% of Total Investments)
1,315	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue	5/26 at 100.00	BBB+	1,366,574
	Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39
174,390	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed	5/20 at 15.05	CCC–	21,737,713
	Bonds, Series 2007A, 0.000%, 6/01/52
2,235	Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Revenue Bonds, Series 2016A,	4/26 at 100.00	A	2,568,753
	5.000%, 10/01/40
177,940	Total Rhode Island			25,673,040
	South Carolina – 3.9% (2.4% of Total Investments)
3,050	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2019,	7/29 at 100.00	A+	3,536,109
	5.000%, 7/01/43
	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds,
	Lexington Medical Center, Series 2016:
1,290	5.000%, 11/01/41	5/26 at 100.00	A	1,404,126
6,820	5.000%, 11/01/46	5/26 at 100.00	A	7,355,029
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A–	20,696,049
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A–	11,384,278
1,370	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	4/26 at 103.00	BBB–	1,381,700
	Bishop Gadsden Episcopal Retirement Community, Series 2019A, 5.000%, 4/01/54
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod
	Health Projects, Refunding & Improvement Series 2018:
19,130	5.000%, 11/01/43	5/28 at 100.00	AA–	21,586,292
6,000	5.000%, 11/01/48	5/28 at 100.00	AA–	6,720,480
375	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto	8/21 at 100.00	AA (4)	400,912
	Health, Refunding Series 2011A, 6.500%, 8/01/39 (Pre-refunded 8/01/21) – AGM Insured
10,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding	12/26 at 100.00	A–	10,560,400
	Series 2016B, 5.000%, 12/01/56
20,035	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	A–	20,968,030
	Improvement Series 2015A, 5.000%, 12/01/50
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding
	Series 2014C:
3,850	5.000%, 12/01/39	12/24 at 100.00	A–	4,052,240
4,000	5.000%, 12/01/46	12/24 at 100.00	A–	4,176,240

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 6,790	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series	12/23 at 100.00	A–	$ 7,071,378
	2013A, 5.125%, 12/01/43
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A:
2,000	5.000%, 12/01/49	6/24 at 100.00	A–	2,076,700
17,240	5.500%, 12/01/54	6/24 at 100.00	A–	18,291,640
7,500	South Carolina State Ports Authority, Revenue Bonds, Series 2019A, 5.000%, 7/01/54	7/29 at 100.00	A+	8,460,750
4,500	Spartanburg Regional Health Services District, Inc, Hospital Revenue Bonds, Refunding	4/22 at 100.00	A3	4,678,470
	Series 2012A, 5.000%, 4/15/32
156,325	Total South Carolina			154,800,823
	South Dakota – 0.8% (0.5% of Total Investments)
	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project,
	Series 2017:
3,000	5.000%, 11/01/42	11/26 at 100.00	BB	2,789,460
3,150	5.125%, 11/01/47	11/26 at 100.00	BB	2,920,554
8,800	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health	7/24 at 100.00	A1	9,379,744
	System, Series 2014, 5.000%, 7/01/44
4,930	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health,	7/27 at 100.00	A1	5,451,002
	Refunding Series 2017, 5.000%, 7/01/46
3,565	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A2	3,785,638
	Series 2014B, 5.000%, 11/01/44
8,260	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A2	8,866,615
	Series 2015, 5.000%, 11/01/45
31,705	Total South Dakota			33,193,013
	Tennessee – 1.0% (0.6% of Total Investments)
10,670	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds,	1/23 at 100.00	BBB+ (4)	11,862,479
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)
2,180	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/28 at 100.00	Baa1	2,477,134
	Ballad Health, Series 2018A, 5.000%, 7/01/35
2,065	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	8/22 at 100.00	Baa1	2,135,396
	Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42
75	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue	7/23 at 100.00	N/R (4)	76,285
	Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds,
	University Health System, Inc, Series 2016:
5,000	5.000%, 9/01/36	9/26 at 100.00	BBB	5,433,300
1,000	5.000%, 9/01/47	9/26 at 100.00	BBB	1,055,480
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds,
	University Health System, Inc, Series 2017:
445	5.000%, 4/01/31	4/27 at 100.00	BBB	502,107
1,745	5.000%, 4/01/36	4/27 at 100.00	BBB	1,910,915
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities
	Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
2,225	5.000%, 10/01/41	10/26 at 100.00	BBB	2,318,294
1,000	5.000%, 10/01/45	10/26 at 100.00	BBB	1,035,610
11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities	7/26 at 100.00	Aa1	11,863,500
	Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A,
	5.000%, 7/01/46
37,405	Total Tennessee			40,670,500
	Texas – 12.4% (7.8% of Total Investments)
18,000	Arlington, Texas, Special Tax Revenue Bonds, Senior Lien Series 2018A, 5.000%, 2/15/48 –	2/28 at 100.00	A1	20,007,360
	AGM Insured
14,615	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%,	11/25 at 100.00	Aa3	16,613,017
	11/15/45 (UB) (6)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds,	No Opt. Call	Baa2	$ 739,760
	Refunding Series 2002, 0.000%, 8/15/32 – FGIC Insured
1,330	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series	1/23 at 100.00	Baa1	1,376,789
	2013A, 5.000%, 1/01/43
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
2,080	5.750%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (4)	2,148,578
1,000	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (4)	1,034,330
6,940	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (4)	7,189,632
7,750	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	Baa1	8,203,840
	5.000%, 1/01/45
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift
	Education Charter School, Series 2013A:
1,925	4.350%, 12/01/42	12/22 at 100.00	BBB–	1,786,535
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB–	916,570
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties,	No Opt. Call	Aaa	2,422,425
	Texas, General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
6,340	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding &	11/21 at 100.00	A+	6,548,142
	Improvement Series 2012C, 5.000%, 11/01/45
160	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series	9/24 at 100.00	BBB–	166,605
	2014A, 5.250%, 9/01/44
3,700	El Paso Independent School District, El Paso County, Texas, General Obligation Bonds,	8/26 at 100.00	Aaa	4,336,992
	School Building Series 2017, 5.000%, 8/15/42
1,500	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2011,	8/20 at 100.00	A	1,518,900
	5.250%, 8/15/33
11,875	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding	4/30 at 100.00	A2	12,582,037
	First Tier Series 2020C, 4.000%, 10/01/49
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate
	Lien Series 2013B:
15,000	5.000%, 4/01/53 (Pre-refunded 10/01/23) (UB) (6)	10/23 at 100.00	AA (4)	17,097,600
16,920	5.000%, 4/01/53 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (4)	19,286,093
5,295	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate	4/28 at 100.00	AA	6,153,637
	Lien Series 2018A Tela Supported, 5.000%, 10/01/48
6,610	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender	10/23 at 100.00	AA	10,308,493
	Option Bond Trust 2015-XF0228, 17.628%, 11/01/44, 144A (Pre-refunded 10/01/23) (IF) (6)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,
	Houston Methodist Hospital System, Series 2015:
2,845	4.000%, 12/01/45	6/25 at 100.00	AA	2,987,705
2,320	5.000%, 12/01/45	6/25 at 100.00	AA	2,597,286
	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2018A:
13,890	5.000%, 8/15/43	2/28 at 100.00	Aa2	16,372,837
2,000	4.000%, 8/15/48	2/28 at 100.00	Aa2	2,179,060
4,040	Harris County, Texas, Toll Road Revenue Bonds, Subordinate Lien Unlimited Tax Tender	No Opt. Call	AAA	7,632,934
	Options Bond Trust 2015-XF2184 13.995%, 8/15/28 – AGM Insured, 144A (IF) (6)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation
	Refunding Senior Lien Series 2014A:
1,195	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	485,708
2,390	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	923,042
2,660	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	975,582
7,260	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	2,528,803
10,440	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	3,439,458
7,165	0.000%, 11/15/49 – AGM Insured	11/31 at 41.91	A2	1,895,429
3,000	0.000%, 11/15/52 – AGM Insured	11/31 at 35.81	A2	671,610
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018B:
2,000	5.000%, 7/01/43	7/28 at 100.00	A	2,261,740
2,710	5.000%, 7/01/48	7/28 at 100.00	A	3,046,826

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 4,550	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B,	7/22 at 100.00	A	$ 4,809,850
	5.000%, 7/01/31
990	Houston, Texas, Airport System Revenue Bonds, Subordinate Lien Series 2000B, 5.450%,	No Opt. Call	A	1,096,197
	7/01/24 – AGM Insured
6,000	Houston, Texas, Combined Utility System Revenue Bonds, First Lien Series 2011D, 5.000%,	11/21 at 100.00	AA (4)	6,390,180
	11/15/40 (Pre-refunded 11/15/21)
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and
	Entertainment Project, Series 2001B:
1,495	0.000%, 9/01/23 – AGM Insured	No Opt. Call	A2	1,405,046
10,850	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A	9,592,810
1,715	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A	1,163,422
2,870	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A+	2,997,055
	Refunding Series 2012A, 5.000%, 8/01/46
2,340	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2011,	3/21 at 100.00	Aa3 (4)	2,423,210
	5.000%, 3/01/41 (Pre-refunded 3/01/21) – AGM Insured
	Leander Independent School District, Williamson and Travis Counties, Texas, General
	Obligation Bonds, Refunding Series 2015A:
2,725	5.000%, 8/15/40	8/25 at 100.00	AAA	3,152,879
4,000	4.000%, 8/15/41	8/25 at 100.00	AAA	4,275,880
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB	3,000,390
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
8,305	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA	5/25 at 100.00	A	9,298,444
	Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,780	5.750%, 12/01/33	12/25 at 100.00	B1	1,914,372
1,800	6.125%, 12/01/38	12/25 at 100.00	B1	1,937,394
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding
	Series 2017:
16,285	5.000%, 1/01/36	1/27 at 100.00	A3	18,739,149
10,040	5.000%, 1/01/38 – AGM Insured	1/27 at 100.00	A2	11,556,241
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien
	Series 2018:
2,100	5.000%, 9/15/43	9/25 at 100.00	BBB–	2,143,176
1,815	5.000%, 9/15/48	9/25 at 100.00	BBB–	1,841,318
850	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility	11/24 at 102.00	BB+	813,348
	Revenue Bonds, Methodist Retirement Communities Crestview Project, Series 2016,
	5.000%, 11/15/31
4,290	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	A2	4,548,430
	12/15/36 – AGM Insured
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible
	Capital Appreciation Series 2011C:
1,880	0.000%, 9/01/43 (Pre-refunded 9/01/31) (5)	9/31 at 100.00	N/R (4)	2,416,514
7,990	0.000%, 9/01/45 (Pre-refunded 9/01/31) (5)	9/31 at 100.00	N/R (4)	11,158,035
4,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital	1/25 at 100.00	A+	4,660,000
	Appreciation Series 2008I, 6.500%, 1/01/43
2,125	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	A1	1,832,345
	0.000%, 1/01/28 – AGC Insured
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B:
10,260	5.000%, 1/01/40	1/23 at 100.00	A+	10,848,719
12,205	5.000%, 1/01/45	1/25 at 100.00	A+	13,283,190
5,000	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2018,	1/28 at 100.00	A	5,535,800
	5.000%, 1/01/48
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
6,285	5.000%, 1/01/33	1/25 at 100.00	A	6,984,772
4,000	5.000%, 1/01/34	1/25 at 100.00	A	4,436,080
4,000	5.000%, 1/01/35	1/25 at 100.00	A	4,424,920

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 2,250	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint	6/26 at 100.00	BBB	$ 2,092,838
	Edward?s University Project, Series 2016, 4.000%, 6/01/36
3,170	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist	10/20 at 100.00	AA– (4)	3,226,901
	University, Series 2010, 5.000%, 10/01/41 (Pre-refunded 10/01/20)
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	11/21 at 100.00	AA– (4)	2,560,987
	Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30
	(Pre-refunded 11/15/21)
3,480	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	9/23 at 100.00	A	3,700,702
	Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43
430	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	8/20 at 100.00	N/R (4)	435,784
	Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
	(Pre-refunded 8/15/20)
4,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	8/23 at 100.00	AA–	4,259,440
	Revenue Bonds, Scott & White Healthcare Project, Series 2013A, 5.000%, 8/15/43
2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	8/26 at 100.00	AA	2,832,525
	Texas Health Resources System, Series 2016A, 5.000%, 2/15/41
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
14,815	5.000%, 12/15/27	12/22 at 100.00	BBB+	15,500,194
7,925	5.000%, 12/15/28	12/22 at 100.00	BBB+	8,272,828
6,550	5.000%, 12/15/30	12/22 at 100.00	BBB+	6,814,554
2,340	5.000%, 12/15/32	12/22 at 100.00	BBB+	2,420,426
2,500	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement	4/22 at 100.00	AAA	2,704,900
	Series 2012A, 5.000%, 4/01/31 (Pre-refunded 4/01/22)
17,760	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding	8/22 at 100.00	A3 (4)	19,454,837
	First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)
7,345	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding	8/24 at 100.00	A3	7,948,171
	First Tier Series 2015B, 5.000%, 8/15/37
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding
	Second Tier Series 2015C:
3,650	5.000%, 8/15/33	8/24 at 100.00	Baa1	3,824,214
6,385	5.000%, 8/15/37	8/24 at 100.00	Baa1	6,628,460
44,120	5.000%, 8/15/42	8/24 at 100.00	Baa1	45,749,352
4,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A3	3,555,480
	2002A, 0.000%, 8/15/25 – AMBAC Insured
8,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master	10/29 at 100.00	AAA	8,879,280
	Trust Series 2019A, 4.000%, 10/15/54
1,550	West Harris County Regional Water Authority, Texas, Water System Revenue Bonds,	12/29 at 100.00	A1	1,733,629
	Refunding Series 2019C, 4.000%, 12/15/45
480,180	Total Texas			499,710,023
	Utah – 0.4% (0.3% of Total Investments)
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B:
3,560	5.000%, 7/01/42	7/27 at 100.00	A2	3,965,163
1,975	5.000%, 7/01/47	7/27 at 100.00	A2	2,183,817
4,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018B,	7/28 at 100.00	A2	4,472,840
	5.000%, 7/01/48
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter
	Academies Project, Series 2018:
1,000	5.000%, 10/15/38	10/27 at 100.00	AA	1,176,080
2,320	5.000%, 10/15/43	10/27 at 100.00	AA	2,700,364
2,040	5.000%, 10/15/48	10/27 at 100.00	AA	2,360,729
14,895	Total Utah			16,858,993

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Vermont – 0.3% (0.2% of Total Investments)
	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2015:
$ 1,000	4.000%, 10/01/40	10/25 at 100.00	A+	$ 1,048,660
10,000	5.000%, 10/01/45	10/25 at 100.00	A+	11,518,500
11,000	Total Vermont			12,567,160
	Virginia – 2.9% (1.8% of Total Investments)
430	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	383,362
	Appreciation Series 2012B, 0.000%, 7/15/40 (5)
4,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds,	5/28 at 100.00	Aa2	4,268,840
	Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (6)
1,800	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/22 at 100.00	N/R (4)	1,985,202
	Health System Obligated Group, Series 2013, 5.000%, 11/01/30 (Pre-refunded 11/01/22)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,
	Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
17,455	4.000%, 10/01/44	10/29 at 100.00	Baa2	17,081,288
9,750	5.000%, 10/01/47	10/29 at 100.00	Baa2	10,466,527
1,180	4.000%, 10/01/53	10/29 at 100.00	Baa2	1,125,555
11,960	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	4/22 at 100.00	Baa1	12,229,220
	Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	No Opt. Call	A3	4,311,300
	Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%,
	10/01/36 – AGC Insured
32,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/26 at 100.00	A3	39,387,840
	Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%,
	10/01/41 – AGC Insured
18,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	Baa1	21,801,060
	Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44
2,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities	11/22 at 100.00	AA–	2,062,140
	Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B,
	4.000%, 11/01/33
	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion
	Health System Obligated Group, Series 2005B:
5	5.000%, 7/01/38 (Pre-refunded 7/01/20)	7/20 at 100.00	Aa3 (4)	5,034
245	5.000%, 7/01/38	7/20 at 100.00	Aa3	246,666
105,825	Total Virginia			115,354,034
	Washington – 3.2% (2.0% of Total Investments)
7,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle	11/26 at 100.00	Aa1	8,054,830
	Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/41
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island	No Opt. Call	Aa3	10,951,426
	Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured
8,075	King County Public Hospital District 1, Washington, Limited Tax General Obligation	12/28 at 100.00	A2	9,273,653
	Bonds, Refunding Series 2018, 5.000%, 12/01/43
4,200	King County Public Hospital District 1, Washington, Limited Tax General Obligation	12/26 at 100.00	A–	4,725,210
	Bonds, Valley Medical Center, Refunding Series 2016, 5.000%, 12/01/36
8,405	King County Public Hospital District 2, Washington, General Obligation Bonds,	12/29 at 100.00	Aa3	8,942,248
	EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45
15,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	15,790,050
3,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A,	10/24 at 100.00	A+	3,235,620
	5.000%, 4/01/40
1,250	Seattle Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunding Series	12/23 at 100.00	AA (4)	1,430,850
	2014, 5.000%, 12/01/44 (Pre-refunded 12/01/23)
12,515	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue	6/23 at 100.00	A	12,815,110
	Bonds, Series 2013A, 5.000%, 12/01/38

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 5,250	Tacoma, Washington, Sewer Revenue Bonds, Series 2018, 4.000%, 12/01/48	12/28 at 100.00	Aa2	$ 5,785,500
8,310	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	1/21 at 100.00	A2	8,447,198
	Research Center, Series 2011A, 5.625%, 1/01/35
4,415	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical	12/20 at 100.00	N/R (4)	4,536,633
	Center, Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health &
	Services, Refunding Series 2012A:
4,000	5.000%, 10/01/32	10/22 at 100.00	AA–	4,225,440
10,000	4.250%, 10/01/40	10/22 at 100.00	AA–	10,192,900
3,135	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	3,347,741
	Refunding Series 2012B, 5.000%, 10/01/30
8,230	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	8,661,581
	Series 2012A, 5.000%, 10/01/42
2,325	Washington State Convention Center Public Facilities District, Lodging Tax Revenue	7/28 at 100.00	A–	1,957,650
	Bonds, Series 2018, 4.000%, 7/01/58
500	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds,	1/25 at 102.00	BB	427,940
	Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A, 5.000%,
	1/01/46, 144A
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%,	No Opt. Call	AA+	7,756,740
	6/01/28 – FGIC Insured
126,845	Total Washington			130,558,320
	West Virginia – 1.1% (0.7% of Total Investments)
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United
	Health System Obligated Group, Refunding & Improvement Series 2013A:
3,000	5.375%, 6/01/38	6/23 at 100.00	A	3,186,060
16,845	5.500%, 6/01/44	6/23 at 100.00	A	17,824,368
9,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United	6/28 at 100.00	A	9,717,570
	Health System Obligated Group, Series 2018A, 5.000%, 6/01/52
3,500	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health	6/27 at 100.00	A	3,843,665
	System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/42
2,050	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail	No Opt. Call	N/R	2,077,757
	and Corrections Facility, Series 1998A, 5.375%, 7/01/21 – AMBAC Insured
5,750	West Virginia State, General Obligation Bonds, State Road Competitive Series 2018B,	6/28 at 100.00	AA–	6,226,043
	4.000%, 6/01/42
40,145	Total West Virginia			42,875,463

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin – 3.0% (1.9% of Total Investments)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds,
	Lombard Public Facilities Corporation, Second Tier Series 2018B:
$ 43	0.000%, 1/01/46, 144A	No Opt. Call	N/R	$ 931
42	0.000%, 1/01/47, 144A	No Opt. Call	N/R	880
42	0.000%, 1/01/48, 144A	No Opt. Call	N/R	858
42	0.000%, 1/01/49, 144A	No Opt. Call	N/R	831
41	0.000%, 1/01/50, 144A	No Opt. Call	N/R	783
45	0.000%, 1/01/51, 144A	No Opt. Call	N/R	839
1,163	3.750%, 7/01/51, 144A	3/28 at 100.00	N/R	738,006
45	0.000%, 1/01/52, 144A	No Opt. Call	N/R	798
44	0.000%, 1/01/53, 144A	No Opt. Call	N/R	769
44	0.000%, 1/01/54, 144A	No Opt. Call	N/R	740
43	0.000%, 1/01/55, 144A	No Opt. Call	N/R	711
43	0.000%, 1/01/56, 144A	No Opt. Call	N/R	686
42	0.000%, 1/01/57, 144A	No Opt. Call	N/R	659
42	0.000%, 1/01/58, 144A	No Opt. Call	N/R	631
42	0.000%, 1/01/59, 144A	No Opt. Call	N/R	612
41	0.000%, 1/01/60, 144A	No Opt. Call	N/R	586
41	0.000%, 1/01/61, 144A	No Opt. Call	N/R	558
40	0.000%, 1/01/62, 144A	No Opt. Call	N/R	537
40	0.000%, 1/01/63, 144A	No Opt. Call	N/R	515
39	0.000%, 1/01/64, 144A	No Opt. Call	N/R	500
39	0.000%, 1/01/65, 144A	No Opt. Call	N/R	477
39	0.000%, 1/01/66, 144A	No Opt. Call	N/R	444
501	0.000%, 1/01/67, 144A	No Opt. Call	N/R	5,339
	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter
	School, Series 2018A:
6,000	5.000%, 6/15/38, 144A	6/26 at 100.00	BBB–	6,272,520
2,335	5.000%, 6/15/48, 144A	6/26 at 100.00	BBB–	2,409,066
4,100	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series	4/23 at 100.00	AA–	4,290,281
	2013A, 5.000%, 4/01/38
1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health	10/22 at 100.00	AA	1,061,071
	Inc Obligated Group, Series 2012A, 5.000%, 4/01/42
18,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic	2/27 at 100.00	A–	18,745,246
	Health System, Inc, Series 2017C, 5.000%, 2/15/47
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,
	Series 2012B:
1,000	5.000%, 2/15/27	2/22 at 100.00	A–	1,044,710
1,000	5.000%, 2/15/28	2/22 at 100.00	A–	1,043,750
4,735	5.000%, 2/15/40	2/22 at 100.00	A–	4,873,309
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/26 at 100.00	A–	2,147,760
	Series 2016B, 5.000%, 2/15/35
7,625	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance,	6/22 at 100.00	A3	7,886,385
	Inc, Series 2012, 5.000%, 6/01/39
900	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital	No Opt. Call	A1	950,103
	Inc, Series 1992A, 6.000%, 12/01/22 – FGIC Insured
2,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health	8/22 at 100.00	N/R (4)	2,893,402
	Care, Inc, Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen	10/21 at 100.00	A1	1,013,220
	Lutheran, Series 2011A, 5.250%, 10/15/39
5,140	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	5/26 at 100.00	Aa2	5,477,955
	Ascension Health Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/34
2,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aurora	4/23 at 100.00	Aa3 (4)	2,800,300
	Health Care, Inc, Series 2013A, 5.125%, 4/15/31 (Pre-refunded 4/15/23)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,
	Benevolent Corporation Cedar Community, Series 2017:
$ 1,110	5.000%, 6/01/37	6/25 at 103.00	N/R	$ 974,036
955	5.000%, 6/01/41	6/25 at 103.00	N/R	814,176
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,
	Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A:
1,000	5.000%, 9/01/30	9/27 at 100.00	BBB–	1,114,000
1,110	5.000%, 9/01/31	9/27 at 100.00	BBB–	1,229,935
1,100	5.000%, 9/01/32	9/27 at 100.00	BBB–	1,207,734
1,725	5.000%, 9/01/33	9/27 at 100.00	BBB–	1,885,563
1,775	5.000%, 9/01/34	9/27 at 100.00	BBB–	1,934,377
1,910	5.000%, 9/01/35	9/27 at 100.00	BBB–	2,067,174
2,065	5.000%, 9/01/36	9/27 at 100.00	BBB–	2,227,268
8,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	2/26 at 100.00	A–	8,687,000
	Marshfield Clinic, Series 2016A, 5.000%, 2/15/46
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Medical	11/26 at 100.00	AA–	5,838,300
	College of Wisconsin, Inc, Series 2016, 5.000%, 12/01/41
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint
	John’s Communities Inc, Series 2018A:
2,500	5.000%, 9/15/45	9/23 at 100.00	BBB–	2,263,500
5,455	5.000%, 9/15/50	9/23 at 100.00	BBB–	4,856,096
10,230	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	12/24 at 100.00	A1	10,967,481
	ThedaCare Inc, Series 2015, 5.000%, 12/15/44
10,770	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	12/29 at 100.00	A1	11,143,073
	ThedaCare Inc, Series 2019, 4.000%, 12/15/49
118,158	Total Wisconsin			120,876,481
	Wyoming – 0.3% (0.2% of Total Investments)
9,625	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding	9/23 at 100.00	BB+	10,081,033
	Series 2013A, 5.000%, 9/01/37
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St John’s Medical
	Center Project, Series 2011B:
2,000	5.500%, 12/01/27	12/21 at 100.00	A–	2,099,680
1,000	6.000%, 12/01/36	12/21 at 100.00	A–	1,046,990
12,625	Total Wyoming			13,227,703
$ 6,530,741	Total Long-Term Investments (cost $6,007,673,233)			6,348,510,055

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.9% (0.6% of Total Investments)
	MUNICIPAL BONDS – 0.9% (0.6% of Total Investments)
	Minnesota – 0.4% (0.2% of Total Investments)
$ 10,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Variable	6/20 at 100.00	A-1	$ 10,000,000
	Rate Demand Obligation, Series 2018A, 0.140%, 11/15/48 (9)
6,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic Variable Rate Demand	6/20 at 100.00	A-1+	6,000,000
	Obligation, Series 2008A, 0.180%, 11/15/38 (9)
16,000	Total Minnesota			16,000,000
	Mississippi – 0.2% (0.2% of Total Investments)
9,850	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue	7/20 at 100.00	A-1+	9,850,000
	Bonds, Chevron USA Inc Project, Variable Rate Demand Obligation, Series 2011D,
	0.140%, 11/01/35 (9)

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina – 0.0% (0.0% of Total Investments)
$ 1,450	University of North Carolina Chapel Hill, Revenue Bonds, University of North Carolina Hospitals at	7/20 at 100.00	VMIG1	$ 1,450,000
	Chapel Hill, Variable Rate Demand Obligations, Series 2003B, 0.200%, 2/01/29 (9)
	Texas – 0.3% (0.2% of Total Investments)
10,645	Lower Neches Valley Authority Industrial Development Corporation, Texas, Revenue Bonds,	6/20 at 100.00	A-1+	10,645,000
	Exxon Mobil Project, Variable Rate Demand Obligation, Series 2010, 0.150%, 11/01/38 (9)
$ 37,945	Total Short-Term Investments (cost $37,945,000)			37,945,000
	Total Investments (cost $6,045,618,233) – 158.7%			6,386,455,055
	Floating Rate Obligations – (2.6)%			(105,790,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (3.6)% (10)			(143,404,239)
	MuniFund Preferred Shares, net of deferred offering costs – (23.8)% (11)			(955,983,883)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (31.9)% (12)			(1,283,550,927)
	Other Assets Less Liabilities – 3.2%			126,587,778
	Net Assets Applicable to Common Shares – 100%			$ 4,024,313,784

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.

(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)
Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(10)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 2.2%.
(11)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 15.0%.
(12)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 20.1%.
144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.
IF
Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

PIK
Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

UB
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives, for more information.

See accompanying notes to financial statements.

Statement of Assets and Liabilities
April 30, 2020 (Unaudited)

	NAD	NEA
Assets
Long-term investments, at value (cost $4,710,865,473 and $6,007,673,233, respectively)	$4,942,419,266	$6,348,510,055
Short-term investments, at value (cost approximates value)	44,100,000	37,945,000
Cash	—	8,602,426
Receivable for:
Dividends	533	—
Interest	65,933,000	81,839,153
Investments sold	38,677,493	63,372,615
Other assets	1,269,434	2,009,500
Total assets	5,092,399,726	6,542,278,749
Liabilities
Cash overdraft	175,777	—
Floating rate obligations	96,270,000	105,790,000
Payable for:
Dividends	10,713,194	14,205,667
Interest	791,860	1,152,416
Investments purchased – regular settlement	25,273,265	8,898,252
Offering costs	—	95,411
Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering
costs (liquidation preference $545,500,000 and $143,500,000, respectively)	545,203,300	143,404,239
MuniFund Preferred (“MFP”) Shares, net of deferred offering
costs (liquidation preference $679,000,000 and $958,000,000, respectively)	678,339,162	955,983,883
Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs
(liquidation preference $632,000,000 and $1,290,300,000, respectively)	630,019,736	1,283,550,927
Accrued expenses:
Management fees	2,317,174	2,977,159
Trustees fees	903,278	1,207,417
Other	584,192	699,594
Total liabilities	1,990,590,938	2,517,964,965
Net assets applicable to common shares	$3,101,808,788	$4,024,313,784
Common shares outstanding	211,649,043	278,590,267
Net asset value (“NAV”) per common share outstanding	$14.66	$14.45
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$2,116,490	$2,785,903
Paid-in-surplus	2,913,361,902	3,727,965,928
Total distributable earnings	186,330,396	293,561,953
Net assets applicable to common shares	$3,101,808,788	$4,024,313,784
Authorized shares:
Common	Unlimited	Unlimited
Preferred	Unlimited	Unlimited

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended April 30, 2020 (Unaudited)

	NAD	NEA
Investment Income	$103,129,287	$135,655,177
Expenses
Management fees	13,850,414	17,947,273
Interest expense and amortization of offering costs	18,335,359	21,864,347
Liquidity fees	2,277,954	4,700,135
Remarketing fees	319,511	713,092
Custodian fees	260,466	319,686
Trustees fees	57,806	76,529
Professional fees	80,188	137,704
Shareholder reporting expenses	109,750	153,722
Shareholder servicing agent fees	56,592	57,981
Stock exchange listing fees	28,319	36,857
Investor relations expenses	134,257	177,091
Other	162,743	560,460
Total expenses	35,673,359	46,744,877
Net investment income (loss)	67,455,928	88,910,300
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(8,098,541)	1,500,930
Change in net unrealized appreciation (depreciation) of investments	(261,856,531)	(316,243,607)
Net realized and unrealized gain (loss)	(269,955,072)	(314,742,677)
Net increase (decrease) in net assets applicable to common shares from operations	$(202,499,144)	$(225,832,377)

See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)

	NAD		NEA
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	4/30/20	10/31/19	4/30/20	10/31/19
Operations
Net investment income (loss)	$67,455,928	$134,446,471	$88,910,300	$173,706,452
Net realized gain (loss) from investments	(8,098,541)	1,593,015	1,500,930	1,849,467
Change in net unrealized appreciation (depreciation) of investments	(261,856,531)	294,095,381	(316,243,607)	366,724,900
Net increase (decrease) in net assets applicable to common shares
from operations	(202,499,144)	430,134,867	(225,832,377)	542,280,819
Distributions to Common Shareholders
Dividends	(66,067,535)	(129,596,923)	(88,764,124)	(168,666,655)
Decrease in net assets applicable to common shares from distributions
to common shareholders	(66,067,535)	(129,596,923)	(88,764,124)	(168,666,655)
Capital Share Transactions
Common Shares:
Issued in the Merger	159,102,613	—	245,521,737	—
Net increase (decrease) in net assets applicable to common shares from
capital share transactions	159,102,613	—	245,521,737	—
Net increase (decrease) in net assets applicable to common shares	(109,464,066)	300,537,944	(69,074,764)	373,614,164
Net assets applicable to common shares at the beginning of period	$3,211,272,854	$2,910,734,910	$4,093,388,548	$3,719,774,384
Net assets applicable to common shares at the end of period	$3,101,808,788	$3,211,272,854	$4,024,313,784	$4,093,388,548

See accompanying notes to financial statements.

Statement of Cash Flows

Six Months Ended April 30, 2020 (Unaudited)

	NAD	NEA
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(202,499,144)	$(225,832,377)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(476,443,912)	(617,972,457)
Proceeds from sales and maturities of investments	512,631,277	703,033,556
Proceeds from (Purchase of) short-term investments, net	(40,100,000)	(9,745,000)
Payment-in-kind distributions	(20,827)	(4,891)
Taxes paid	(151,388)	(19,269)
Amortization (Accretion) of premiums and discounts, net	(1,468,992)	(5,010,502)
Amortization of deferred offering costs	69,176	243,542
(Increase) Decrease in:
Receivable for dividends	27	—
Receivable for interest	2,743,862	2,943,192
Receivable for investments sold	(14,967,236)	(5,424,105)
Other assets	287,087	56,416
Increase (Decrease) in:
Payable for interest	(656,445)	625,263
Investments purchased - regular settlement	18,976,548	(56,897,262)
Payable for offering costs	(109,385)	—
Accrued management fees	(63,094)	(30,552)
Accrued Trustees fees	52,502	92,006
Accrued other expenses	(338,535)	(360,498)
Net realized (gain) loss from:
Investments	8,098,541	(1,500,930)
Paydowns	54	39
Change in net unrealized appreciation (depreciation) of investments	261,856,531	316,243,607
Net cash provided by (used in) operating activities	67,896,647	100,439,778
Cash Flow from Financing Activities:
Proceeds from borrowings	9,619,672	17,695,323
(Repayments of) borrowings	(9,619,672)	(17,695,323)
(Payments for) deferred offering costs	(109,385)	—
Increase (Decrease) in cash overdraft	(2,192,542)	(4,061,760)
(Repayments of) floating rate obligations	—	(7,500,000)
Cash distributions paid to common shareholders	(65,645,972)	(87,927,464)
Net cash provided by (used in) financing activities	(67,947,899)	(99,489,224)
Net Increase (Decrease) in Cash	(51,252)	950,554
Cash at the beginning of period	—	—
Cash acquired in connection with the Merger	51,252	7,651,872
Cash at the end of period	—	8,602,426

Supplemental Disclosure of Cash Flow Information	NAD	NEA
Cash paid for interest (excluding amortization of offering costs)	$18,791,666	$20,892,097

See accompanying notes to financial statements.

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Financial Highlights (Unaudited)

Selected data for a common share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumu- lated Net Realized Gains	Total	Discount per Share Repurchased and Retired		Ending NAV	Ending Share Price
NAD
Year Ended 10/31:
2020(d)	$15.91	$0.33	$(1.26)	$(0.93)	$(0.32)	$—	$(0.32)	$—		$14.66	$13.05
2019	14.42	0.67	1.46	2.13	(0.64)	—	(0.64)	—		15.91	14.42
2018	15.41	0.69	(0.99)	(0.30)	(0.69)	—	(0.69)	—	*	14.42	12.41
2017	15.75	0.73	(0.29)	0.44	(0.78)	—	(0.78)	—		15.41	13.86
2016	15.44	0.71	0.45	1.16	(0.85)	—	(0.85)	—		15.75	14.19
2015	15.64	0.84	(0.17)	0.67	(0.87)	—	(0.87)	—		15.44	14.05

NEA
Year Ended 10/31:
2020(d)	15.58	0.32	(1.13)	(0.81)	(0.32)	—	(0.32)	—		14.45	12.91
2019	14.16	0.66	1.40	2.06	(0.64)	—	(0.64)	—		15.58	14.20
2018	15.07	0.68	(0.91)	(0.23)	(0.68)	—	(0.68)	—	*	14.16	12.13
2017	15.36	0.71	(0.26)	0.45	(0.74)	—	(0.74)	—		15.07	13.57
2016	14.82	0.72	0.58	1.30	(0.76)	—	(0.76)	—		15.36	13.75
2015	15.13	0.77	(0.28)	0.49	(0.80)	—	(0.80)	—		14.82	13.26

(a)
Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets(b)

Based on NAV(a)	Based on Share Price(a)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(c)

(5.95)%	(7.45)%	$3,101,809	2.22	%**	4.19	%**	9%
15.03	21.78	3,211,273	2.45		4.35		8
(2.03)	(5.69)	2,910,735	2.34		4.57		20
3.01	3.26	3,110,034	1.95		4.84		18
7.54	6.88	3,179,168	1.90		4.64		11
4.43	5.57	606,607	1.41		5.41		15

(5.29)	(6.99)	4,024,314	2.20	**	4.18	**	9
14.81	22.78	4,093,389	2.40		4.41		8
(1.62)	(5.84)	3,719,774	2.29		4.63		11
3.16	4.21	3,959,861	1.94		4.80		15
8.84	9.33	4,037,193	1.77		4.59		12
3.38	2.30	1,168,847	1.46		5.16		18

(b)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund.

•  The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 5 – Fund Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 4 – Portfolio Securities and Investments in Derivatives), where applicable, as follows:

NAD		NEA
Year Ended 10/31:		Year Ended 10/31:
2020(d)	1.30%**	2020(d)	1.28%**
2019	1.50	2019	1.47
2018	1.39	2018	1.35
2017	1.00	2017	1.00
2016	0.90	2016	0.78
2015	0.47	2015	0.50

(c)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives,) divided by the average long-term market value during the period.

(d)	For the six months ended April 30, 2020.
*	Rounds to less than $0.01 per share.
**	Annualized.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

	AMTP Shares at the End of Period		MFP Shares at the End of Period		VMTP Shares at the End of Period		VRDP Shares at the End of Period		AMTP, MFP, VMTP and/or VRDP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share(a)	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Asset Coverage Per $1 Liquidation Preference
NAD
Year Ended 10/31:
2020(b)	$545,500	$267,078	$679,000	$267,078	$—	$—	$632,000	$267,078	$2.67
2019	545,500	279,954	607,000	279,954	—	—	632,000	279,954	2.80
2018	—	—	607,000	263,112	545,500	263,112	632,000	263,112	2.63
2017	—	—	—	—	952,500	296,279	632,000	296,279	2.96
2016	—	—	—	—	952,500	300,642	632,000	300,642	3.01
2015	—	—	—	—	265,000	328,908	—	—	—

NEA
Year Ended 10/31:
2020(b)	143,000	268,255	958,000	268,255	—	—	1,290,300	268,255	2.68
2019	—	—	958,000	282,066	—	—	1,290,300	282,066	2.82
2018	—	—	958,000	265,448	—	—	1,290,300	265,448	2.65
2017	—	—	—	—	773,000	291,919	1,290,300	291,919	2.92
2016	—	—	—	—	773,000	295,667	1,290,300	295,667	2.96
2015	—	—	—	—	151,000	333,349	349,900	333,349	3.33

(a)
NEA’s Series D MFP Shares have a $1,000 liquidation preference per share, while all other MFP Shares have a $100,000 liquidation preference per share. The asset coverage per $1,000 share for NEA’s Series D MFP Shares were as follows:

Asset
Coverage
Per
$1,000
NEA	Share
Series D
Year Ended 10/31:
2020(b)	$2,683
2019	2,800
2018	—
2017	—
2016	—
2015	—
(b)	For the six months ended April 30, 2020.

See accompanying notes to financial statements.

Notes to
Financial Statements (Unaudited)
1. General Information
Fund Information
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):
•	Nuveen Quality Municipal Income Fund (NAD)
•	Nuveen AMT-Free Quality Municipal Income Fund (NEA)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NAD and NEA were organized as Massachusetts business trusts on January 15, 1999 and July 29, 2002, respectively.
The end of the reporting period for the Funds is April 30, 2020, and the period covered by these Notes to Financial Statements is the six months ended April 30, 2020 (the ”current fiscal period”).
Investment Adviser and Sub-Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Fund Merger
Effective prior to the opening of business on February 18, 2020, Nuveen Texas Quality Municipal Income Fund (NTX) (a “Target Fund”) was merged into NAD (an “Acquiring Fund”) and effective prior to the opening of business on November 18, 2019, Nuveen North Carolina Quality Municipal Income Fund (NNC) (a “Target Fund”) was merged into NEA (an “Acquiring Fund”) (each a “Merger” and collectively the “Mergers”).
Upon the closing of each Merger, each Target Fund transferred its assets to its respective Acquiring Fund in exchange for common and preferred shares of the Acquiring Funds and the assumption by the Acquiring Funds of the liabilities of each Target Fund. Each Target Fund was then liquidated, dissolved and terminated in accordance with its Declaration of Trust. Shareholders of each Target Fund became shareholders of their respective Acquiring Fund. Holders of common shares of each Target Fund received newly issued common shares of their respective Acquiring Fund, the aggregate net asset value (“NAV”) of which is equal to the aggregate NAV of the common shares of each Target Fund held immediately prior to each Merger (including for this purpose fractional Acquiring Fund shares to which shareholders were entitled). Holders of preferred shares of each Target Fund receive on a one-for-one basis newly issued preferred shares of their respective Acquiring Fund, in exchange for preferred shares of each Target Fund held immediately prior to each Merger. Details of each Merger are further described in Note 9 – Fund Mergers.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Funds’ financial performance. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Notes to Financial Statements (Unaudited) (continued)
Compensation
The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 – Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
FASB Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities
The FASB has issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. During the current fiscal period, ASU 2017-08 became effective for the Funds and it did not have a material impact on the Funds’ financial statements.
Fair Value Measurement Disclosure Framework
During August 2018, the FASB issued ASU 2018-13 (“ASU 2018-13”), Fair Value Measurement: Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required by Topic 820, Fair Value Measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has early implemented this guidance and it did not have a material impact on the Funds’ financial statements.
Reference Rate Reform
In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, but is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

3. Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
The Funds’ investments in securities are recorded at their estimated value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Prices of fixed income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Investments in investment companies are valued at their respective NAV’s on valuation date and are generally classified as Level 1.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

NAD	Level 1	Level 2	Level 3		Total

Long-Term Investments:
Municipal Bonds*	$—	$4,933,624,377	$8,302,842	**	$4,941,927,219
Investment Companies	492,047	—	—		492,047
Short-Term Investments:
Municipal Bonds*	—	44,100,000	—		44,100,000
Total	$492,047	$4,977,724,377	$8,302,842		$4,986,519,266

NEA

Long-Term Investments:
Municipal Bonds*	$—	$6,335,980,083	$12,529,972	**	$6,348,510,055
Short-Term Investments:
Municipal Bonds*	—	37,945,000	—		37,945,000
Total	$—	$6,373,925,083	$12,529,972		$6,386,455,055

*	Refer to the Fund’s Portfolio of Investments for state classifications.
**	Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.

Notes to Financial Statements (Unaudited) (continued)
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations Outstanding	NAD	NEA
Floating rate obligations: self-deposited Inverse Floaters	$96,270,000	$105,790,000
Floating rate obligations: externally-deposited Inverse Floaters	49,340,000	109,195,000
Total	$145,610,000	$214,985,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rate and fees related to self-deposited Inverse Floaters, were as follows:

Self-Deposited Inverse Floaters	NAD	NEA
Average floating rate obligations outstanding	$96,270,000	$107,067,473
Average annual interest rate and fees	1.88%	1.83%

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond is not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations — Recourse Trusts	NAD	NEA
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$69,840,000	$102,775,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	38,265,000	102,540,000
Total	$108,105,000	$205,315,000

Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:

	NAD	NEA
Purchases	$476,443,912	$617,972,457
Sales and maturities	512,631,277	703,033,556

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed

Notes to Financial Statements (Unaudited) (continued)
delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5. Fund Shares
Common Share Transactions
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:

	NAD		NEA
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	4/30/20	10/31/19	4/30/20	10/31/19

Common shares:
Issued in the Merger	9,784,676	—	15,869,620	—

Preferred Shares
Adjustable Rate MuniFund Term Preferred Shares
The Funds have issued and have outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publically available.
As of the end of the reporting period, NAD and NEA had $545,203,300 and $143,404,239 of AMTP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows:

		Shares	Liquidation
Fund	Series	Outstanding	Preference
NAD	2028	3,370	$337,000,000
	2028-1	2,085	$208,500,000
NEA	2028*	1,435	143,500,000
*  AMTP Shares issued in connection with the Merger.
Each Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate. Should the majority owner and the Fund fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.
In addition, the Funds may be obligated to redeem a certain amount of the AMTP Shares if the Funds fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for each Fund’s AMTP Shares are as follows:

	Notice		Term	Premium
Fund	Period	Series	Redemption Date	Expiration Date
NAD	360-day	2028	December 1, 2028**	November 30, 2019
	360-day	2028-1	December 1, 2028**	November 30, 2019
NEA	360-day	2028	December 1, 2028**	November 30, 2019

** Subject to early termination by either the Fund or the holder.

The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:

	NAD	NEA***
Average liquidation preference of AMTP Shares outstanding	545,500,000	143,500,000
Annualized dividend rate	2.24%	1.98%

*** For the period November 18, 2019 (Merger date) through April 30, 2020.

AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities.
AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Costs incurred in connection with each Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
MuniFund Preferred Shares
The Funds have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 ($1,000 for NEA’s Series D) liquidation preference per share. These MFP Shares were issued via private placement and are not publically available.
The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.
•  Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.
Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.

Notes to Financial Statements (Unaudited) (continued)
•  Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed “spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.
The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.
•  Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, Shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement Operations.
For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MuniFund Preferred (“MFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred in connection with each Fund’s offering of MFP Shares were recorded as a deferred charges, which are amortized over the life of the shares and are recognized as a component of “MuniFund Preferred (“MFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
In conjunction with NEA’s redemption of MFP shares, deferred costs of $122,524 were expensed during the current fiscal period, as the redemption was deemed an extinguishment of debt.

		Shares	Liquidation	Term		Mode
Fund	Series	Outstanding	Preference	Redemption Date	Mode	Termination Date
NAD	A	6,070	$607,000,000	January 3, 2028	VRM	January 3, 2028**
	B*	720	72,000,000	September 1, 2047	VRM	September 28, 2022
NEA	A	1,850	$185,000,000	February 3, 2048	VRM	February 3, 2048**
	B	3,350	335,000,000	March 2, 2028	VRM	March 2, 2028**
	C	2,380	238,000,000	March 2, 2028	VRM	March 2, 2028**
	D	200,000	200,000,000	March 1, 2029	VRRM	N/A
*  MFP Shares issued in connection with the Merger.
** Subject to earlier termination by either the Fund or the shareholder.
The average liquidation preference of MFP Shares outstanding and annualized dividend rate for the Funds during the current fiscal period were as follows:

	NAD	NEA
Average liquidation preference of MFP Shares outstanding	$635,879,121	$958,000,000
Annualized dividend rate	1.91%	1.95%

Variable Rate Demand Preferred Shares
The Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, NAD and NEA had $630,019,736 and $1,283,550,927 of VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the end of the reporting period, were as follows:

		Shares	Remarketing	Liquidation
Fund	Series	Outstanding	Fee*	Preference	Maturity
NAD	1	2,368	0.10%	$236,800,000	September 11, 2026
	2	2,675	0.10	267,500,000	September 11, 2026
	3	1,277	0.10	127,700,000	September 11, 2026
NEA	1	2,190	0.10%	$219,000,000	June 1, 2040
	2	1,309	0.08	130,900,000	December 1, 2040
	3	3,509	0.05	350,900,000	March 1, 2040
	4	4,895	0.10	489,500,000	September 11, 2026
	5	1,000	0.10	100,000,000	October 1, 2046
*  Remarketing fees as a percentage of aggregate principal amount of all VRDP Shares outstanding of each series.
VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	NAD	NEA
Average liquidation preference of VRDP Shares outstanding	$632,000,000	$1,290,300,000
Annualized dividend rate	1.56%	1.46%

For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offerings costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions
Transactions in preferred shares for the Funds during the Funds’ current and prior fiscal period, where applicable, are noted in the following tables.

Transactions in AMTP Shares for the Funds, where applicable, were as follows:

	Six Months Ended
	April 30, 2020
NEA	Series	Shares	Amount
AMTP Shares issued in connection with the Merger	2028	1,435	143,500,000

	Year Ended
	October 31, 2019
NAD	Series	Shares	Amount
AMTP Shares issued	2028	3,370	$337,000,000
	2028-1	2,085	208,500,000
Net increase (decrease)		5,455	$545,500,000

Notes to Financial Statements (Unaudited) (continued)

Transactions in MFP Shares for the Funds, where applicable, were as follows:

	Six Months Ended April 30, 2020
NAD	Series	Shares	Amount
MFP Shares issued in connection with the Merger	B	720	$72,000,000

	Year Ended October 31, 2019
NEA	Series	Shares	Amount
MFP Shares issued	D	200,000	$200,000,000
MFP Shares redeemed	B	(2,000)	(200,000,000)
Net increase (decrease)		198,000	$—

Transactions VMTP Shares for the Funds, where applicable, were as follows:

	Year Ended October 31, 2019
NAD	Series	Shares	Amount
VMTP Shares redeemed	2019	(3,370)	$(337,000,000)
	2019-1	(2,085)	(208,500,000)
Net increase (decrease)		(5,455)	$(545,500,000)

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of NEA the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2020.

	NAD	NEA
Tax cost of investments	$4,654,618,420	$5,932,100,405
Gross unrealized:
Appreciation	$289,887,405	$414,836,541
Depreciation	(54,256,048)	(66,272,696)
Net unrealized appreciation (depreciation) of investments	$235,631,357	$348,563,845

Permanent differences, primarily due to federal taxes paid, nondeductible offering costs, distribution reallocations and taxable market discount resulted in reclassifications among the Funds’ components of common share net assets as of October 31, 2019, the Funds’ last tax year end.

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of October 31, 2019, the Funds’ last tax year end, were as follows:

	NAD	NEA
Undistributed net tax-exempt income[1]	$5,990,349	$8,561,503
Undistributed net ordinary income[2]	720,895	91,755
Undistributed net long-term capital gains	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2019, and paid on November 1, 2019.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds’ last tax year ended October 31, 2019 was designated for purposes of the dividends paid deduction as follows:

	NAD	NEA
Distributions from net tax-exempt income	$167,683,147	$210,049,046
Distributions from net ordinary income[2]	688,426	2,274,731
Distributions from net long-term capital gains	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of October 31, 2019, the Funds’ last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

	NAD[4]	NEA[4]
Not subject to expiration:
Short-term	$28,637,706	24,735,519
Long-term	10,136,511	28,357,683
Total	$38,774,217	$53,093,202

[4]	A portion of NAD’s and NEA’s capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.

During the Funds’ last tax year ended October 31, 2019, the Funds utilized capital loss carryforwards as follows:

	NAD	NEA
Utilized capital loss carryforwards	$1,025,793	$1,089,151

7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Averaged Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	0.4500%
For the next $125 million	0.4375
For the next $250 million	0.4250
For the next $500 million	0.4125
For the next $1 billion	0.4000
For the next $3 billion	0.3750
For managed assets over $5 billion	0.3625

Notes to Financial Statements (Unaudited) (continued)
The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*
For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do not include certain Nuveen Funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of April 30, 2020, the complex-level fee for each Fund was 0.1593%.

Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:

Cross-Trades	NAD	NEA
Purchases	$55,220,021	$27,138,846
Sales	21,164,906	27,307,746

8. Borrowing Arrangements

Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.65 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2020 unless extended or renewed.
The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:

	NAD	NEA
Maximum outstanding balance	$9,619,672	$17,695,323

During the Funds’ utilization period(s), during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

	NAD	NEA
Utilization period (days outstanding)	2	2
Average daily balance outstanding	$9,619,672	$17,695,323
Average annual interest rate	2.76%	2.76%

Borrowings outstanding as of the end of the reporting period are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.
Inter-Fund Borrowing and Lending
The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
9. Fund Mergers
The Mergers as previously described in Note 1 — General Information was structured to qualify as tax-free mergers under the Internal Revenue Code for federal income tax purposes, and the Target Funds' shareholders recognized no gain or loss for federal income tax purposes as a result. Prior to the closing of the Mergers, the Target Funds distributed all of its net investment income and capital gains, if any. Such a distribution may be taxable to the Target Funds' shareholders for federal income tax purposes.
Investments
The cost, fair value and net unrealized appreciation (depreciation) of the investments (including investments in derivatives) of the Target Funds as of the date of the Mergers, were as follows:

NTX
Cost of investments	$200,225,096
Fair value of investments	224,050,174
Net unrealized appreciation (depreciation) of investments	23,825,078

Notes to Financial Statements (Unaudited) (continued)

NNC
Cost of investments	$350,894,498
Fair value of investments	377,247,850
Net unrealized appreciation (depreciation) of investments	26,353,352

For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of the Acquiring Funds' realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Common Shares
The common shares outstanding, net assets applicable to common shares and NAV per common share outstanding immediately before and after the Mergers were as follows:

Target Fund – Prior to Merger	NTX
Common shares outstanding	9,958,610
Net assets applicable to common shares	$159,102,613
NAV per common share outstanding	$15.98
Target Fund – Prior to Merger	NNC
Common shares outstanding	16,233,508
Net assets applicable to common shares	$245,521,737
NAV per common share outstanding	$15.12
Acquiring Fund – Prior to Merger	NAD
Common shares outstanding	201,864,367
Net assets applicable to common shares	$3,282,394,250
NAV per common share outstanding	$16.26
Acquiring Fund – Prior to Merger	NEA
Common shares outstanding	262,720,647
Net assets applicable to common shares	$4,064,612,193
NAV per common share outstanding	$15.47
Acquiring Fund – Post Merger	NAD
Common shares outstanding	211,649,043
Net assets applicable to common shares	$3,441,496,863
NAV per common share outstanding	$16.26
Acquiring Fund – Post Merger	NEA
Common shares outstanding	278,590,267
Net assets applicable to common shares	$4,310,133,930
NAV per common share outstanding	$15.47

Pro Forma Results of Operations
The beginning of the Target Funds' current fiscal periods were March 1, 2019 for NTX, and June 1, 2019 for NNC. Assuming the Merger had been completed on November 1, 2019, the beginning of the Acquiring Fund’s current fiscal period, the pro forma results of operations for each Fund’s current fiscal period, are as follows:

Acquiring Fund – Pro Forma Results from Operations	NAD
Net investment income (loss)	$68,754,184
Net realized and unrealized gains (losses)	(259,340,487)
Change in net assets resulting from operations	(190,586,303)

Acquiring Fund – Pro Forma Results from Operations	NEA
Net investment income (loss)	$89,265,142
Net realized and unrealized gains (losses)	(314,053,669)
Change in net assets resulting from operations	(224,788,528)

Because the combined investment portfolios for each Merger have been managed as a single integrated portfolio since the Merger was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Statement of Operations for their respective Acquiring Fund since the Mergers were consummated.
Cost and Expenses
In connection with the Merger, the Acquiring Fund incurred certain associated costs and expenses. Such amounts were included as components of “Accrued other expenses” on the Statement of Assets and Liabilities and “Merger expenses” on the Statement of Operations.
10. Subsequent Events
Committed Line of Credit
During June 2020, the Participating Funds renewed the standby credit facility through June 2021. In conjunction with this renewal the commitment amount decreased from $2.65 billion to $2.405 billion and the interest rate increased from LIBOR plus 1.00% to LIBOR plus 1.25%. The Participating Funds also incurred a 0.10% upfront fee. All other terms remain unchanged.

Additional Fund
Information

Board of Trustees
Jack B. Evans	William C. Hunter	Albin F. Moschner	John K. Nelson	Judith M. Stockdale	Carole E. Stone
Terence J. Toth	Margaret L. Wolff	Robert L. Young

Investment Adviser	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	KPMG LLP	Computershare Trust
Chicago, IL 60606	One Lincoln Street	200 East Randolph Street	Company, N.A.
Boston, MA 02111	Chicago, IL 60601	150 Royall Street
Canton, MA 02021
(800) 257-8787

Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NAD	NEA
Common shares repurchased	—	—

FINRA BrokerCheck
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
■ Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
■ Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
■ Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
■ Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
■ Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
■ NAD and NEA Custom Blended Fund Performance Benchmark: The Fund Performance Benchmark is an unleveraged index consisting of the returns of the S&P Municipal Bond Index prior to 9/12/16 and thereafter the returns of an 80%/20% blend of the S&P Municipal Bond Investment Grade Index and the S&P Municipal Bond High Yield Index, respectively. The S&P Municipal Bond Index is an unmanaged, market value-weighted index designed to measure the performance of tax-exempt municipal bonds. The S&P Municipal Bond Investment Grade Index is an unmanaged, market value-weighted index designed to measure the performance of tax-exempt municipal bonds rated investment grade by Standard & Poor’s, Moody’s and/or Fitch. The S&P Municipal Bond High Yield Index is an unmanaged, market value-weighted index designed to measure the performance of the tax-exempt, high yield municipal bonds. Index returns assume compounding and do not include the effects of any fees or expenses.
■ Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
■ Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

Glossary of Terms Used in this Report (continued)
■ Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
■ S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
■ Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
■ Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Reinvest Automatically, Easily and Conveniently
Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan
Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.
Easy and convenient
To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.
Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
Call today to start reinvesting distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial professional or call us at (800) 257-8787.

Notes

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

ESA-B-0420D 1210954-INV-B-06/21

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen AMT-Free Quality Municipal Income Fund

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: July 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer
(principal executive officer)

Date: July 7, 2020

By (Signature and Title) /s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: July 7, 2020